UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2008

Date of reporting period:	1/31/2008

Item 1.	Schedule of Investments

LARGE CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments

As of January 31, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —99.1%

	COMMON STOCKS

	Aerospace & Defense —5.2%
25,200	Boeing Co.	$2,096,136
61,260	General Dynamics Corp.	5,174,020
58,846	Lockheed Martin Corp.	6,350,660
22,500	Northrop Grumman Corp.(a)	1,785,600

		15,406,416

	Agriculture/Heavy Equipment —3.4%
26,900	Altria Group, Inc.	2,039,558
70,230	Monsanto Co.	7,896,661
3,000	Universal Corp.(a)	149,430

		10,085,649

	Airlines
9,600	Southwest Airlines Co.(a)	112,608

	Apparel
1,700	Jones Apparel Group, Inc.	28,560

	Automobile Manufacturers —1.2%
16,400	Ford Motor Co.*(a)	108,896
32,230	Toyota Motor Corp., ADR (Japan)(a)	3,498,567

		3,607,463

	Beverages —2.9%
55,991	Coca-Cola Co. (The)	3,312,988
91,705	Heinekin NV, ADR (Netherlands)	2,552,645
2,100	Pepsi Bottling Group, Inc.	73,185
3,200	PepsiAmericas, Inc.	78,848
35,900	PepsiCo, Inc.(a)	2,448,021

		8,465,687

	Biotechnology —2.2%
39,900	Amgen, Inc.*	1,858,941
65,324	Genentech, Inc.*	4,585,092

		6,444,033

	Business Services —2.6%
16,300	Manpower, Inc.	917,038
32,501	Mastercard, Inc.(a)	6,727,707

		7,644,745

	Cable Television —0.4%
40,238	DIRECTV Group, Inc. (The)*	908,574
6,000	Dish Network Corp.*	169,440

		1,078,014

	Chemicals —2.3%
16,901	Air Products & Chemicals, Inc.	1,521,428
11,100	Celanese Corp.	412,698
9,400	CF Industries Holdings, Inc.(a)	1,005,142
1,600	Lubrizol Corp. (The)	84,176
500	Minerals Technologies, Inc.(a)	27,200
37,625	Praxair, Inc.	3,044,239
14,100	Terra Industries, Inc.*(a)	635,487

		6,730,370

	Commercial Services —0.8%
35,000	Accenture Ltd. (Class A Stock)(a)	1,211,700
18,801	Expedia, Inc.*(a)	432,799

10,200	McKesson Corp.	640,458

		2,284,957

	Communication Equipment —0.6%
62,400	Juniper Networks, Inc.*(a)	1,694,160

	Computer Hardware —4.5%
48,782	Apple, Inc.*	6,603,131
9,300	Cadence Design System, Inc.*(a)	94,395
4,700	Computer Sciences Corp.*	198,904
63,900	Dell, Inc.*	1,280,556
73,213	Hewlett-Packard Co.(a)	3,203,069
8,300	International Business Machines Corp.	890,922
42,900	Synopsys, Inc.*	944,658

		13,215,635

	Computer Services & Software —4.8%
8,000	Advent Software, Inc.*	361,280
25,100	Amazon.com, Inc.*(a)	1,950,270
2,000	Autodesk, Inc.*	82,300
356,158	Microsoft Corp.	11,610,751
2,900	Tech Data Corp.*	99,702

		14,104,303

	Computers —0.1%
5,800	Lexmark International, Inc. (Class A Stock)*	210,018

	Computers & Peripherals —0.5%
100,400	EMC Corp.*(a)	1,593,348

	Conglomerates
800	Cooper Industries Ltd.	35,632

	Construction —0.2%
8,400	Foster Wheeler Ltd.*	575,148
4,700	KBR, Inc.*	148,473

		723,621

	Consumer Products & Services —0.8%
14,900	American Greetings Corp. (Class A Stock)(a)	305,748
3,745	Proctor & Gamble Co.	246,983
32,500	UST, Inc.(a)	1,688,700

		2,241,431

	Diversified —0.6%
21,300	3M Co.	1,696,545

	Diversified Machinery —0.6%
43,600	Ingersoll-Rand Co. Ltd. (Class A Stock)(a)	1,723,072

	Diversified Manufacturing —0.6%
31,300	Honeywell International, Inc.(a)	1,848,891

	Diversified Operations —0.4%
138,293	Tesco PLC (United Kingdom)	1,156,066

	Diversified Telecommunication Services —0.2%
14,400	Verizon Communications, Inc.	559,296

	Education —0.4%
12,200	ITT Educational Services, Inc.*	1,114,470

	Electrical Equipment —0.1%
3,300	Thomas & Betts Corp.*(a)	149,325

	Electronic Components —2.2%
22,200	Adobe Systems, Inc.*	775,446
6,500	Agilent Technologies, Inc.*	220,415
14,300	Avnet, Inc.*	509,223
360	Echostar Corp.*(a)	10,519
1,400	Emerson Electric Co.	71,176
13,700	Energizer Holdings, Inc.*(a)	1,282,594

800	Hubbell, Inc.	38,144
5,300	MEMC Electronic Materials, Inc.*	378,738
33,850	NVIDIA Corp.*(a)	832,371
4,400	Raytheon Co.	286,616
67,865	Reliant Energy, Inc.*	1,443,489
7,900	Waters Corp.*	453,855
800	WW Grainger, Inc.(a)	63,656

		6,366,242

	Entertainment & Leisure —1.4%
46,887	Las Vegas Sands, Inc.*	4,110,583

	Finance —0.4%
1,800	CME Group, Inc.(a)	1,114,020

	Financial - Bank & Trust —3.8%
35,497	Bank of America Corp.	1,569,252
28,300	Bank of New York Mellon Corp. (The)	1,319,629
7,015,000	Industrial & Commercial Bank of China (Hong Kong)	4,222,873
118,061	Wells Fargo & Co.	4,015,255

		11,127,009

	Financial Services —4.9%
5,640	Ameriprise Financial, Inc.	311,948
2,200	Eaton Vance Corp.	81,994
33,079	Goldman Sachs Group, Inc.	6,641,271
6,100	Janus Capital Group, Inc.(a)	164,761
70,074	JPMorgan Chase & Co.	3,332,019
60,153	Lehman Brothers Holdings, Inc.(a)	3,860,018
8,900	Western Union Co. (The)	199,360

		14,591,371

	Food Products —0.2%
23,500	Kroger Co. (The)	598,075

	Food —0.3%
73,200	Tyson Foods, Inc. (Class A Stock)(a)	1,043,100

	Healthcare Equipment & Supplies —0.5%
31,600	Eli Lilly & Co.	1,628,032

	Healthcare Providers & Services —0.3%
12,600	CIGNA Corp.	619,416
10,200	Kindred Healthcare, Inc.*	280,908

		900,324

	Healthcare Services —3.5%
5,700	Abbott Laboratories	320,910
33,100	AmerisourceBergen Corp.	1,544,115
23,000	Biogen Idec, Inc.*	1,401,850
137,184	UnitedHealth Group, Inc.	6,974,435

		10,241,310

	Healthcare-Products
2,000	Covidien Ltd. (Bermuda)	89,260

	Hospitals/Hospital Management —0.4%
22,700	Kinetic Concepts, Inc.*	1,130,006

	Hotels & Motels —3.1%
48,716	MGM Mirage*	3,566,985

49,860	Wynn Resorts Ltd.	5,732,903

		9,299,888

	Hotels, Restaurants & Leisure —2.7%
148,166	McDonald’s Corp.	7,934,289

	Industrial Conglomerates —0.4%
35,100	Tyco Electronics Ltd.	1,186,731

	Internet & Catalog Retail —0.3%
27,900	eBay, Inc.*	750,231

	Internet Services —2.7%
3,100	Fair Isaac Corp.	79,050
9,853	Google, Inc. (Class A Stock)*(a)	5,560,048
96,900	Symantec Corp.*	1,737,417
18,300	Verisign, Inc.*	620,736

		7,997,251

	Machinery —0.3%
14,800	Rockwell Automation, Inc.	843,896

	Machinery & Equipment —1.0%
28,700	AGCO Corp.*	1,728,314
2,200	Caterpillar, Inc.	156,508
1,500	Crane Co.	61,305
10,008	Deere & Co.	878,302
300	Parker Hannifin Corp.	20,283

		2,844,712

	Media —1.7%
72,850	CBS Corp. (Class B Stock)(a)	1,835,092
120,500	Time Warner, Inc.(a)	1,896,670
47,600	Walt Disney Co. (The)	1,424,668

		5,156,430

	Medical Supplies & Equipment —0.8%
2,100	Baxter International, Inc.	127,554
1,000	Intuitive Surgical, Inc.*(a)	254,000
6,300	Invitrogen Corp.*	539,721
7,500	Johnson & Johnson	474,450
16,000	Medtronic, Inc.	745,120
6,000	St. Jude Medical, Inc.*	243,060

		2,383,905

	Metals & Mining —2.0%
15,000	Freeport-Mcmoran Copper & Gold, Inc.	1,335,450
900	Newmont Mining Corp.	48,906
3,100	Southern Copper Corp.	290,904
34,137	Transocean, Inc.*(a)	4,185,196
4,400	Worthington Industries, Inc.(a)	72,116

		5,932,572

	Miscellaneous Manufacturers —0.3%
8,800	SPX Corp.	885,280

	Office Equipment
600	Herman Miller, Inc.	19,068
1,300	Hon Industries, Inc.	43,758

		62,826

	Oil, Gas & Consumable Fuels —7.2%
24,900	Anadarko Petroleum Corp.(a)	1,458,891
23,679	Cameron International Corp.*	953,317
16,100	Devon Energy Corp.	1,368,178
16,900	Dresser-Rand Group, Inc.*	535,730
42,500	Exxon Mobil Corp.(a)	3,672,000
700	FMC Technologies, Inc.*	33,712
46,800	Global Industries Ltd.*	826,488
43,600	Halliburton Co.(a)	1,446,212
11,500	National Oilwell Varco, Inc.*(a)	692,645

22,400	Patterson-UTI Energy, Inc.	438,592
46,486	Petroleo Brasileiro SA (Brazil)	5,166,454
3,900	Pioneer Natural Resources Co.(a)	163,410
61,124	Schlumberger Ltd.	4,612,417

		21,368,046

	Paper & Forest Products —0.1%
6,300	Owens-Illinois, Inc.*	317,520

	Pharmaceuticals —5.6%
51,256	Amylin Pharmaceuticals, Inc.*(a)	1,519,740
20,500	Express Scripts, Inc.*	1,383,545
54,300	Gilead Sciences, Inc.*	2,480,967
45,600	Medco Health Solutions*	2,283,648
131,343	Merck & Co., Inc.	6,078,554
3,100	Millennium Pharmaceuticals, Inc.*	47,027
20,200	Perkinelmer, Inc.(a)	502,778
73,300	Pfizer, Inc.	1,714,487
9,300	Schering-Plough Corp.	182,001
14,800	Watson Pharmaceuticals, Inc.*(a)	386,428

		16,579,175

	Real Estate Investment Trust - Apartment
1,200	Avalonbay Communities, Inc.(a)	112,740

	Real Estate Investment Trusts —1.3%
4,700	Amb Property Corp.(a)	237,820
600	General Growth Properties, Inc.	21,912
3,300	Jones Lang LaSalle, Inc.	256,740
3,200	Kilroy Realty Corp.	156,896
5,700	Macerich Co. (The)	389,709
35,000	ProLogis(a)	2,077,250
4,200	Regency Centers Corp.(a)	258,006
7,000	Ventas, Inc.(a)	309,400

		3,707,733

	Restaurants —1.6%
400	Chipotle Mexican Grill, Inc.*(a)	48,696
137,164	Yum! Brands, Inc.	4,685,522

		4,734,218

	Retail & Merchandising —3.1%
11,200	AutoNation, Inc.*(a)	182,336
800	Bj’s Wholesale Club, Inc.*	25,952
70,436	CVS Corp.	2,751,934
19,800	Gamestop Corp.*(a)	1,024,254
4,900	Home Depot, Inc. (The)(a)	150,283
112,711	Lowe’s Cos., Inc.	2,980,079
42,300	Radioshack Corp.	733,905
22,800	Wal-Mart Stores, Inc.	1,160,064

		9,008,807

	School —0.7%
25,600	Apollo Group, Inc.*(a)	2,041,344

	Semiconductors —2.3%
218,243	Intel Corp.	4,626,752
9,600	National Semiconductor Corp.	176,928
8,700	Novellus Systems, Inc.*	206,712

55,600	Texas Instruments, Inc.	1,719,708

		6,730,100

	Semiconductors & Semiconductor Equipment —0.4%
46,800	Analog Devices, Inc.(a)	1,327,248

	Software —0.2%
29,200	CA, Inc.	643,276

	Telecommunication Services —1.6%
119,561	AT&T, Inc.	4,601,903

	Telecommunications —4.1%
2,600	Adtran, Inc.	54,106
61,610	America Movil SAB de CV (Class L Stock), ADR (MEXICO)	3,691,055
132,000	China Mobile Ltd. (Hong Kong)	1,946,102
130,306	Cisco Systems, Inc.*	3,192,497
3,600	Embarq Corp.	163,080
5,500	Garmin Ltd.	396,825
31,514	QUALCOMM, Inc.	1,336,824
139,107	Sprint Nextel Corp.	1,464,797

		12,245,286

	Transportation —2.2%
24,900	J.B. Hunt Transport Services, Inc.(a)	774,390
13,587	Norfolk Southern Corp.	738,997
2,600	Overseas Shipholding Group, Inc.	169,572
2,900	Ryder System, Inc.(a)	150,974
34,146	Union Pacific Corp.(a)	4,269,274
5,600	United Parcel Service, Inc. (Class B Stock)(a)	409,696

		6,512,903

	Utilities —0.1%
700	First Solar, Inc.*	127,239
2,300	NRG Energy, Inc.*(a)	88,757

		215,996

	TOTAL LONG-TERM INVESTMENTS (cost $263,958,347)	292,317,953

	SHORT-TERM INVESTMENT —21.0%

	AFFILIATED MONEY MARKET MUTUAL FUND
62,036,196	Dryden Core Investment Fund - Taxable Money Market Series (cost $62,036,196; includes $52,090,799 of cash collateral for securities on loan)(b)(w)	62,036,196

	TOTAL INVESTMENTS(o)(p)—120.1% (cost $325,994,543)	354,354,149

	Liabilities in excess of other assets —(20.1)%	(59,356,612)

	NET ASSETS —100%	$294,997,537

The following abbreviation was used in the portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $51,758,088; cash collateral of $52,090,799 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of January 31, 2008, 41 securities representing $152,222,114 and 51.6% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(p)	The United States federal income tax basis of the Portfolio’s investments was $326,656,546; accordingly, net unrealized appreciation on investments for federal income tax purposes was $27,697,603 (gross unrealized appreciation $41,921,761; gross unrealized depreciation $14,224,158). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

LARGE CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments

As of January 31, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —99.3%

	COMMON STOCKS

	Aerospace & Defense —2.0%
3,200	General Dynamics Corp.	$270,272
5,200	Goodrich Corp.	325,260
59,800	Northrop Grumman Corp.	4,745,728
22,900	United Technologies Corp.	1,681,089

		7,022,349

	Air Freight & Couriers —0.4%
13,400	FedEx Corp.(a)	1,252,632

	Apparel —0.4%
48,500	Jones Apparel Group, Inc.	814,800
11,500	NIKE, Inc. (Class B Stock)(a)	710,240

		1,525,040

	Auto Components —1.0%
66,900	Johnson Controls, Inc.(a)	2,366,253
26,100	Paccar, Inc.	1,224,612

		3,590,865

	Automobiles —0.5%
35,000	General Motors Corp.(a)	990,850
17,300	Harley-Davidson, Inc.(a)	702,034

		1,692,884

	Automotive Parts
2,600	Advance Auto Parts, Inc.	92,768

	Banks —0.4%
22,300	Colonial BancGroup, Inc. (The)(a)	350,110
500	Sovereign Bancorp, Inc.(a)	6,235
15,800	SunTrust Banks, Inc.(a)	1,089,410

		1,445,755

	Beverages —0.6%
23,900	Anheuser-Busch Cos., Inc.	1,111,828
16,900	Coca-Cola Enterprises, Inc.	999,973

		2,111,801

	Biotechnology —0.1%
10,800	Amgen, Inc.*	503,172

	Biotechnology Healthcare —0.1%
6,400	Celgene Corp.*	359,104

	Building Materials —0.3%
39,100	Masco Corp.	896,563

	Capital Markets —1.1%
81,500	Morgan Stanley Dean Witter & Co.	4,028,545

	Chemicals —3.5%
6,000	Air Products & Chemicals, Inc.	540,120
142,000	Dow Chemical Co. (The)(a)	5,489,720
8,000	DuPont (E.I.) de Nemours & Co.	361,440
34,300	Eastman Chemical Co.(a)	2,266,201
26,900	PPG Industries, Inc.	1,777,821

36,400	Rohm & Haas Co.(a)	1,941,940

		12,377,242

	Clothing & Apparel —0.1%
3,200	VF Corp.	247,584

	Commercial Banks —8.3%
249,186	Bank of America Corp.	11,051,399
13,800	BB&T Corp.(a)	500,664
19,200	National City Corp.(a)	341,568
154,100	Regions Financial Corp.(a)	3,889,484
8,900	State Street Corp.	730,868
62,800	U.S. Bancorp	2,132,060
190,800	Wachovia Corp.	7,427,844
79,400	Wells Fargo & Co.	2,700,394
7,700	Zions Bancorp	421,498

		29,195,779

	Commercial Services & Supplies —0.3%
36,700	Waste Management, Inc.	1,190,548

	Communications Equipment —0.2%
89,700	Alcatel-Lucent, ADR (France)(a)	567,801

	Computer Services & Software —0.1%
3,600	SanDisk Corp.*	91,620
6,200	Sun Microsystems, Inc.*	108,500

		200,120

	Computers & Peripherals —0.8%
700	Affiliated Computer Services, Inc. (Class A Stock)*(a)	34,125
44,300	Hewlett-Packard Co.	1,938,125
9,000	International Business Machines Corp.	966,060

		2,938,310

	Conglomerates
200	Textron, Inc.(a)	11,210

	Consumer Finance —0.5%
32,500	Capital One Financial Corp.(a)	1,781,325

	Consumer Products —0.9%
46,600	Procter & Gamble Co.	3,073,270

	Diversified Financial Services —3.7%
34,100	CIT Group, Inc.	953,436
210,200	Citigroup, Inc.	5,931,844
9,300	Goldman Sachs Group, Inc.	1,867,161
44,900	JPMorgan Chase & Co.	2,134,995
20,400	Lehman Brothers Holdings, Inc.(a)	1,309,068
15,200	Merrill Lynch & Co., Inc.	857,280

		13,053,784

	Diversified Machinery —0.1%
9,000	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)(a)	355,680

	Diversified Telecommunication Services —2.3%
69,500	Sprint Nextel Corp.	731,835
185,000	Verizon Communications, Inc.	7,185,400

		7,917,235

	Electric - Integrated —0.2%
54,100	Sierra Pacific Resources	809,877

	Electric Utilities —4.7%
48,800	American Electric Power Co., Inc.	2,090,104
67,500	CMS Energy Corp.	1,057,725
29,000	Dominion Resources, Inc.(a)	1,247,000
22,100	DTE Energy Co.	942,565
200	Dynegy, Inc.*	1,404
88,200	Edison International	4,600,512
4,500	Entergy Corp.	486,810

18,300	Exelon Corp.	1,394,277
23,400	FirstEnergy Corp.	1,666,548
25,700	FPL Group, Inc.(a)	1,657,136
7,500	Wisconsin Energy Corp.	341,475
51,700	Xcel Energy, Inc.(a)	1,074,843

		16,560,399

	Electronic Equipment & Instruments —0.5%
17,000	Diamond Offshore Drilling, Inc.(a)	1,919,810

	Energy Equipment & Services —0.6%
65,600	Halliburton Co.	2,175,952

	Exchange Traded Fund —0.3%
15,820	iShares Russell 1000 Value Index Fund	1,215,925

	Financial - Bank & Trust —0.9%
7,500	Bank of New York Mellon Corp. (The)	349,725
32,100	Comerica, Inc.	1,400,202
63,800	Huntington Bancshares, Inc.	858,110
27,600	TCF Financial Corp.	586,500

		3,194,537

	Financial - Brokerage —0.1%
3,400	Bear Stearns Cos., Inc. (The)	307,020

	Financial Services —0.4%
6,300	Marshall & Ilsley Corp	175,770
5,100	Paychex, Inc.	166,872
46,800	TD Ameritrade Holding Corp.*(a)	877,968
4,500	UDR, Inc.(a)	102,735

		1,323,345

	Food —0.4%
24,500	General Mills, Inc.	1,337,945

	Food & Staples Retailing —0.9%
33,200	Safeway, Inc.	1,028,868
43,000	Wal-Mart Stores, Inc.	2,187,840

		3,216,708

	Food Products —1.7%
73,600	Archer Daniels Midland Co.(a)	3,242,080
2,600	Campbell Soup Co.	82,186
1,000	Kellogg Co.	47,900
81,000	Kraft Foods, Inc. (Class A Stock)	2,370,060
11,500	Sysco Corp.	334,075

		6,076,301

	Gas & Pipeline Utilities —0.2%
27,500	Northeast Utilities	762,300

	Healthcare Equipment & Supplies —0.1%
10,200	Boston Scientific Corp.*	123,726
5,200	Sepracor, Inc.*(a)	146,848

		270,574

	Healthcare Providers & Services —1.0%
4,300	Aetna, Inc.	229,018
45,200	CIGNA Corp.	2,222,032

12,800	WellPoint, Inc.*	1,000,960

		3,452,010

	Healthcare Products —0.4%
30,625	Covidien Ltd. (Bermuda)	1,366,794

	Healthcare Services —0.1%
4,700	CR Bard, Inc.	453,879

	Home Builders —0.2%
34,500	Toll Brothers, Inc.*(a)	803,160

	Hotels, Restaurants & Leisure —1.5%
67,800	Carnival Corp.(a)	3,016,422
25,600	McDonald’s Corp.	1,370,880
9,000	Starwood Hotels & Resorts Worldwide, Inc.(a)	407,250
14,800	Wyndham Worldwide Corp.(a)	348,688

		5,143,240

	Household Durables —0.8%
41,400	Centex Corp.(a)	1,150,092
13,600	Fortune Brands, Inc.	950,912
33,300	Lennar Corp. (Class A Stock)	685,980
7,280	Lennar Corp. (Class B Stock)	139,922

		2,926,906

	Household Products —0.7%
35,900	Kimberly-Clark Corp.	2,356,835

	Industrial Conglomerates —4.2%
16,000	3M Co.	1,274,400
237,300	General Electric Co.	8,402,793
88,125	Tyco Electronics Ltd. (Bermuda)	2,979,506
57,825	Tyco International Ltd. (Bermuda)	2,275,992

		14,932,691

	Industrial Machinery —0.2%
7,600	Eaton Corp.	628,976

	Industrial Products —0.3%
23,500	Dover Corp.	948,460

	Insurance —9.5%
8,900	AFLAC, Inc.	545,837
105,700	Allstate Corp. (The)	5,207,839
25,800	Ambac Financial Group, Inc.(a)	302,376
28,200	American International Group, Inc.	1,555,512
10,100	Assurant, Inc.	655,389
22,700	AXIS Capital Holdings Ltd. (Bermuda)	908,908
13,000	Chubb Corp.(a)	673,270
107,600	Genworth Financial, Inc.	2,618,984
17,800	Hanover Insurance Group, Inc. (The)	810,790
15,500	Hartford Financial Services Group, Inc. (The)	1,251,935
13,700	Lincoln National Corp.	744,732
32,600	MBIA, Inc.(a)	505,300
127,870	MetLife, Inc.(a)	7,540,494
9,300	Protective Life Corp.	369,582
12,800	Prudential Financial, Inc. Affiliated	1,079,936
17,100	RenaissanceRe Holdings Ltd. (Bermuda)	974,529
100,600	Travelers Cos., Inc. (The)	4,838,860
70,900	Unum Group	1,603,758
10,200	WR Berkely Corp.	308,652
20,400	XL Capital Ltd. (Class A Stock) (Bermuda)(a)	918,000

		33,414,683

	Internet & Catalog Retail —0.1%
10,000	eBay, Inc.*	268,900

	IT Services —0.9%
151,400	Electronic Data System Corp.	3,043,140

5,100	Yahoo!, Inc.*(a)	97,818

		3,140,958

	Machinery —1.0%
45,400	Caterpillar, Inc.	3,229,756
2,400	Deere & Co.	210,624

		3,440,380

	Manufacturing —0.1%
6,600	Danaher Corp.(a)	491,370

	Media —2.3%
97,500	CBS Corp. (Class B Stock)(a)	2,456,025
60,600	Idearc, Inc.	985,356
87,900	News Corp. (Class A Stock)	1,661,310
17,700	Time Warner, Inc.(a)	278,598
88,200	Walt Disney Co. (The)(a)	2,639,826

		8,021,115

	Metals & Mining —2.4%
82,000	Alcoa, Inc.	2,714,200
31,000	Freeport-McMoRan Copper & Gold, Inc.	2,759,930
22,900	Nucor Corp.	1,323,620
14,400	United States Steel Corp.	1,470,384

		8,268,134

	Miscellaneous Manufacturers —0.1%
3,600	Illinois Tool Works, Inc.(a)	181,440

	Multi-Line Retail —0.3%
3,100	Abercrombie & Fitch Co. (Class A Stock)(a)	247,039
14,000	J.C. Penney Co., Inc.(a)	663,740
3,800	Kohl’s Corp.*(a)	173,432

		1,084,211

	Multi-Utilities & Unregulated Power —0.1%
11,900	SCANA Corp.(a)	443,751

	Networking Equipment
4,300	Juniper Networks, Inc.*(a)	116,745

	Office Electronics —0.7%
152,500	Xerox Corp.	2,348,500

	Oil, Gas & Consumable Fuels —12.2%
42,400	Apache Corp.	4,046,656
44,300	ChevronTexaco Corp.	3,743,350
107,300	ConocoPhillips	8,618,336
6,100	Devon Energy Corp.	518,378
116,700	Exxon Mobil Corp.	10,082,880
3,000	Hess Corp.	272,490
106,600	Marathon Oil Corp.	4,994,210
11,100	Nabors Industries Ltd. (Bermuda)*(a)	302,142
29,800	Occidental Petroleum Corp.	2,022,526
7,500	Patterson-UTI Energy, Inc.	146,850
20,000	Royal Dutch Shell PLC (Class B Stock), ADR (Netherlands)(a)	1,383,000
6,800	Schlumberger Ltd. (Netherlands)	513,128
18,900	Sunoco, Inc.(a)	1,175,580
59,600	Valero Energy Corp.	3,527,724
29,900	XTO Energy, Inc.	1,553,006

		42,900,256

	Paper & Forest Products —0.6%
102,900	Domtar Corp. (Canada)*(a)	830,403
35,400	International Paper Co.(a)	1,141,650

2,800	Weyerhauser Co.	189,616

		2,161,669

	Pharmaceuticals —6.1%
12,500	Abbott Laboratories	703,750
21,500	AstraZeneca PLC, ADR (United Kingdom)	899,775
18,800	Bristol-Myers Squibb Co.(a)	435,972
27,600	Eli Lilly & Co.	1,421,952
3,800	Gilead Sciences, Inc.*	173,622
64,500	Johnson & Johnson	4,080,270
41,300	Merck & Co., Inc.	1,911,364
353,700	Pfizer, Inc.	8,273,043
63,800	Schering-Plough Corp.	1,248,566
57,100	Wyeth	2,272,580

		21,420,894

	Railroads & Equipment —0.6%
38,400	Norfolk Southern Corp.	2,088,576

	Real Estate Investment Trusts —2.1%
2,000	Alexandria Real Estate Equities, Inc.(a)	196,460
7,300	AMB Property Corp.(a)	369,380
19,000	Apartment Investment & Management Co. (Class A Stock)(a)	753,166
22,000	Duke Realty Corp.(a)	520,080
29,100	Hospitality Properties Trust(a)	987,945
23,100	Host Hotels & Resorts, Inc.	386,694
6,200	Liberty Property Trust(a)	199,082
41,800	ProLogis(a)	2,480,830
6,600	Public Storage, Inc.	516,450
12,500	Simon Property Group, Inc.(a)	1,091,625

		7,501,712

	Retail & Merchandising —0.8%
43,500	AutoNation, Inc.*(a)	708,180
14,500	CVS Caremark Corp.	566,515
13,900	Family Dollar Stores, Inc.	292,317
57,300	Gap, Inc. (The)(a)	1,095,576
1,100	Macy’s, Inc.(a)	30,404

		2,692,992

	Road & Rail —0.4%
16,500	Burlington Northern Santa Fe Corp.(a)	1,427,580

	Semiconductors & Semiconductor Equipment —0.2%
6,700	Broadcom Corp. (Class A Stock)*	147,936
7,500	LSI Corp.*	39,150
21,100	Xilinx, Inc.	461,457

		648,543

	Software —1.9%
41,900	BMC Software, Inc.*(a)	1,342,476
130,058	CA, Inc.(a)	2,865,178
76,800	Microsoft Corp.	2,503,680

		6,711,334

	Specialty Retail —1.3%
2,200	Autozone, Inc.*	265,936
108,811	Home Depot, Inc. (The)(a)	3,337,233
34,000	Limited Brands, Inc.(a)	649,060
4,700	Ross Stores, Inc.	137,005
11,500	Staples, Inc.(a)	275,310

		4,664,544

	Telecommunication Services —3.1%
265,300	AT&T, Inc.	10,211,397
25,800	Corning, Inc.	621,006

		10,832,403

	Telecommunications —0.2%
29,800	Cisco Systems, Inc.*	730,100

800	Crown Castle International Corp.*(a)	28,952

		759,052

	Thrifts & Mortgage Finance —2.2%
25,500	Countrywide Financial Corp.(a)	177,480
35,100	Fannie Mae	1,188,486
77,000	Freddie Mac	2,340,030
198,300	Washington Mutual, Inc.	3,950,136

		7,656,132

	Tobacco —1.9%
90,100	Altria Group, Inc.	6,831,382

	Transportation —0.1%
11,500	Royal Caribbean Cruises Ltd. (Liberia)(a)	463,220

	TOTAL LONG-TERM INVESTMENTS (cost $324,059,100)	349,595,486

	SHORT-TERM INVESTMENT —16.0%

	AFFILIATED MONEY MARKET MUTUAL FUND
56,424,150	Dryden Core Investment Fund - Taxable Money Market Series (cost $56,424,150; includes $54,313,110 of cash collateral for securities on loan)(b)(w)	56,424,150

	TOTAL INVESTMENTS—115.3% (cost $380,483,250)(p)	406,019,636

	Liabilities in excess of other assets —(15.3)%	(53,972,837)

	NET ASSETS —100%	$352,046,799

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $53,777,799; cash collateral of $54,313,110 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Portfolio’s investments was $386,049,848; accordingly, net unrealized appreciation on investments for federal income tax purposes was $19,969,788 (gross unrealized appreciation $45,906,891; gross unrealized depreciation $25,937,103). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SMALL CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments

As of January 31, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —92.8%

	COMMON STOCKS

	Aerospace —2.2%
52,259	AAR Corp.*(a)	$1,539,550
25,690	Aerovironment, Inc.*	591,127
14,950	BE Aerospace, Inc.*	577,219

		2,707,896

	Aerospace & Defense —1.5%
23,810	HEICO Corp.(a)	1,059,783
36,320	Orbital Sciences Corp.*(a)	846,256

		1,906,039

	Automotive Parts —0.5%
38,900	Amerigon, Inc.*	665,968

	Banks —0.7%
26,975	Signature Bank*(a)	903,932

	Biotechnology —1.4%
21,410	Genomic Health, Inc.*	449,396
8,611	Illumina, Inc.*(a)	548,520
19,280	Lifecell Corp.*	761,753

		1,759,669

	Broadcasting —0.9%
51,100	DG FastChannel, Inc.*	1,081,787

	Capital Markets —0.6%
54,451	Thomas Weisel Partners Group, Inc.*(a)	696,973

	Chemicals —0.4%
14,720	Zoltek Cos. Inc.*(a)	537,280

	Clothing & Apparel —0.6%
35,830	Iconix Brand Group, Inc.*(a)	744,906

	Commercial Services —4.4%
68,053	CoStar Group, Inc.*(a)	2,881,364
21,542	CRA International, Inc.*(a)	899,163
13,610	FirstService Corp. (Canada)*	306,906
48,985	Rollins, Inc.	871,443
18,440	Team, Inc.*	554,122

		5,512,998

	Computer Hardware —0.8%
26,740	Aladdin Knowledge Systems Ltd. (Israel)*	564,481
42,680	Magma Design Automation, Inc.*	486,552

		1,051,033

	Computer Networking —0.3%
14,710	Atheros Communications*(a)	401,730

	Computer Services & Software —6.1%
16,410	Advent Software, Inc.*(a)	741,076
8,900	Concur Technologies, Inc.*	312,034
31,461	Double-Take Software, Inc.*	487,646
84,698	Informatica Corp.*(a)	1,635,518
38,580	Innerworkings, Inc.*(a)	534,333
55,983	Omniture, Inc.*(a)	1,383,900
47,601	Polypore International, Inc.*(a)	883,951
44,950	PROS Holdings, Inc.*	689,982
46,720	Vasco Data Security International, Inc.*	886,278

		7,554,718

	Consumer Products & Services —2.4%
60,047	Bare Escentuals, Inc.*(a)	1,431,521

10,985	Chattem, Inc.*(a)	842,769
65,290	FGX International Holdings Ltd. (British Virgin Islands)*	659,429

		2,933,719

	Distribution/Wholesale —0.3%
9,230	MWI Veterinary Supply, Inc.*	352,863

	Education —1.6%
12,959	American Public Education, Inc.*	510,714
16,815	Blackboard, Inc.*	588,189
17,220	DeVry, Inc.	950,372

		2,049,275

	Electronic Components —1.5%
27,290	Digital River, Inc.*	1,023,375
32,300	Trimble Navigation Ltd.*	854,335

		1,877,710

	Entertainment & Leisure —5.4%
34,360	Allegiant Travel Co.*	1,074,781
14,160	Life Time Fitness, Inc.*(a)	627,854
106,410	Macrovision Corp.*(a)	1,786,624
37,560	Scientific Games Corp. (Class A Stock)*(a)	893,928
152,123	Shuffle Master, Inc.*(a)	1,451,254
24,875	WMS Industries, Inc.*(a)	930,325

		6,764,766

	Exchange Traded Fund —0.8%
12,300	iShares Nasdaq Biotechnology Index Fund(a)	958,785

	Financial - Bank & Trust —0.8%
39,554	Heartland Payment Systems, Inc.(a)	960,371

	Financial Services —7.0%
6,120	Affiliated Managers Group, Inc.*(a)	601,657
67,614	Cardtronics, Inc.*(a)	529,418
60,550	Cohen & Steers, Inc.(a)	1,725,070
61,330	Euronet Worldwide, Inc.*(a)	1,621,565
2,200	GFI Group, Inc.*	194,062
19,608	Greenhill & Co., Inc.(a)	1,324,128
15,380	Investment Technology Group, Inc.*	722,399
36,804	KBW, Inc.*(a)	1,093,447
51,243	Texas Capital Bancshares, Inc.*(a)	893,165

		8,704,911

	Healthcare Equipment & Supplies —0.9%
29,250	ArthroCare Corp.*(a)	1,170,877

	Healthcare Services —6.2%
13,370	Amedisys, Inc.*	569,963
20,100	Healthways, Inc.*(a)	1,131,630
15,240	HMS Holdings Corp.*	481,584
16,712	IPC The Hospitalist Co.*	351,286
14,540	Pediatrix Medical Group, Inc.*	990,029
29,240	Psychiatric Solutions, Inc.*(a)	882,171
75,420	Radnet, Inc.*	679,534
137,571	TriZetto Group, Inc. (The)*(a)	2,685,386

		7,771,583

	Hotels & Motels —0.5%
24,520	Home Inns & Hotels Management, Inc., ADR (China)*(a)	686,315

	Industrial Products —0.6%
69,270	Darling International, Inc.*	803,532

	Insurance —1.5%
90,510	AmTrust Financial Services, Inc.	1,421,007
15,370	eHealth, Inc.*	402,540

		1,823,547

	Internet Services —10.0%
100,905	CyberSource Corp.*	1,690,159

8,810	Equinix, Inc.*(a)	665,419
60,240	J2 Global Communications, Inc.*(a)	1,319,858
6,397	Mercadolibre, Inc. (Argentina)*	236,881
153,680	NaviSite, Inc.*	691,560
57,400	NIC, Inc.	410,410
30,660	NutriSystem, Inc.*(a)	877,489
78,805	Perficient, Inc.*	1,094,601
24,050	Shutterfly, Inc.*(a)	467,773
68,560	TheStreet.com, Inc.	761,016
180,644	ValueClick, Inc.*(a)	3,943,459
52,910	Veraz Networks, Inc.*(a)	257,143

		12,415,768

	Machinery & Equipment —2.3%
8,900	Bucyrus International, Inc. (Class A Stock)(a)	825,119
18,487	IDEX Corp.	577,349
71,500	Intermec, Inc.*(a)	1,424,280

		2,826,748

	Medical Supplies & Equipment —12.3%
94,040	American Medical Systems Holdings, Inc.*(a)	1,343,832
47,625	AngioDynamics, Inc.*	965,359
21,710	Cepheid, Inc.*	663,023
12,610	Immucor, Inc.*	363,672
39,082	Integra LifeSciences Holdings Corp.*(a)	1,625,811
55,430	K-V Pharmaceutical Co. (Class A Stock)*(a)	1,440,071
140,530	LeMaitre Vascular, Inc.*	772,915
43,891	Mentor Corp.(a)	1,519,507
55,120	Micrus Endovascular Corp.*	1,058,855
9,880	Myriad Genetics, Inc.*(a)	424,939
116,890	NovaMed, Inc.*(a)	461,716
23,370	NuVasive, Inc.*(a)	921,012
73,045	Phase Forward, Inc.*(a)	1,260,026
19,905	PSS World Medical, Inc.*	344,158
10,700	Somanetics Corp.*	286,760
83,240	Spectranetics Corp. (The)*(a)	1,038,835
18,470	Wright Medical Group, Inc.*	504,231
14,390	Zoll Medical Corp.*	383,637

		15,378,359

	Metals & Mining —1.9%
12,330	Dynamic Materials Corp.	660,641
49,205	Ladish Co., Inc.*(a)	1,746,286

		2,406,927

	Oil, Gas & Consumable Fuels —4.9%
18,730	Arena Resources, Inc.*(a)	666,226
8,245	Bill Barrett Corp.*	344,394
47,895	Cal Dive International, Inc.*(a)	454,045
6,450	Core Laboratories NV*	726,915
50,097	Dril-Quip, Inc.*	2,431,708
18,780	Oil States International, Inc.*(a)	658,427
21,280	Superior Energy Services, Inc.*	853,115

		6,134,830

	Pharmaceuticals —0.9%
45,310	Sciele Pharma, Inc.*(a)	1,083,815

	Real Estate —0.5%
35,517	KKR Financial Holdings, LLC	576,796

	Restaurants —0.8%
42,165	BJ’s Restaurants, Inc.*(a)	727,768

33,765	Great Wolf Resorts, Inc.*	279,236

		1,007,004

	Retail & Merchandising —2.2%
29,646	Jos. A. Bank Clothiers, Inc.*(a)	807,557
11,910	Lululemon Athletica, Inc. (Canada)*	403,630
38,447	Tractor Supply Co.*(a)	1,481,747

		2,692,934

	Semiconductors —0.9%
91,983	Internet Brands, Inc. (Class A Stock)*	710,109
51,400	O2Micro International Ltd., ADR (Cayman Islands)*	409,658

		1,119,767

	Telecommunications —4.8%
38,260	Cbeyond, Inc.*	1,290,892
22,460	GeoEye, Inc.*	785,202
64,302	NeuStar, Inc. (Class A Stock)*(a)	1,910,412
21,615	Nice Systems Ltd. (Israel)*	661,635
46,510	Nuance Communications, Inc.*(a)	739,044
67,072	Paetec Holding Corp.*	637,855

		6,025,040

	Transportation —1.1%
2,892	Aircastle Ltd.	71,085
40,443	Forward Air Corp.	1,253,733
3,333	Genesis Lease Limited Ads (Ireland)	66,160

		1,390,978

	Utilities —0.3%
18,329	Comverge, Inc.*(a)	341,653

	TOTAL LONG-TERM INVESTMENTS (cost $113,505,616)	115,783,802

	SHORT-TERM INVESTMENT —48.0%

	AFFILIATED MONEY MARKET MUTUAL FUND
59,805,147	Dryden Core Investment Fund - Taxable Money Market Series (cost $59,805,147; includes $51,890,953 of cash collateral for securities on loan)(b)(w)	59,805,147

	TOTAL INVESTMENTS—140.8% (cost $173,310,763)(p)	175,588,949

	Liabilities in excess of other assets —(40.8)%	(50,885,400)

	NET ASSETS —100%	$124,703,549

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $50,865,122; cash collateral of $51,890,953 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Portfolio’s investments was $173,756,318; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,832,631 (gross unrealized appreciation $13,121,868; gross unrealized depreciation - $11,289,237). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SMALL CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments

As of January 31, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —96.9%

	COMMON STOCKS —96.9%

	Aerospace/Defense —2.4%
57,100	AAR Corp.*(a)	$1,682,166
5,800	Alliant Techsystems, Inc.*(a)	613,930
14,461	BE Aerospace, Inc.*	558,339
3,400	Curtiss-Wright Corp.(a)	141,780
37,700	DRS Technologies, Inc.	2,023,359
1,600	Esterline Technologies Corp.*(a)	74,544
1,500	Kaman Corp. (Class A Stock)	44,310
61,500	Moog, Inc. (Class A Stock)*(a)	2,831,460
24,900	Teledyne Technologies, Inc.*(a)	1,285,587
800	Triumph Group, Inc.	43,200

		9,298,675

	Airlines —0.8%
8,900	Republic Airways Holdings, Inc.*(a)	177,644
118,000	SkyWest, Inc.	3,070,360

		3,248,004

	Auto Related —0.7%
25,302	Aftermarket Technology Corp.*(a)	642,924
34,967	American Axle & Manufacturing Holdings, Inc.(a)	760,532
65,167	Cooper Tire & Rubber Co.	1,112,401
2,000	Tenneco, Inc.*	52,940

		2,568,797

	Automobile Manufacturers —0.3%
30,000	Thor Industries, Inc.(a)	1,059,600

	Automotive Components
5,100	Lear Corp.*(a)	149,736

	Automotive Parts
1,400	Standard Motor Products, Inc.	11,564

	Banks —5.0%
400	AmericanWest Bancorp	4,872
1,600	Ameris Bancorp	25,248
900	BancFirst Corp.	40,527
89,461	BancorpSouth, Inc.(a)	2,193,584
97,528	Bank Mutual Corp.(a)	1,198,619
1,900	BankUnited Financial Corp. (Class A Stock)(a)	11,267
400	Banner Corp.	10,332
600	Capital Corp. of The West	11,922
1,100	Capitol Bancorp Ltd.(a)	22,902
70,704	Cardinal Financial Corp.	588,964
1,300	Cathay General Bancorp(a)	33,709
3,700	Central Pacific Financial Corp.(a)	70,300
1,700	Chemical Financial Corp.	47,056
3,200	City Holding Co.(a)	122,944
4,100	Colonial BancGroup, Inc. (The)(a)	64,370
1,400	Columbia Banking System, Inc.	35,994
1,800	Community Bank System, Inc.(a)	39,276
3,200	Community Trust Bancorp, Inc.(a)	92,512
8,500	Corus Bankshares, Inc.(a)	108,120
35,925	Cullen Frost Bankers, Inc.(a)	1,955,757
3,300	Dime Community Bancshares	49,599
6,400	First Bancorp. (Puerto Rico)(a)	61,184
89,815	First Financial Bancorp(a)	1,045,447
1,100	First Financial Holdings, Inc.	26,774
9,300	First Niagara Financial Group, Inc.(a)	118,296
1,000	First Place Financial Corp. (OH)	15,710
900	FirstFed Financial Corp.*(a)	37,755

62,574	FirstMerit Corp.(a)	1,399,780
2,000	Flagstar Bancorp, Inc.(a)	16,500
100	FNB Corp.	2,535
1,300	Great Southern Bancorp, Inc.	26,169
27,120	Hancock Holding Co.(a)	1,125,480
11,600	Hanmi Financial Corp.(a)	99,760
2,950	IBERIABANK Corp.(a)	151,660
3,500	Independent Bank Corp.	101,640
3,866	Independent Bank Corp. (MI)	53,815
3,100	Irwin Financial Corp.	35,619
600	Lakeland Financial Corp.	13,290
2,180	MainSource Financial Group, Inc.(a)	33,725
2,600	Nara Bancorp, Inc.	31,616
85,000	Old National Bancorp(a)	1,428,000
300	Old Second Bancorp, Inc.	8,400
2,200	Oriental Financial Group, Inc. (Puerto Rico)	35,134
1,300	Peoples Bancorp, Inc.	30,706
14,300	Prosperity Bancshares, Inc.(a)	411,125
86,150	Provident Bankshares Corp.(a)	1,785,889
13,990	Rainier Pacific Financial Group, Inc.	195,300
651	Republic Bancorp, Inc. (KY) (Class A Stock)	11,946
535	Royal Bancshares of Pennsylvania (Class A Stock)	7,800
315	SCBT Financial Corp.	9,425
1,000	Security Bank Corp.(a)	7,470
100	Sierra Bancorp	2,334
28,537	Signature Bank*(a)	956,275
900	Simmons First National Corp. (Class A Stock)	25,515
3,400	Southwest Bancorp, Inc.	59,806
6,550	Sterling Bancshares, Inc. (TX)(a)	65,697
1,800	Sterling Financial Corp. (PA)	27,810
54,450	Sterling Financial Corp. (WA)(a)	968,665
50,000	Susquehanna Bancshares, Inc.	1,061,000
1,900	Taylor Capital Group, Inc.	37,221
2,400	TierOne Corp.	48,288
1,300	Trico Bancshares	23,205
11,599	UMB Financial Corp.(a)	488,666
3,983	Umpqua Holdings Corp.	65,321
11,800	United Bankshares, Inc.(a)	379,488
4,200	West Coast Bancorp	63,840
800	WSFS Financial Corp.	42,640

		19,371,595

	Beverages —0.3%
47,200	PepsiAmericas, Inc.	1,163,008

	Biotechnology —0.1%
1,800	Applera Corp. - Celera Genomics Group*(a)	27,576
1,100	Bio-Rad Laboratories, Inc. (Class A Stock)*	104,731
600	Illumina, Inc.*(a)	38,220
800	LifeCell Corp.*	31,608
900	Nektar Therapeutics*	6,417
2,025	Protalix Biotherapeutics, Inc. (Israel)*	6,602

		215,154

	Broadcasting —0.1%
5,100	Cox Radio, Inc. (Class A Stock)*(a)	60,894
5,500	DG FastChannel, Inc.*	116,435
3,600	Entercom Communications Corp. (Class A Stock)(a)	44,316
1,900	Lin TV Corp. (Class A Stock)*	24,795

		246,440

	Building Products —1.6%
2,400	Apogee Enterprises, Inc.	41,880
50,000	Crane Co.	2,043,500
74,495	Lennox International, Inc.	2,768,234
1,300	NCI Buildings Systems, Inc.*	37,388
45,000	Simpson Manufacturing Co., Inc.(a)	1,239,750

1,500	Universal Forest Products, Inc.	54,300

		6,185,052

	Business Services —1.0%
19,200	Administaff, Inc.(a)	576,192
20,302	Clean Harbors, Inc.*(a)	1,126,355
1,500	COMSYS IT Partners, Inc.*	16,125
1,000	infoUSA, Inc.	8,790
52,625	URS Corp.*(a)	2,310,237

		4,037,699

	Capital Markets —0.1%
400	Thomas Weisel Partners Group, Inc.*	5,120
12,175	Waddell & Reed Financial, Inc. (Class A Stock)	403,966

		409,086

	Chemicals —4.2%
10,400	Airgas, Inc.	482,664
23,314	Arch Chemicals, Inc.	784,982
18,544	Cabot Corp.(a)	551,313
4,600	CF Industries Holdings, Inc.	491,878
17,911	Ferro Corp.	316,667
18,790	FMC Corp.	998,876
5,000	H.B. Fuller Co.	103,800
7,800	Hercules, Inc.	136,734
2,100	Innospec, Inc. (United Kingdom)	33,117
13,000	Lubrizol Corp. (The)	683,930
1,100	Mattson Technology, Inc.*	6,270
90,000	Methanex Corp. (Canada)	2,258,100
600	Minerals Technologies, Inc.(a)	32,640
600	NewMarket Corp.	32,328
29,593	Olin Corp.	606,361
900	OM Group, Inc.*	51,642
2,600	Rockwood Holdings, Inc.*	76,336
100,000	RPM International, Inc.	2,164,000
99,800	Sensient Technologies Corp.	2,650,688
2,700	Spartech Corp.	39,771
4,800	Terra Industries, Inc.*(a)	216,336
2,500	UAP Holding Corp.	95,850
62,900	Valspar Corp. (The)(a)	1,259,887
3,200	W.R. Grace & Co.*(a)	72,384
110,000	Westlake Chemical Corp.(a)	2,211,000

		16,357,554

	Clothing & Apparel —0.2%
1,600	Cato Corp. (The)(a)	26,192
15,709	G&K Services, Inc.(a)	627,889
3,700	Maidenform Brands, Inc.*	45,880

		699,961

	Commercial Banks —0.8%
52,873	Amcore Financial, Inc.(a)	1,172,194
21,900	Frontier Financial Corp.(a)	445,884
4,900	Fulton Financial Corp.(a)	61,789
50,800	Whitney Holding Corp.	1,363,472

		3,043,339

	Commercial Services —1.6%
100,900	Advance America Cash Advance Centers, Inc.	903,055
800	Chemed Corp.(a)	40,984
1,800	Consolidated Graphics, Inc.*	90,558
400	CRA International, Inc.*	16,696
700	Electro Rent Corp.	9,856
4,000	Gartner, Inc.*	59,400
3,300	Geo Group, Inc. (The)*(a)	78,936
24,775	Healthspring, Inc.*(a)	512,595
73,600	Pharmaceutical Product Development, Inc.	3,191,296
6,400	Spherion Corp.*	42,752

10,900	Stewart Enterprises, Inc.	77,608
3,775	Team, Inc.*	113,439
2,600	TeleTech Holdings, Inc.*(a)	51,298
30,789	TNS, Inc.*(a)	544,041
2,000	Viad Corp.(a)	53,500
11,587	Waste Connections, Inc.*(a)	337,877

		6,123,891

	Commercial Services & Supplies —1.7%
75,135	Avis Budget Group, Inc.*(a)	1,003,052
8,900	Ennis, Inc.(a)	140,887
18,500	Healthcare Services Group, Inc.	448,810
30,700	Heidrick & Struggles International, Inc.	843,636
100,000	Schawk, Inc.	1,436,000
64,538	School Specialty, Inc.*(a)	2,094,904
1,000	Valassis Communications, Inc.*(a)	9,560
10,875	Watson Wyatt Worldwide, Inc.	534,506

		6,511,355

	Computer Hardware —1.0%
3,800	Agilysys, Inc.	57,836
4,100	Aspen Technology, Inc.*(a)	57,605
39,414	CACI International, Inc. (Class A Stock)*(a)	1,718,056
5,200	CIBER, Inc.*	25,064
3,800	Electronics For Imaging, Inc.*(a)	56,088
1,100	Hutchinson Technology, Inc.*(a)	17,347
2,000	Imation Corp.(a)	51,820
2,600	Magma Design Automation, Inc.*	29,640
5,200	Palm, Inc.(a)	28,184
1,700	PC Connection, Inc.*	21,403
139,616	Perot Systems Corp. (Class A Stock)*(a)	1,694,938
10,000	Quantum Corp.*(a)	23,000
1,800	Silcon Storage Technology, Inc.*	5,112
1,800	SYKES Enterprises, Inc.*	28,422

		3,814,515

	Computer Services & Software —2.5%
52,919	Avocent Corp.*(a)	878,455
17,075	Diebold, Inc.	441,901
2,200	Digi International, Inc.*	25,762
54,900	Global Payments, Inc.	2,053,260
900	Mantech International Corp.*(a)	36,810
4,600	MICROS Systems, Inc.*(a)	283,268
142,397	Parametric Technology Corp.*	2,342,431
1,400	Progress Software Corp.*(a)	41,328
800	QAD, Inc.	7,096
1,500	Quest Software, Inc.*	22,425
200	Semtech Corp.*	2,554
600	SI International, Inc.*	16,398
300	SPSS, Inc.*	9,915
68,026	Sybase, Inc.*(a)	1,919,694
200	SYNNEX Corp.*	4,260
24,251	Synopsys, Inc.*	534,007
59,284	Xyratex Ltd. (Bermuda)*	1,070,076

		9,689,640

	Computers
4,100	Mentor Graphics Corp.*(a)	33,825

	Conglomerates
10,400	Tomkins PLC (United Kingdom)	142,896

	Construction —0.4%
1,800	EMCOR Group, Inc.*(a)	39,474

41,000	Granite Construction, Inc.(a)	1,560,870

		1,600,344

	Consumer Finance —0.1%
13,257	McGrath RentCorp	308,756

	Consumer Products & Services —1.3%
11,941	Aptargroup, Inc.	450,415
65,757	Central Garden & Pet Co.*(a)	361,006
52,167	Central Garden & Pet Co. (Class A Stock)*(a)	259,270
500	Compass Diversified Holdings	7,230
2,200	Elizabeth Arden, Inc.*	44,110
700	Helen of Troy Ltd. (Bermuda)*	11,900
493	Jarden Corp.*(a)	12,336
53,275	Scotts Miracle-Gro Co. (The)	2,079,856
38,746	Snap-on, Inc.	1,903,203

		5,129,326

	Consumer Services
5,200	Rent-A-Center, Inc.*(a)	88,920

	Containers & Packaging —1.4%
71,381	Bemis Co.(a)	1,940,136
1,800	Core-Mark Holding Co., Inc.*(a)	46,458
1,300	Greif, Inc. (Class A Stock)(a)	85,540
51,649	Pactiv Corp.*	1,477,678
4,400	Rock-Tenn Co. (Class A Stock)	125,796
35,459	Silgan Holdings, Inc.(a)	1,679,338

		5,354,946

	Distribution/Wholesale —0.4%
1,000	United Stationers, Inc.*(a)	55,260
32,579	WESCO International, Inc.*	1,376,137

		1,431,397

	Diversified Financial Services
3,500	Asta Funding, Inc.(a)	73,045

	Diversified Financials
1,600	Financial Federal Corp.(a)	38,464

	Diversified Telecommunication Services —0.3%
67,600	Iowa Telecommunications Services, Inc.(a)	1,042,392

	Drugs & Healthcare —1.0%
30,087	Cooper Cos, Inc. (The)(a)	1,184,826
32,400	Covance, Inc.*	2,694,384

		3,879,210

	Drugs & Medicine —0.3%
21,825	Barr Pharmaceuticals, Inc.*(a)	1,139,047

	Electric Utilities —1.7%
500	Black Hills Corp.(a)	19,370
1,000	CH Energy Group, Inc.(a)	38,590
46,100	Cleco Corp.	1,191,685
5,700	El Paso Electric Co.*(a)	133,551
55,250	PNM Resources, Inc.	1,067,430
1,700	UIL Holdings Corp.	58,055
6,600	Unisource Energy Corp.	193,908
148,118	Westar Energy, Inc.(a)	3,608,155
7,436	Wisconsin Energy Corp.	338,561

		6,649,305

	Electrical Equipment —0.8%
26,300	Acuity Brands, Inc.(a)	1,196,913

45,125	Regal-Beloit Corp.(a)	1,711,140

		2,908,053

	Electronic Components —1.7%
22,221	Empire District Electric Co. (The)(a)	492,640
10,500	Nam Tai Electronics, Inc. (China)	88,410
80,800	Park Electrochemical Corp.(a)	1,913,344
700	Plexus Corp.*	15,813
101,483	Portland General Electric Co.	2,500,541
76,000	Technitrol, Inc.	1,722,160

		6,732,908

	Electronics —2.7%
900	Bel Fuse, Inc. (Class B Stock)	24,372
17,062	Belden CDT, Inc.(a)	721,723
4,050	Benchmark Electronics, Inc.*(a)	71,887
48,500	Checkpoint Systems, Inc.*(a)	1,152,360
51,925	Coherent, Inc.*	1,350,050
3,800	CTS Corp.(a)	40,280
300	Electro Scientific Industries, Inc.*	4,932
145,200	FLIR Systems, Inc.*(a)	4,396,656
48,914	Littelfuse, Inc.*(a)	1,486,496
290,000	Sanmina-SCI Corp.*	455,300
2,000	TTM Technologies, Inc.*	20,340
23,552	Watts Water Technologies, Inc. (Class A Stock)(a)	699,259

		10,423,655

	Energy Equipment & Services —1.7%
10,200	Complete Production Services, Inc.*	162,180
30,000	Frontier Oil Corp.	1,058,100
69,583	Headwaters, Inc.*(a)	784,200
45,000	Holly Corp.	2,178,900
8,500	Superior Energy Services, Inc.*	340,765
40,000	Tidewater, Inc.	2,118,400

		6,642,545

	Entertainment
900	Macrovision Corp.*(a)	15,111

	Entertainment & Leisure —0.3%
22,856	RC2 Corp.*	429,236
29,829	Scientific Games Corp. (Class A Stock)*	709,930
1,000	Steinway Musical Instruments, Inc.	25,270

		1,164,436

	Environmental Services —0.5%
132,400	Allied Waste Industries, Inc.*(a)	1,304,140
27,154	Tetra Tech, Inc.*(a)	534,662

		1,838,802

	Equipment Services
1,200	Medassets, Inc.*	24,180

	Exchange Traded Fund —0.2%
11,800	iShares Russell 2000 Value Index Fund(a)	799,096

	Financial - Bank & Trust —1.2%
1,700	Banco Latinoamericano De Exportaciones SA (Panama)	26,231
24,300	Bank of Hawaii Corp.(a)	1,223,991
1,775	Citizens Republic Bankcorp, Inc.	25,097
1,900	City Bank/Lynnwood (WA)(a)	41,610
600	City National Corp. (CA)	34,128
600	Community Bancorp NV*	10,020
300	Cowen Group, Inc.*	2,997
1,100	Downey Financial Corp.(a)	37,950
1,300	First Merchants Corp.	35,100
500	Heartland Financial USA, Inc.(a)	9,620
300	Heritage Commerce Corp.	5,679
1,325	Horizon Financial Corp.	20,856
600	Imperial Capital Bancorp, Inc.	12,156

98,234	NewAlliance Bancshares, Inc.	1,208,278
72,481	Superior Bancorp*(a)	419,665
71,302	TCF Financial Corp.	1,515,167
600	Union Bankshares Corp.	11,586
1,300	Washington Trust Bancorp, Inc.	32,383

		4,672,514

	Financial - Brokerage
2,800	Centerline Holding Co.	15,932
1,200	Penson Worldwide, Inc.*	11,628

		27,560

	Financial Services —3.8%
3,950	Advanta Corp. (Class B Stock)(a)	39,461
5,725	Affiliated Managers Group, Inc.*(a)	562,825
600	Anchor Bancorp Wisconsin, Inc.	15,000
100	Berkshire Hills Bancorp, Inc.	2,377
20,844	Calamos Asset Management, Inc.	454,816
2,900	CompuCredit Corp.*(a)	42,630
10,900	Deluxe Corp.(a)	265,088
5,071	Dollar Financial Corp.*	127,688
65,700	Eaton Vance Corp.	2,448,639
1,400	Encore Capital Group, Inc.*(a)	10,948
600	eSpeed, Inc. (Class A Stock)*	7,020
2,000	Federal Agricultural Mortgage Corp. (Class C Stock)(a)	55,040
31,775	First Cash Financial Services, Inc.*	318,068
1,100	First Communtiy Banshares, Inc.(a)	38,027
600	First Regional Bancorp*	12,162
1,390	First Source Corp.	27,105
1,000	Greene County Bancshares, Inc.	20,950
1,900	Integra Bank Corp.	28,215
130,900	Jefferies Group, Inc.(a)	2,646,798
12,200	KBW, Inc.*(a)	362,462
7,400	Knight Trading Group, Inc. (Class A Stock)*(a)	123,950
59,400	MoneyGram International, Inc.(a)	317,196
21,856	National Penn Bancshares, Inc.(a)	378,327
2,600	NBT Bancorp, Inc.(a)	58,708
3,100	Ocwen Financial Corp.*(a)	19,344
59,900	Pacific Capital Bancorp(a)	1,287,850
6,334	Patriot Capital Funding, Inc.	72,334
500	Piper Jaffray Cos.*(a)	23,690
109,475	Raymond James Financial, Inc.(a)	3,075,153
1,600	Renasant Corp.	33,552
47,766	South Financial Group, Inc. (The)(a)	825,396
5,300	Student Loan Corp. (The)	627,626
500	Suffolk Bancorp	15,265
1,900	SWS Group, Inc.	29,165
3,200	United Community Financial Corp.	19,936
4,200	World Acceptance Corp.*(a)	125,748

		14,518,559

	Food & Drug Retailers
2,600	Perrigo Co.(a)	80,184

	Food & Staples Retailing —0.1%
19,854	Casey’s General Stores, Inc.	516,204

	Food Products —2.1%
85,256	Corn Products International, Inc.	2,881,653
42,859	J.M. Smucker Co. (The)	2,002,801
4,600	Nash Finch Co.(a)	164,128
50,000	Pilgrim’s Pride Corp.(a)	1,221,500
30,163	Ralcorp Holdings, Inc.*(a)	1,641,169
500	Ruddick Corp.	17,040

		7,928,291

	Foods —0.8%
42,476	Dean Foods Co.	1,189,328

104,672	Del Monte Foods Co.	938,908
28,533	Performance Food Group Co.*(a)	902,499
1,400	Reddy Ice Holdings, Inc.	31,402
7,000	Spartan Stores, Inc.(a)	123,060

		3,185,197

	Gas & Pipeline Utilities —4.1%
34,568	AGL Resources, Inc.(a)	1,308,399
19,603	Atlas America, Inc.	1,003,870
82,791	Atmos Energy Corp.(a)	2,377,757
5,000	Energen Corp.	314,500
4,500	National Fuel Gas Co.	193,995
95,800	Southwest Gas Corp.	2,735,090
72,566	Swift Energy Co.*(a)	3,131,223
100,000	UGI Corp.	2,662,000
15,307	W-H Energy Services, Inc.*(a)	744,685
43,842	WGL Holdings, Inc.(a)	1,413,466

		15,884,985

	Healthcare Equipment & Supplies —0.2%
4,500	Hillenbrand Industries, Inc.(a)	232,740
24,900	Invacare Corp.	606,066

		838,806

	Healthcare Providers & Services —2.3%
6,700	Alliance Imaging, Inc.*(a)	71,221
28,200	Amedisys, Inc.*(a)	1,202,166
68,300	AMERIGROUP Corp.*(a)	2,562,616
1,800	AMN Healthcare Services, Inc.*(a)	28,116
1,000	Apria Healthcare Group, Inc.*	21,220
7,800	Gentiva Health Services, Inc.*	144,144
7,950	Inventiv Health, Inc.*	261,476
1,600	Magellan Health Services, Inc.*(a)	69,984
55,375	Owens & Minor, Inc.(a)	2,288,095
24,685	Res-Care, Inc.*(a)	552,203
62,000	Sunrise Senior Living, Inc.*(a)	1,780,020

		8,981,261

	Healthcare Services —1.1%
38,400	Healthways, Inc.*(a)	2,161,920
19,000	LHC Group, Inc.*	438,140
600	Molina Healthcare, Inc.*(a)	20,466
37,339	Omnicare, Inc.	826,685
8,550	Pediatrix Medical Group, Inc.*	582,170
2,100	Psychiatric Solutions, Inc.*(a)	63,357

		4,092,738

	Home Builders —0.3%
60,900	Hovnanian Enterprises, Inc. (Class A Stock)*(a)	602,301
39,300	Meritage Homes Corp.*(a)	630,765

		1,233,066

	Hotels, Restaurants & Leisure —0.8%
200	Bob Evans Farms, Inc.(a)	5,948
51,000	Brinker International, Inc.	949,110
13,500	Dover Downs Gaming & Entertainment, Inc.	128,250
6,600	Jack in the Box, Inc.*(a)	192,918
800	Papa John’s International, Inc.*	20,232
75,475	Sonic Corp.*(a)	1,674,035

		2,970,493

	Household Durables —0.7%
58,849	Ethan Allen Interiors, Inc.(a)	1,821,377
12,700	Lancaster Colony Corp.	442,722
20,375	Tempur-Pedic International, Inc.(a)	403,832

		2,667,931

	Household Products —0.2%
10,500	Tupperware Corp.(a)	388,500

3,500	WD-40 Co.	118,160
13,100	Zep, Inc.	216,412

		723,072

	Industrial Conglomerates —0.1%
6,175	Teleflex, Inc.	365,066

	Industrial Products —1.1%
39,641	Brady Corp.(a)	1,203,897
20,030	CIRCOR International, Inc.(a)	849,873
1,600	Compass Minerals International, Inc.(a)	67,872
35,434	Interface, Inc.(a)	565,527
29,745	Kaydon Corp.(a)	1,299,559
4,700	Myers Industries, Inc.	55,225
1,900	Valmont Industries, Inc.(a)	159,030

		4,200,983

	Insurance —5.9%
100,213	American Equity Investment Life Holding Co.(a)	828,762
6,000	American Financial Group, Inc.	166,380
900	American Physicians Capital, Inc.(a)	37,188
5,700	Amerisafe, Inc.*(a)	78,375
1,100	AmTrust Financial Services, Inc.	17,270
6,100	Aspen Insurance Holdings Ltd. (Bermuda)(a)	172,142
90,625	Delphi Financial Group, Inc. (Class A Stock)	2,843,812
82,207	Employers Holdings, Inc.(a)	1,435,334
1,000	FPIC Insurance Group, Inc.*	42,110
1,000	Harleysville Group, Inc.	35,650
25,975	HCC Insurance Holdings, Inc.	723,664
41,825	Hilb Rogal & Hobbs Co.(a)	1,513,228
42,900	Horace Mann Educators Corp.(a)	788,073
47,696	Infinity Property & Casual Corp.(a)	1,901,640
18,025	IPC Holdings Ltd. (Bermuda)	463,783
5,300	Max Capital Group Ltd. (Bermuda)(a)	150,467
3,000	Meadowbrook Insurance Group, Inc.*(a)	27,600
2,800	Midland Co.	179,256
1,800	Navigators Group, Inc. (The)*	103,914
2,700	Odyssey Re Holdings Corp.(a)	102,546
59,401	Philadelphia Consolidated Holding Corp.*	2,126,556
1,100	Phoenix Cos., Inc. (The)(a)	11,913
44,601	Platinum Underwriters Holdings, Ltd. (Bermuda)	1,505,284
9,700	PMA Capital Corp. (Class A Stock)*	77,988
25,320	ProAssurance Corp.*(a)	1,460,964
33,500	Protective Life Corp.	1,331,290
4,900	RLI Corp.	276,360
3,000	Safety Insurance Group, Inc.(a)	117,060
2,200	Seabright Insurance Holdings, Inc.*	32,318
3,900	Selective Insurance Group	93,249
45,600	State Auto Financial Corp.	1,273,608
50,825	United Fire & Casualty Co.	1,696,538
28,600	Zenith National Insurance Corp.	1,138,852

		22,753,174

	Insurance - Property Insurance
1,915	Argo Group International Holdings Ltd. (Bermuda)*(a)	78,209

	Internet
2,100	Ariba, Inc.*(a)	20,937
3,800	Interwoven, Inc.*(a)	48,146

		69,083

	Internet Services —0.1%
1,609	Cybersource Corp.*	26,951
1,800	Forrester Research, Inc.*	43,200
11,800	FTD Group, Inc.	150,214
700	Ipass, Inc.*	2,170
2,700	SonicWall, Inc.*(a)	23,706
2,500	TIBCO Software, Inc.*(a)	18,600

4,400	United Online, Inc.(a)	49,148
600	USA Mobility, Inc.*	7,206

		321,195

	Investment Companies
4,000	MCG Capital Corp.(a)	52,720
6,389	Ticc Capital Corp.(a)	62,229

		114,949

	Leisure —0.1%
9,100	Jakks Pacific, Inc.*	214,396

	Leisure Equipment & Products —0.1%
13,550	Brunswick Corp.(a)	257,314

	Machinery —4.1%
13,175	Actuant Corp. (Class A Stock)(a)	360,073
36,000	Albany International Corp. (Class A Stock)(a)	1,260,360
500	Astec Industries, Inc.*(a)	15,435
85,200	Barnes Group, Inc.(a)	2,270,580
40,000	Briggs & Stratton Corp.	834,000
46,350	Bucyrus International, Inc. (Class A Stock)(a)	4,297,108
900	Cascade Corp.(a)	46,458
7,675	General Cable Corp.*(a)	445,227
17,511	IDEX Corp.	546,869
25,394	Kadant, Inc.*(a)	671,163
40,000	Kennametal, Inc.	1,225,200
23,750	Lincoln Electric Holdings, Inc.	1,464,188
61,100	Mueller Industries, Inc.	1,710,800
7,075	Nordson Corp.	352,901
2,975	Rofin-Sinar Technologies, Inc.*	126,467
1,100	Smith A.O. Corp.	38,500
1,100	Tennant Co.	36,289
4,900	Wabtec Corp.	168,511

		15,870,129

	Manufacturing —1.8%
600	Ameron International Corp.	53,910
2,800	Ceradyne, Inc.*(a)	134,820
5,000	EnPro Industries, Inc.*(a)	150,000
50,895	Federal Signal Corp.(a)	589,873
52,200	Harsco Corp.	2,971,224
115,000	Hexel Corp.*(a)	2,510,450
24,300	Winnebago Industries, Inc.(a)	511,758

		6,922,035

	Marine —0.6%
15,000	DryShips, Inc. (Greece)(a)	1,116,450
10,400	Excel Maritime Carriers Ltd. (Greece)	395,824
4,300	Genco Shipping & Trading Ltd.	212,076
17,000	Quintana Maritime Ltd. (Greece)	415,480

		2,139,830

	Media —0.8%
117,782	Belo Corp. (Class A Stock)(a)	1,956,359
27,925	Courier Corp.	740,013
6,500	Lee Enterprises, Inc.(a)	77,610
400	Media General, Inc. (Class A Stock)(a)	7,608
12,800	Radio One, Inc. (Class D Stock)*	20,480
2,800	Scholastic Corp.*(a)	95,956
10,500	Sinclair Broadcast Group, Inc. (Class A Stock)(a)	94,500
4,400	Westwood One, Inc.	6,952

		2,999,478

	Medical Products
100	Martek Bioscience Corp.*	2,850

	Medical Supplies & Equipment —0.8%
1,100	Acadia Pharmaceuticals, Inc.*(a)	13,046
1,400	Advanced Energy Industries, Inc.*(a)	15,134

600	Arena Pharmaceuticals, Inc.*(a)	4,344
34,270	Conmed Corp.*(a)	832,761
2,100	Exelixis, Inc.*	15,372
2,500	Greatbatch, Inc.*(a)	56,450
15,812	Medical Action Industries, Inc.*	264,377
500	Medivation, Inc.*(a)	8,000
25,730	Patterson Cos., Inc.*(a)	824,389
33,666	PSS World Medical, Inc.*(a)	582,085
1,300	Seattle Genetics, Inc. (WA)*	11,908
1,100	STERIS Corp.(a)	27,258
100	SurModics, Inc.*(a)	4,366
23,122	Symmetry Medical, Inc.*(a)	420,820

		3,080,310

	Metals & Mining —4.5%
50,000	Agnico-Eagle Mines Ltd. (Canada)(a)	3,154,000
5,025	Century Aluminum Co.*(a)	261,250
18,125	Cleveland-Cliffs, Inc.(a)	1,845,850
70,000	Commercial Metals Co.	1,984,500
13,000	GrafTech International Ltd.*	195,650
383,500	IAMGOLD Corp.(a)	3,048,825
53,700	Quanex Corp.(a)	2,814,417
75,000	Royal Gold, Inc.(a)	2,254,500
800	Schnitzer Steel Industries, Inc. (Class A Stock)(a)	45,328
63,800	Timken Co.	1,928,674
500	USEC, Inc.*(a)	4,035

		17,537,029

	Multi-Utilities —0.8%
20,000	Oge Energy Corp.(a)	654,600
92,600	Vectren Corp.	2,541,870

		3,196,470

	Office Equipment
5,300	IKON Office Solutions, Inc.(a)	43,354

	Oil & Gas —0.7%
75,000	St. Mary Land & Exploration Co.	2,642,250

	Oil & Gas Exploration/Production —1.6%
162,700	Cabot Oil & Gas Corp.	6,294,863

	Oil, Gas & Consumable Fuels —4.0%
4,500	Alon USA Energy, Inc.(a)	81,900
9,000	Arena Resources, Inc.*	320,130
30,762	Berry Petroleum Co. (Class A Stock)	1,152,652
1,700	Bois d’Arc Energy, Inc.*	32,555
1,100	Callon Petroleum Co.*	16,951
60,000	Cimarex Energy Co.(a)	2,448,600
1,600	Comstock Resources, Inc.*(a)	50,720
20,850	Concho Resources, Inc.*	423,255
18,200	Continental Resources, Inc.*	453,362
1,477	Energy Partners Ltd.*	17,916
1,288	Exterran Holdings, Inc.*(a)	83,997
22,800	Gulfport Energy Corp.*	345,420
3,600	Harvest Natural Resources, Inc.*(a)	43,632
50,000	Lufkin Industries, Inc.(a)	2,643,500
2,700	Mariner Energy, Inc.*(a)	67,662
3,700	New Jersey Resources Corp.	173,493
3,000	Nicor, Inc.(a)	123,000
12,425	Oil States International, Inc.*(a)	435,620
38,200	ONEOK, Inc.	1,795,400
21,275	Petrohawk Energy Corp.*(a)	335,081
27,825	Petroquest Energy, Inc.*	359,499
900	Rosetta Resources, Inc.*	15,777
1,600	RPC, Inc.	17,248
2,000	South Jersey Industries, Inc.(a)	70,060
3,300	Stone Energy Corp.*	135,300

4,900	Trico Marine Services, Inc.*(a)	157,241
6,400	Tsakos Energy Navigation Ltd. (Greece)	220,480
2,300	Union Drilling, Inc.*	35,374
600	Vaalco Energy, Inc.*	2,700
36,800	W&T Offshore, Inc.(a)	1,041,072
75,000	Western Refining, Inc.(a)	1,601,250
35,000	World Fuel Services Corp.	926,100

		15,626,947

	Paper & Forest Products —0.4%
10,000	Buckeye Technologies, Inc.*(a)	131,500
43,347	Neenah Paper, Inc.	1,174,704
3,400	Schweitzer-Mauduit International, Inc.	81,056

		1,387,260

	Personell Services
2,200	Goodman Global, Inc.*	55,242
2,700	Kforce, Inc.*	24,030

		79,272

	Pharmaceuticals —0.1%
1,000	Alpharma, Inc. (Class A Stock)*	20,520
700	Auxilium Pharmaceuticals, Inc.*	23,940
1,300	Barrier Therapeutics, Inc.*	4,095
4,300	Bionovo, Inc.*(a)	6,966
800	Bradley Pharmaceuticals, Inc.*	15,912
3,000	Cypress Bioscience, Inc.*(a)	25,170
800	Intermune, Inc.*(a)	13,416
700	Onyx Pharmaceuticals, Inc.*	33,271
700	Par Pharmaceutical Cos., Inc.*	13,426
500	Prestige Brands Holdings, Inc.*	3,735
600	Sucampo Pharmaceuticals, Inc.*	7,962
1,300	Uluru, Inc.*	3,042
400	United Therapeutics Corp.*	33,592
1,400	Valeant Pharmaceuticals International*	15,848
4,100	Viropharma, Inc.*(a)	36,326

		257,221

	Real Estate —0.9%
13,625	Chimera Investment Corp.	260,919
1,600	Equity Lifestyle Properties, Inc.	69,872
15,900	First Industrial Realty Trust, Inc.	553,797
30,000	Healthcare Realty Trust, Inc.(a)	774,900
2,400	HFF, Inc.*(a)	16,416
105,000	HRPT Properties Trust(a)	834,750
9,200	Northstar Realty Finance Corp.(a)	89,332
22,213	Potlatch Corp.(a)	953,604

		3,553,590

	Real Estate Investment Trust - Office Industrial
4,900	BioMed Realty Trust, Inc.(a)	113,092

	Real Estate Investment Trust - Other REIT
800	OMEGA Healthcare Investors, Inc.	13,200

	Real Estate Investment Trusts —2.3%
11,800	Anthracite Capital, Inc.(a)	88,618
23,873	Arbor Realty Trust, Inc.(a)	424,223
5,900	Ashford Hospitality Trust, Inc.	36,875
800	Capital Trust, Inc. (Class A Stock)(a)	22,952
7,700	Diamondrock Hospitality Co.	101,255
2,900	East West Bancorp, Inc.	69,774
58,397	Education Realty Trust, Inc.	687,917
74,988	Equity One, Inc.(a)	1,770,467
1,000	Extra Space Storage, Inc.	15,140
12,200	FelCor Lodging Trust, Inc.(a)	164,822
3,500	First Potomac Realty Trust	60,865
1,100	Gramercy Capital Corp.(a)	25,465
600	Home Properties, Inc.(a)	28,794

4,100	Inland Real Estate Corp.(a)	54,858
12,900	Lexington Corporate Properties Trust(a)	192,855
2,700	LTC Properties, Inc.	70,335
1,400	Maguire Properties, Inc.(a)	38,612
109,447	MFA Mortgage Investments, Inc.(a)	1,116,359
21,950	Mid-America Apartment Communities, Inc.(a)	1,005,529
31,100	Nationwide Health Properties, Inc.(a)	981,516
3,300	Parkway Properties, Inc.(a)	118,536
7,000	Pennsylvania Real Estate Investment Trust(a)	186,550
2,500	Saul Centers, Inc.	128,075
6,400	Senior Housing Properties Trust(a)	143,296
14,800	SL Green Realty Corp.(a)	1,373,588
10,800	Sunstone Hotel Investors, Inc.	179,712

		9,086,988

	Restaurants —0.2%
26,350	AFC Enterprises, Inc.*	244,265
44,324	Triarc Cos., Inc. (Class B Stock)	412,213

		656,478

	Retail —1.3%
5,100	Asbury Automotive Group, Inc.	72,318
38,857	Cash America International, Inc.	1,263,241
38,179	CSK Auto Corp.*(a)	227,929
1,300	Insight Enterprises, Inc.*(a)	22,451
700	Jo-Ann Stores, Inc.*	8,869
15,685	Men’s Wearhouse, Inc. (The)(a)	399,811
900	Movado Group, Inc.	21,798
41,591	Pantry, Inc. (The)*(a)	1,208,634
32,064	Regis Corp.(a)	812,181
40,800	Sonic Automotive, Inc.(a)	818,040
4,850	Stage Stores, Inc.	58,054
2,600	Systemax, Inc.(a)	35,932

		4,949,258

	Retail & Merchandising —0.4%
43,983	Bebe Stores, Inc.(a)	506,684
3,700	Collective Brands, Inc.*	65,194
400	Deckers Outdoor Corp.*	48,496
67,064	Pacific Sunwear of California, Inc.*(a)	745,752
600	Shoe Carnival, Inc.*	8,868
300	Tween Brands, Inc.*	9,609

		1,384,603

	Retail - Restaurants
4,800	Domino’s Pizza, Inc.(a)	65,328

	Retail Apparel
1,400	Dress Barn, Inc.*(a)	17,066
1,400	Warnaco Group, Inc. (The)*(a)	50,246

		67,312

	Road & Rail —0.8%
40,000	Arkansas Best Corp.	1,231,600
95,000	Werner Enterprises, Inc.(a)	1,935,150

		3,166,750

	Semiconductors —1.6%
1,100	Actel Corp.*	13,101
3,100	AMIS Holdings, Inc.*	22,661
5,200	Amkor Technology, Inc.*(a)	39,728
1,250	Applied Micro Circuits Corp.*	10,038
5,400	Asyst Technologies Corp.*	15,930
10,900	ATMI, Inc.*	286,670
4,800	Axcelis Technologies, Inc.*(a)	19,152
33,225	Brooks Automation, Inc.*(a)	408,335
3,900	Cirrus Logic, Inc.*	16,575
1,300	Cohu, Inc.	19,435

3,400	Credence System Corp.*	4,454
1,000	DSP Group, Inc.*	11,450
800	Eagle Test Systems, Inc.*(a)	9,512
74,912	Emulex Corp.*(a)	1,168,627
5,858	Entegris, Inc.*(a)	45,107
34,200	Himax Technologies, Inc. (Taiwan)	168,606
29,734	Itron, Inc.*(a)	2,450,082
2,600	Kulicke & Soffa Industries, Inc.*(a)	14,014
3,200	Lattice Semiconductor Corp.*	8,480
20,200	Microsemi Corp.*(a)	458,944
2,700	MKS Instruments, Inc.*(a)	50,220
4,500	ON Semiconductor Corp.*	29,160
600	Pericom Semiconductor Corp.*	8,136
1,800	Photronics, Inc.*(a)	21,942
38,578	Richardson Electronics Ltd.	192,504
3,200	Skyworks Solutions, Inc.*(a)	25,760
1,300	Standard Microsystems Corp.*	38,896
22,375	Ultra Clean Holdings, Inc.*	219,051
9,925	Varian Semiconductor Equipment Associates, Inc.*	319,684
7,600	Zoran Corp.*	89,680

		6,185,934

	Software —0.1%
1,700	CSG Systems International, Inc.*(a)	21,692
4,700	Lawson Software, Inc.*	40,843
25,150	Tyler Technologies, Inc.*	336,507

		399,042

	Specialty Retail —0.4%
71,475	Aaron Rents, Inc.(a)	1,366,602
9,025	Monro Muffler Brake, Inc.	166,962

		1,533,564

	Telecommunications —1.0%
2,700	Adaptec, Inc.*	8,424
1,500	Anixter International, Inc.*(a)	105,090
138,517	Arris Group, Inc.*(a)	1,217,564
600	Atlantic Tele-Network, Inc.(a)	18,894
28,703	Black Box Corp.	954,662
17,500	Centennial Communications Corp.*	100,100
46,900	Cincinnati Bell, Inc.*(a)	181,972
9,500	CommScope, Inc.*(a)	421,325
31	Consolidated Communications Holdings, Inc.(a)	485
3,100	Finisar Corp.*	4,960
2,500	Foundry Networks, Inc.*(a)	34,500
2,900	MasTec, Inc.*(a)	24,215
2,800	MRV Communications, Inc.*	4,956
3,200	Newport Corp.*(a)	33,600
1,900	Plantronics, Inc.	36,290
1,100	Polycom, Inc.*(a)	27,775
148,927	Powerwave Technologies, Inc.*(a)	565,923
15,800	Premiere Global Services, Inc.*(a)	192,602
3,000	RF Micro Devices, Inc.*(a)	9,690
4,500	Sycamore Networks, Inc.*(a)	15,210
5,800	Syniverse Holdings, Inc.*(a)	91,582
2,000	Utstarcom, Inc.*(a)	5,540

		4,055,359

	Textiles & Apparel —0.9%
24,725	Brown Shoe Co., Inc.(a)	425,270
26,700	Kellwood Co.	533,466
200	Oxford Industries, Inc.	4,554
3,250	Perry Ellis International, Inc.*	57,037
56,650	Phillips-Van Heusen Corp.(a)	2,387,231

		3,407,558

	Thrifts & Mortgage Finance —0.8%
80,600	Astoria Financial Corp.	2,190,708

29,540	Washington Federal, Inc.(a)	721,367

		2,912,075

	Tobacco —0.4%
31,400	Alliance One International, Inc.*(a)	118,378
1,000	Loews Corp. - Carolina Group	82,130
28,600	Universal Corp.(a)	1,424,566

		1,625,074

	Trading Companies & Distributors —0.4%
13,650	Applied Industrial Technologies, Inc.(a)	412,093
27,900	Watsco, Inc.(a)	1,028,952

		1,441,045

	Transportation —0.9%
1,800	Atlas Air Worldwide Holdings, Inc.*(a)	89,892
900	Bristow Group, Inc.*(a)	45,315
2,100	Eagle Bulk Shipping, Inc.(a)	51,912
11,900	Forward Air Corp.	368,900
75,000	General Maritime Corp. (Marshall Island)(a)	1,863,000
6,800	Gulfmark Offshore, Inc.*(a)	284,376
19,594	Kansas City Southern*(a)	703,033
1,700	Knightsbridge Tankers Ltd. (Bermuda)(a)	44,625
2,000	TBS International Ltd. (Bermuda)*(a)	66,620

		3,517,673

	Water Utilities
600	American States Water Co.	20,688

	TOTAL COMMON STOCKS (cost $349,623,278)	374,594,463

	RIGHTS *
Units	Transportation
2,800	Centerline (cost $0)	—

	TOTAL LONG-TERM INVESTMENTS (cost $349,623,278)	374,594,463

PRINCIPAL AMOUNT (000)#
	SHORT-TERM INVESTMENTS —46.9%

	U.S. TREASURY OBLIGATIONS
	United States Treasury Notes (k)
$ 100	4.625%, 11/30/08	102,031
	(cost $101,163)

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND —46.9%
181,118,782	Dryden Core Investment Fund - Taxable Money Market Series (cost $181,118,782; includes $170,105,300 of cash collateral for securities on loan)(b)(w)	181,118,782

	TOTAL SHORT-TERM INVESTMENTS (cost $181,219,945)	181,220,813

	TOTAL INVESTMENTS—143.8% (cost $530,843,223)(p)	555,815,276

	Liabilities in excess of other assets (x)—(43.8)%	(169,197,101)

	NET ASSETS —100%	$386,618,175

The following abbreviation was used in portfolio descriptions:

REIT	Real Estate Investment Trust
*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $167,617,213; cash collateral of $170,105,300 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Securities segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of the Portfolio’s investments was $532,376,983; accordingly, net unrealized appreciation on investments for federal income tax purposes was $23,438,293 (gross unrealized appreciation - $60,133,691; gross unrealized depreciation - $36,695,398). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes unrealized depreciation on futures contracts as follows:

Open future contracts outstanding at January 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2008	Unrealized Depreciation
Long Positions:
3	Russell 2000	Mar 08	$376,350	$357,500	$(18,850)

INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments

As of January 31, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —98.1%

	COMMON STOCKS

	Australia —2.5%
59,700	AWB Ltd.	$117,459
123,600	Bluescope Steel Ltd.	1,145,656
44,900	Commonwealth Bank of Australia	2,021,971
154,900	Pacific Brands Ltd.	398,372
278,900	Qantas Airways Ltd.	1,183,791
56,600	Santos Ltd.	620,871
238,000	Telestra Corp. Ltd.	936,340
30,500	Zinifex Ltd.	288,737

		6,713,197

	Belgium —0.5%
28,600	AGFA-Gevaert NV	318,593
10,300	Dexia SA	250,073
37,500	Fortis	838,761

		1,407,427

	Brazil —0.7%
45,500	Empresa Brasileira de Aeronautica SA, ADR	1,974,700

	Canada —4.9%
60,800	Canadian National Railway Co.	3,076,787
32,500	Canadian Natural Resources Ltd.	2,078,407
31,400	Potash Corp. of Saskatchewan	4,423,632
91,400	Rogers Communications, Inc. (Class B Stock)	3,494,693

		13,073,519

	China —2.0%
424,602	China Merchants Bank Co. Ltd.	1,496,988
2,264,543	China Petroleum & Chemical Corp.	2,376,822
1,810,400	Country Garden Holdings Co. Ltd.*	1,372,442

		5,246,252

	Denmark —3.2%
18,000	Carlsberg A/S	1,898,691
21,000	Danske Bank A/S	754,605
42,000	H. Lundbeck A/S	1,022,363
75,416	Novo Nordisk A/S (Class B Stock)	4,758,029

		8,433,688

	Finland —3.7%
110,600	Fortum Oyj	4,483,706
111,300	Nokia Oyj	4,098,336
22,500	Rautaruukki Oyj	931,867
25,900	Tietoenator Oyj	482,823

		9,996,732

	France —11.4%
31,950	Air Liquide	4,455,008
320	Arkema*	18,167
94,600	AXA SA	3,249,265
23,900	BNP Paribas	2,370,745
2,100	Ciments Francais SA	318,755
10,700	Compagnie Generale des Establissements Michelin (Class B Stock)	1,032,631
32,000	Credit Agricole SA	984,747
100,400	France Telecom SA	3,540,898
45,400	Groupe Danone	3,669,361
30,911	LVMH Moet Hennessy Louis Vuitton SA	3,174,350
23,000	Natixis	390,647
15,000	Peugeot SA	1,110,402
11,300	Rallye SA	632,448
8,200	Renault SA	935,920

18,500	Sanofi-Aventis SA	1,508,640
4,900	Schneider Electric SA	566,796
4,700	Societe Generale	590,379
7,800	Thales SA	452,041
12,800	Total SA	931,565
7,200	Valeo SA	266,051
10,000	Vivendi	402,956

		30,601,772

	Germany —7.1%
41,500	BASF AG	5,405,004
13,700	Daimler AG	1,071,332
17,900	Deutsche Bank AG	2,014,769
25,700	E.ON AG	4,732,836
25,000	Heidelberger Druckmaschinen AG	678,259
8,000	Muenchener Rueckversicherungs AG	1,437,318
45,400	ThyssenKrupp AG	2,219,610
26,000	TUI AG*	561,914
3,600	Volkswagen AG	815,357

		18,936,399

	Greece —1.6%
31,000	National Bank of Greece SA	1,894,719
68,990	OPAP SA	2,410,235

		4,304,954

	Hong Kong —4.0%
1,164,780	Chaoda Modern Agriculture Holdings Ltd.	1,185,256
276,678	China Mobile Ltd.	4,079,119
200,000	Citic Pacific Ltd.	992,158
102,600	Hong Kong Exchanges and Clearing Ltd.	2,139,488
159,280	Orient Overseas International Ltd.	970,579
1,425,100	Soho China Ltd.*	1,215,387

		10,581,987

	Ireland —0.5%
37,500	Allied Irish Banks PLC	835,290
31,300	Irish Life & Permanent PLC	501,642

		1,336,932

	Israel —2.7%
62,300	Amdocs Ltd.*	2,061,507
110,100	Teva Pharmaceutical Industries Ltd., ADR	5,069,004

		7,130,511

	Italy —1.5%
76,600	ENI SpA	2,476,671
20,400	Finmeccanica SpA	609,743
18,400	Indesit Co. SpA	260,371
112,451	Intesa Sanpaolo SpA	800,293

		4,147,078

	Japan —12.2%
4,650	Aiful Corp.	96,573
30,300	Alpine Electronics, Inc.	448,949
37,000	Alps Electric Co. Ltd.	425,344
92,000	Asahi Kasei Corp.	564,550
178,000	Cosmo Oil Co. Ltd.	607,301
145,000	Denki Kagaku Kogyo Kabushiki Kiasha	591,491
34,600	Fanuc Ltd.	3,070,818
137,000	Fuji Heavy Industries Ltd.	549,975
48,200	Honda Motor Co. Ltd.	1,490,524
48,800	Komatsu Ltd.	1,189,707
190,800	Kurabo Industries Ltd.	432,414
145,800	Marubeni Corp.	1,016,963
34,000	Matsushita Electric Industrial Co. Ltd.	725,057
88,700	Mitsubishi Chemical Holdings Corp.	645,721
18,900	Nifco, Inc.	423,251
7,689	Nintendo Co. Ltd.	3,888,198

98,200	Nippon Oil Corp.	666,155
200	Nippon Paper Group, Inc.	472,530
83,000	Nippon Shokubai Co. Ltd.	739,065
270	Nippon Telegraph & Telephone Corp.	1,284,961
217	Nipro Corp.	4,354
153,700	Nissan Motor Co. Ltd.	1,435,548
38,000	Nomura Holdings, Inc.	555,391
900	NTT DoCoMo, Inc.	1,422,854
12,000	Oji Paper Co. Ltd.	51,365
35,300	Ricoh Co. Ltd.	555,780
133,000	Sanwa Holdings Corp.	641,209
23,600	Sumitomo Corp.	329,792
74,000	Sumitomo Trust & Banking Co. Ltd. (The)	476,402
12,100	Takefuji Corp.	347,722
45,000	Toppan Printing Co. Ltd.	451,249
92,000	Toyota Motor Corp.	4,980,978
18,756	Yamada Denki Co. Ltd.	2,008,933

		32,591,124

	Liechtenstein —0.3%
3,300	Verwaltungs-und Privat-Bank AG	771,239

	Mexico —2.0%
50,500	America Movil SAB de CV, ADR (Class L Stock)	3,025,455
621,200	Wal-Mart de Mexico SA de CV	2,227,566

		5,253,021

	Netherlands —2.9%
59,700	ING Groep NV, ADR	1,945,144
19,300	Oce NV	388,130
41,600	Royal Dutch Shell PLC (Class A Stock)	1,487,875
84,200	Royal KPN NV	1,528,155
33,300	Schlumberger Ltd.	2,512,818

		7,862,122

	New Zealand —0.2%
302,900	Air New Zealand Ltd.	436,176

	Norway —0.4%
33,400	Norsk Hydro ASA	400,199
28,797	StatoilHydro ASA	758,258

		1,158,457

	Russia —1.6%
57,600	Gazprom OAO, ADR	2,770,560
435,000	Sberbank	1,566,000

		4,336,560

	Singapore —0.7%
389,160	MobileOne Ltd.	520,664
281,000	Neptune Orient Lines Ltd.	652,276
67,580	Singapore Airlines Ltd.	744,387

		1,917,327

	South Korea —0.9%
46,661	Shinhan Financial Group Co. Ltd.*	2,497,755

	Spain —3.3%
58,900	Banco Bilbao Vizcaya Argentaria SA	1,239,006
115,500	Banco Santander Central Hispano SA	2,031,377
38,700	Repsol YPF SA	1,237,706
150,400	Telefonica SA	4,396,734

		8,904,823

	Sweden —0.9%
34,200	Electrolux AB (Class B Stock)	537,951
146,400	Nordea Bank AB	1,998,383

		2,536,334

	Switzerland —9.9%
6,600	Ciba Specialty Chemicals AG	268,375
24,300	Credit Suisse Group	1,383,580
1,300	Georg Fischer AG*	569,453
2,000	Givaudan SA	1,972,231
17,664	Logitech International SA*	536,441
9,950	Nestle SA	4,454,567
53,150	Novartis AG	2,692,756
1,900	Rieter Holdings AG	688,537
28,500	Roche Holding AG	5,174,780
15,000	Swiss Reinsurance	1,127,030
3,400	Swisscom AG	1,357,259
111,100	UBS AG	4,615,523
5,900	Zurich Financial Services AG	1,689,356

		26,529,888

	United Kingdom —16.5%
30,000	Alliance & Leicester PLC	394,169
522,600	ARM Holdings PLC	1,223,009
44,800	AstraZeneca PLC	1,881,455
71,300	Aviva PLC	894,489
199,100	Barclays PLC	1,879,432
184,700	Beazley Group PLC	623,534
213,900	BP PLC	2,279,744
137,900	Bradford & Bingley PLC	689,808
453,600	BT Group PLC	2,356,856
63,200	Carnival PLC	2,751,020
48,200	Dairy Crest Group PLC	518,159
285,600	DSG International PLC	434,517
185,400	GKN PLC	982,142
30,700	GlaxoSmithKline PLC	727,604
128,000	HBOS PLC	1,783,558
286,800	Legal & General Group PLC	759,267
208,600	Lloyds TSB Group PLC	1,821,774
204,700	Marks & Spencer Group PLC	1,830,414
60,444	Next PLC	1,705,987
184,500	Northern Foods PLC	363,284
366,300	Old Mutual PLC	913,834
50,000	Reckitt Benckiser PLC	2,618,995
264,600	Royal & Sun Alliance Insurance Group PLC	717,748
117,300	Royal Bank of Scotland Group PLC	904,322
73,212	Royal Dutch Shell PLC (Class B Stock)	2,544,183
123,828	SABMiller PLC	2,679,090
40,100	Tate & Lyle PLC	391,879
146,100	Taylor Wimpey PLC	528,255
54,900	TT electronics PLC	99,013
851,700	Vodafone Group PLC	2,979,466

106,884	Vodafone Group PLC, ADR	3,719,563

		43,996,570

	TOTAL LONG-TERM INVESTMENTS (cost $222,839,906)	262,676,544

	SHORT-TERM INVESTMENT —1.2%

	AFFILIATED MONEY MARKET MUTUAL FUND
3,297,632	Dryden Core Investment Fund - Taxable Money Market Series (cost $3,297,632)(w)	3,297,632

	TOTAL INVESTMENTS(o)—99.3% (cost $226,137,538)(p)	265,974,176

	Other assets in excess of liabilities (x)—0.7%	1,801,593

	NET ASSETS —100%	$267,775,769

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
CHF	Swiss Franc
EUR	Euro
MXN	Mexican Peso
*	Non-income producing security.
(o)	As of January 31, 2008, 158 securities representing $220,920,404 and 82.5% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(p)	The United States federal income tax basis of the Portfolio’s investments was $226,222,646; accordingly, net unrealized appreciation on investments for federal income tax purposes was $39,751,530 (gross unrealized appreciation $54,172,204; gross unrealized depreciation - $14,420,674). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at January 31, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Mexican peso,
Expiring 06/06/08	MXN	12,100	$1,098,502	$1,101,254	$2,752

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Euro,
Expiring 06/24/08	EUR	6,390	$9,168,372	$9,500,022	$(331,650)
Mexican Peso,
Expiring 06/06/08	MXN	59,800	5,396,138	5,522,464	(126,326)
Swiss Franc,
Expiring 06/24/08	CHF	3,280	2,862,129	3,035,070	(172,941)

			$17,426,639	$18,057,556	$(630,917)

(p)	The United States federal income tax basis of the Schedule of Investments was $226,222,646; accordingly, net unrealized appreciation on investments for federal income tax purposes was $39,751,530 (gross unrealized appreciation $54,172,204; gross unrealized depreciation - $14,420,674). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2008 were as follows:

Telecommunications	13.9%
Oil & Gas	10.5
Pharmaceuticals	8.6
Commercial Banks	6.0
Financial - Bank & Trust	6.0
Chemicals	5.5
Insurance	4.8
Automobile Manufacturers	4.6
Foods	3.5
Entertainment & Leisure	3.4
Electronic Components	3.2
Financial Services	2.6
Retail	1.9
Electric	1.8
Transportation	1.7
Beverages	1.7
Media	1.5
Banks	1.4
Auto Parts & Related	1.3
Metals & Mining	1.2
Affiliated Money Market Mutual Fund	1.2
Diversified Operations	1.2
Aerospace & Defense	1.1
Household Products	1.0
Machinery & Equipment	1.0
Consumer Products & Services	1.0
Airlines	0.9
Retail & Merchandising	0.7
Real Estate Management & Development	0.5
Distribution/Wholesale	0.5
Semiconductors	0.5
Real Estate	0.5
Agriculture	0.4
Iron / Steel	0.4
Holding Companies - Diversified	0.4
Home Furnishings	0.3
Household & Personal Products	0.3
Lumber & Wood Products	0.2
Hotels, Restaurants & Leisure	0.2
Office Equipment & Supplies	0.2
Household Durables	0.2
Computer Hardware	0.2
Home Builders	0.2
Paper & Forest Products	0.2
Computers	0.2
Commercial Services	0.2
Textiles	0.2
Office Equipment	0.1
Construction Materials	0.1
Miscellaneous Manufacturers	0.1

99.3
Other assets in excess of liabilities	0.7

100.0%

INTERNATIONAL BOND PORTFOLIO

Schedule of Investments

As of January 31, 2008 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS —172.3%
		FOREIGN BONDS —103.2%
		Australia —2.2%
		New South Wales Treasury Corp.
AUD	1,000	6.00%, 05/01/12	$863,478

		Austria —2.1%
		Austrian Government International Bond
EUR	560	4.00%, 07/15/09	837,556

		Belgium —4.3%
		Belgium Government Bond
EUR	1,100	4.25%, 09/28/14	1,673,051

		Canada —2.4%
		Canada Housing Trust No.1
CAD	800	4.55%, 12/15/12	821,035
		Province of Ontario, Debs.
CAD	100	6.20%, 06/02/31	119,452

			940,487

		Cayman Islands —0.4%
		Mizuho Financial Group Cayman Ltd., Gtd. Notes
EUR	100	4.75%(c), 04/15/14	148,339

		Denmark —1.6%
		Denmark Government Bond
DKK	1,100	6.00%, 11/15/11	236,838
		Realkredit Danmark A/S
DKK	1,981	5.00%, 10/01/38	380,515

			617,353

		Finland —13.8%
		Finnish Government Bond
EUR	2,010	4.25%, 07/04/15	3,061,871
EUR	1,450	5.375%, 07/04/13	2,328,498

			5,390,369

		France —6.1%
		Credit Suisse Group Capital Guernsey V Ltd.
EUR	80	6.905%(c), 11/29/49	121,197
		French Government Bond
EUR	1,280	5.75%, 10/25/32	2,245,533

			2,366,730

		Germany —10.0%
		Deutsche Bundesrepublik
EUR	400	4.00%, 07/04/16	599,979
EUR	300	4.00%, 01/04/37	413,938
EUR	100	4.25%, 01/04/14	153,277
EUR	100	4.75%, 07/04/34	155,322
EUR	660	5.625%, 01/04/28	1,135,795
EUR	800	6.25%, 01/04/24	1,454,720

			3,913,031

		Ireland —0.9%
		Atlantes Mortgage PLC,
		Series 1, Class A
EUR	143	4.81%(c), 01/17/36	211,458

		German Postal Pensions
EUR	100	3.375%, 01/18/16	140,151

			351,609

		Italy —0.5%
		Argo Mortgages,
		Series 1, Class A
EUR	140	4.562%(c), 10/28/36	206,858

		Japan —26.4%
		Development Bank of Japan
	500	4.25%, 06/09/15	511,890
		Japanese Government Bonds
JPY	60,000	1.10%, 09/20/12	570,686
JPY	199,900	1.10%, 12/10/16	1,887,438
JPY	40,000	1.20%, 03/20/12	381,960
JPY	50,000	1.50%, 03/20/15	482,948
JPY	1,000	1.55%, 02/21/12	9,669
JPY	110,000	1.60%, 06/20/14	1,071,017
JPY	110,000	1.70%, 09/20/16	1,070,827
JPY	50,000	2.30%, 06/20/35	464,722
JPY	50,000	2.40%, 03/20/34	475,893
JPY	50,000	2.50%, 09/20/35	484,371
JPY	120,000	2.50%, 06/20/36	1,158,920
JPY	80,000	2.50%, 09/20/36	772,381
JPY	10,000	2.50%, 09/20/37	96,655
		Japanese Government CPI Linked Bond,
		Series 6
JPY	20,080	0.80%, 12/10/15	186,799
		Series 11
JPY	39,840	1.20%, 03/10/17	378,788
		Series 12
JPY	20,000	1.20%, 06/10/17	189,402
		JLOC Ltd.,
		Series 36A, Class A1 (original cost $84,228, purchased 04/23/07)(f)(g)
JPY	8,722	1.14%(c), 02/16/16	81,672

			10,276,038

		Luxembourg —0.9%
		OAO Gazprom
	238	5.625%, 07/22/13	236,324
		VTB Capital SA, Sr. Notes
	100	5.494%(c), 08/01/08	99,317

			335,641

		Netherlands —8.1%
		Arena BV,
		Series 2003-I, Class A2
EUR	500	4.30%(c), 05/19/55	733,512
		Deutsche Telekom International Finance BV
EUR	70	7.50%, 01/24/33	118,942
		Dutch MBS BV,
		Series X, Class A
EUR	405	4.97%(c), 10/02/79	598,519
		Netherlands Government Bond
EUR	600	3.75%, 07/15/09	893,303
EUR	400	7.50%, 01/15/23	801,005

			3,145,281

		Spain —6.6%
		Santander Perpetual SA Unipersonal, 144A (original cost $100,000, purchased 10/18/07)(f)(g)
	100	6.671%(c), 10/29/49	101,316

		Spanish Government Bond
EUR	1,600	4.40%, 01/31/15	2,449,894

			2,551,210

		United Kingdom —16.9%
		Barclays Bank PLC
		Sr. Unsub.
	200	5.45%, 09/12/12	209,254
		Sub. Notes, 144A (original cost $198,654, purchased 12/07/07)(f)(g)
	200	6.05%, 12/04/17	206,072
		Chester Asset Receivables Dealings No 11, Series A
EUR	500	6.125%, 10/15/10	775,794
		Hilton Group Finance PLC
EUR	60	6.50%, 07/17/09	89,324
		Inter-American Development Bank
EUR	900	5.50%, 03/30/10	1,387,346
		National Grid PLC (original cost $89,690, purchased 11/03/06)(f)(g)
CAD	100	4.98%, 06/22/11	98,543
		Royal Bank of Scotland PLC, 144A (original cost $300,000, purchased 07/14/05)(f)(g)
	300	3.944%(c), 07/21/08	300,290
		United Kingdom Treasury Stock
GBP	425	4.75%, 06/07/10	854,040
GBP	100	5.00%, 09/07/14	205,463
GBP	1,200	5.75%, 12/07/09	2,447,343

			6,573,469

		TOTAL FOREIGN BONDS (cost $35,358,649)	40,190,500

		UNITED STATES BONDS —69.1%
		Asset Backed Securities —5.5%
		CIT Group Home Equity Loan Trust,
		Series 2002-1, Class AV
	3	3.666%(c), 03/25/33	3,004
		Citibank Credit Card Issuance Trust,
		Series 2001-A4, Class A4
EUR	650	5.375%, 04/11/11	975,933
		Fremont Home Loan Trust,
		Series 2006-1, Class 2A2
	104	3.496%(c), 04/25/36	103,022
		Master Asset Backed Securities Trust,
		Series 2006-WMC1, Class A2
	200	3.486%(c), 02/25/36	196,686
		MBNA Credit Card Master Note Trust,
		Series 2002-A2, Class A
EUR	550	5.60%, 07/17/14	846,121

			2,124,766

		Collateralized Mortgage Obligations —4.4%
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2005-2, Class A1
	122	4.125%(c), 03/25/35	122,290
		Series 2005-2, Class A2
	60	4.125%(c), 03/25/35	60,132
		Series 2005-5, Class A1
	104	4.55%(c), 08/25/35	103,768
		Series 2005-5, Class A2
	70	4.55%(c), 08/25/35	69,594
		Bear Stearns Alt-A Trust,
		Series 2005-7, Class 22A1
	56	5.51%(c), 09/25/35	51,993
		Citigroup Mortgage Loan Trust, Inc.,
		Series 2005-6, Class A1
	54	4.748%(c), 08/25/35	53,808

		Series 2006-AR1, Class 1A1
	307	4.90%(c), 03/25/35	309,572
		Countrywide Alternative Loan Trust,
		Series 2005-76, Class 2A1
	99	5.66%(c), 02/25/36	93,909
		Credit Suisse Mortgage Capital Certificates,
		Series 2006-C5, Class A3
	100	5.311%, 12/15/39	97,803
		CS First Boston Mortgage Securities Corp.,
		Series 2003-AR20, Class 2A1
	18	4.094%(c), 08/25/33	18,093
		Fannie Mae Whole Loan,
		Series 2004-W12, Class 1A1
	46	6.00%, 07/25/44	47,209
		Federal Home Loan Mortgage Corp.,
		Series R006, Class ZA
	110	6.00%, 04/15/36	112,756
		Freddie Mac,
		Series 2682, Class JB
	202	4.50%, 09/15/19	203,967
		GMAC Mortgage Corp. Loan Trust,
		Series 2004-J4, Class A1
	50	5.50%, 09/25/34	50,453
		Harborview Mortgage Loan Trust,
		Series 2003-1, Class A
	14	4.95%(c), 05/19/33	13,971
		Merrill Lynch Mortgage Investors Trust,
		Series 2003-A2, Class 1A1
	11	6.781%(c), 02/25/33	11,275
		MLCC Mortgage Investors, Inc.,
		Series 2005-2, Class 1A
	76	4.25%(c), 10/25/35	75,141
		Wells Fargo Mortgage Backed Securities Trust,
		Series 2005-AR11, Class 1A1
	203	4.617%(c), 06/25/35	201,787

			1,697,521

		Corporate Bonds —13.4%
		American International Group, Inc.,
		Jr. Sub. Notes
EUR	100	4.875%(c), 03/15/67	125,160
		Sr. Unsec’d. Notes
	100	5.85%, 01/16/18	100,260
		Avon Products, Inc.,
		Sr. Unsec’d. Notes
	100	5.125%, 01/15/11	102,846
		Bank of America N.A.
JPY	10,000	1.11%, 07/07/08	94,145
		Chase Credit Card Master Trust,
		Series 1998-4, Notes
EUR	300	5.00%, 08/15/08	446,172
		COX Communications, Inc.,
		Sr. Unsec’d. Notes
	100	6.75%, 03/15/11	106,050
		El Paso Performance-Linked Trust,
		Notes, 144A (original cost $106,250, purchased 03/15/07)(f)(g)
	100	7.75%, 07/15/11	102,846
		Exelon Corp.,
		Sr. Unsec’d. Notes
	100	4.90%, 06/15/15	96,191
		Federated Department Stores,
		Gtd. Notes
	100	6.30%, 04/01/09	101,482
		Ford Motor Credit Co. LLC,
		Sr. Unsec’d. Notes
	100	7.127%(c), 01/13/12	84,234
	50	7.80%, 06/01/12	44,286

		Ford Motor Credit Co.,
		Sr. Unsec’d. Notes
	50	7.25%, 10/25/11	44,393
		General Electric Capital Corp.,
		Sr. Unsec’d. Notes
	100	5.25%, 10/19/12	103,777
		Glitnir Bank HF
		Sr. Unsub. Notes, 144A (original cost $100,000, purchased 04/13/07)(f)(g)
	100	4.154%(c), 04/20/10	92,047
		GMAC LLC,
		Gtd. Notes
EUR	100	4.75%, 09/14/09	131,952
		Sr. Unsub. Notes
	100	6.00%, 12/15/11	84,323
		Goldman Sachs Group, Inc. (The),
		Sr. Unsec’d. Notes (original cost $90,598, purchased 11/03/06)(f)(g)
CAD	100	5.25%, 06/01/16	95,297
		Sub. Notes
	100	6.75%, 10/01/37	98,105
		HBOS PLC,
		Sub. Notes, 144A (original cost $98,011, purchased 05/10/07)(f)(g)
	100	5.92%(c), 09/29/49	86,538
		HSBC Holdings PLC,
		Sub. Notes
	200	6.50%, 05/02/36	196,673
		iStar Financial, Inc.,
		Sr. Unsec’d. Notes
	100	5.15%, 03/01/12	85,574
		Johnson Controls, Inc.,
		Sr. Unsec’d. Notes
	100	5.25%, 01/15/11	102,910
		JPMorgan Chase Bank NA,
		Jr. Sub. Notes
EUR	200	4.375%(c), 11/30/21	260,925
		JPMorgan Chase Capital,
		Gtd. Notes
	100	6.55%, 09/29/36	91,568
		Lehman Brothers Holdings, Inc.,
		Sr. Unsec’d. Notes
	200	5.625%, 01/24/13	202,584
		Mizuho Investment,
		Sub. Notes, 144A (original cost $213,040, purchased 10/25/06)(f)(g)
	200	9.87%(c), 12/29/49	202,481
		Mizuho Preferred Capital Co. LLC,
		Bonds, 144A (original cost $111,354, purchased 04/22/05)(f)(g)
	100	8.79%(c), 12/29/49	101,226
		Newell Rubbermaid, Inc.,
		Notes
	100	4.00%, 05/01/10	99,309
		Rabobank Capital Fund Trust III,
		Gtd. Notes, 144A (original cost $97,583, purchased 02/15/06)(f)(g)
	100	5.254%(c), 12/29/49	91,710
		RBS Capital Trust,
		Bank Gtd. Notes
EUR	50	6.467%(c), 12/29/49	73,532
		Roseton/Danskamme,
		Series A, Pass-Thru Certificates
	81	7.27%, 11/08/10	81,758
		Sabre Holdings Corp.,
		Unsub. Notes
	100	7.35%, 08/01/11	90,000
		SB Treasury Co. LLC,
		Jr. Sub. Bonds, 144A (original cost $211,350, purchased 12/20/06)(f)(g)
	200	9.40%(c), 12/29/49	203,920

		SMFG Preferred Capital
		Sub. Notes, 144A (original cost $100,000, purchased 12/13/06)(f)(g)
	100	6.078%(c), 12/25/49	92,488
		Sprint Capital Corp.,
		Gtd. Notes
	100	8.375%, 03/15/12	103,936
		State Street Capital Trust IV,
		Gtd. Notes
	100	5.991%(c), 06/15/37	82,358
		Student Loan Marketing Assoc.
EUR	250	3.80%, 06/17/10	366,217
		Target Corp.,
		Sr. Unsec’d. Notes
	100	6.00%, 01/15/18	104,099
	100	7.00%, 01/15/38	104,516
		Viacom, Inc.,
		Sr. Unsec’d. Notes
	100	5.75%, 04/30/11	102,486
		Wells Fargo (Old),
		Sr. Unsec’d. Notes
	100	4.461%(c), 03/10/08	100,008
		Zurich Finance USA, Inc.,
		Gtd. Notes
EUR	100	5.75%(c), 10/02/23	150,571

			5,230,953

		U.S. Government Agency Obligations —0.2%
		Small Business Administration Participation Certificates,
		Series 2005-20E, Class 1
	82	4.84%, 05/01/25	82,362

		U.S. Government Mortgage Backed Obligations —25.3%
		Federal National Mortgage Assoc.,
	5,400	5.50%, TBA	5,470,875
	3,000	6.00%, TBA	3,077,814
	1,000	6.50%, TBA	1,037,812
	200	8.95%, 02/12/18	275,656

			9,862,157

		U.S. Treasury Obligations —20.3%
		U.S. Treasury Bonds
	100	8.125%, 08/15/19	138,453
		U.S. Treasury Inflationary Bonds, TIPS
	99	2.625%, 07/15/17	113,148
		U.S. Treasury Notes
	4,800	4.875%, 01/31/09	4,929,000
	2,500	4.875%, 06/30/12	2,720,507

			7,901,108

		TOTAL UNITED STATES BONDS (cost $26,183,786)	26,898,867

		TOTAL LONG-TERM INVESTMENTS (cost $61,542,435)	67,089,367

		SHORT-TERM INVESTMENTS —5.3%
		U.S. TREASURY OBLIGATIONS —0.8%
		U.S. Treasury Bills(k)(n)
	270	2.955%, 03/13/08	269,065
	15	3.119%, 03/13/08	14,948

	40	3.144%, 03/13/08	39,862

		TOTAL U.S. TREASURY OBLIGATIONS (cost $323,895)	323,875

		COMMERCIAL PAPER —0.8%
		UBS Finance(n)
		(cost $300,000)
	300	3.02%, 02/01/08	300,000

SHARES
		AFFILIATED MONEY MARKET MUTUAL FUND —0.6%
	243,596	Dryden Core Investment Fund - Taxable Money Market Series (cost $243,596)(w)	243,596

CONTRACTS/ NOTIONAL AMOUNTS (000)#
		OUTSTANDING OPTIONS PURCHASED* —3.1%
		Call Options —3.1%
		2 Year Euro-Schatz Futures,
EUR	800	expiring 02/22/2008, Strike Price $106.10	59
EUR	1,900	expiring 02/22/2008, Strike Price $106.20	141
EUR	1,400	expiring 02/22/2008, Strike Price $107.00	104
EUR	2,300	expiring 02/22/2008, Strike Price $107.50	171
		5 Year Euro-Bobl Futures,
EUR	1,200	expiring 02/22/2008, Strike Price $115.25	89
EUR	500	expiring 02/22/2008, Strike Price $117.00	37
EUR	800	expiring 02/22/2008, Strike Price $117.50	59
		5 Year U.S. Treasury Note Futures,
	1,400	expiring 02/22/2008, Strike Price $120.00	219
	3,700	expiring 02/22/2008, Strike Price $126.00	578
	500	expiring 02/22/2008, Strike Price $126.50	78
	12,500	expiring 02/22/2008, Strike Price $127.00	1,953
		10 Year U.S. Treasury Note Futures,
	4,600	expiring 02/22/2008, Strike Price $136.00	719
		Currency Option on USD vs. BRL,
	1,900	expiring 02/21/2008 @ FX Rate 2.70	5,134
		Interest Rate Swap Option,
	1,900	expiring 02/29/2008 @ 4.25%	61,827
		Swap on 3 Month LIBOR,
	70	expiring 03/31/2008 @ 4.75%	25,522
	10,400	expiring 08/03/2009 @ 5.30%	350,644
	3,300	expiring 08/28/2009 @ 5.00%	93,687
	2,540	expiring 09/26/2008 @ 4.75%	623,439
		Swap on 6 Month EURIBOR,
EUR	2,100	expiring 09/14/2009 @ 4.00%	21,840

			1,186,300

		Put Options
		2 Year U.S. Treasury Note Futures,
	5,600	expiring 02/22/2008, Strike Price $103.50	437
	4,800	expiring 02/22/2008, Strike Price $104.75	375
		10 Year Euro-Bund Futures,
EUR	1,000	expiring 02/22/2008, Strike Price $105.50	149
EUR	1,200	expiring 02/22/2008, Strike Price $107.00	178
	600	expiring 02/22/2008, Strike Price $110.50	89
		10 Year U.S. Treasury Note Futures,
	2,000	expiring 02/22/2008, Strike Price $101.00	312
	2,500	expiring 02/22/2008, Strike Price $104.00	391
	1,000	expiring 02/22/2008, Strike Price $107.00	156
	8,800	expiring 02/22/2008, Strike Price $108.00	1,375
	1,400	expiring 05/23/2008, Strike Price $86.00	98
		20 Year U.S. Treasury Bond Futures,
	800	expiring 02/22/2008, Strike Price $105.00	125

		Eurodollar Futures,
	26,000	expiring 03/17/2008, Strike Price $93.00	163
	2,000	expiring 03/17/2008, Strike Price $93.25	13
		FNMA,
	2,000	expiring 02/05/2008, Strike Price $88.08	—
	8,100	expiring 03/05/2008, Strike Price $89.00	—
	3,000	expiring 03/05/2008, Strike Price $91.24	—
	1,000	expiring 03/05/2008, Strike Price $94.00	6
		Swap on 3 Month LIBOR,
GBP	11,500	expiring 03/19/2008, Strike Price $93.00	—

			3,867

		TOTAL OUTSTANDING OPTIONS PURCHASED (cost $256,535)	1,190,167

		TOTAL SHORT-TERM INVESTMENTS (cost $1,124,026)	2,057,638

		TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—177.6% (cost $62,666,461)(p)	69,147,005

PRINCIPAL AMOUNT (000)#
		SECURITIES SOLD SHORT —(19.3)%

		Foreign Government Bonds —(1.0)%
		United Kingdom Gilt
GBP	200	4.75%, 06/07/10	(401,901)

		U.S. Treasury Obligations —(18.3)%
		U.S. Treasury Notes,
	1,760	4.50%, 02/15/16	(1,888,563)
	100	4.50%, 05/15/17	(106,883)
	1,100	4.625%, 02/15/17	(1,185,766)
	2,500	4.875%, 06/30/12	(2,720,507)
	1,100	5.125%, 05/15/16	(1,226,070)

			(7,127,789)

		TOTAL SECURITIES SOLD SHORT (proceeds $7,349,459)	(7,529,690)

CONTRACTS/ NOTIONAL AMOUNTS (000)#
		OUTSTANDING OPTIONS WRITTEN* —(3.3)%

		Call Options —(3.3)%
		5 Year U.S. Treasury Notes Futures,
	2,000	expiring 02/22/2008, Strike Price $110.00	(60,313)
		10 Year U.S. Treasury Note Futures,
	400	expiring 02/22/2008, Strike Price $114.00	(11,625)
	400	expiring 02/22/2008, Strike Price $117.00	(4,375)
	300	expiring 02/22/2008, Strike Price $117.50	(2,625)
	300	expiring 02/22/2008, Strike Price $118.00	(2,062)
		Interest Rate Swap Option,
	3,000	expiring 03/04/2008 @ 5.25%	(224,869)
EUR	700	expiring 09/14/2009 @ 4.23%	(15,614)
		Swap on 3 Month LIBOR,
	2,000	expiring 02/01/2008 @ 4.90%	(122,941)
	300	expiring 03/31/2008 @ 4.95%	(18,836)
	8,300	expiring 09/26/2008 @ 4.95%	(464,333)
	4,500	expiring 08/03/2009 @ 5.50%	(285,916)
	600	expiring 08/28/2009 @ 5.32%	(38,002)
	500	expiring 08/28/2009 @ 5.32%	(31,667)

			(1,283,178)

		Put Options
		10 Year Euro-Bund Futures,
EUR	1,500	expiring 02/22/2008, Strike Price $113.00	(223)
EUR	400	expiring 02/22/2008, Strike Price $115.50	(1,665)
		10 Year U.S. Treasury Note Futures,
	400	expiring 02/22/2008, Strike Price $110.00	(63)
	600	expiring 02/22/2008, Strike Price $113.50	(750)

			(2,701)

		TOTAL OUTSTANDING OPTIONS WRITTEN (premiums received $337,282)	(1,285,879)

		TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT —155.0% (cost $54,979,720)	60,331,436
		Other liabilities in excess of other assets(x)—(55.0)%	(21,406,941)

		NET ASSETS —100%	$38,924,495

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
RUB	Russian Ruble
SGD	Singapore Dollar
*	Non-income producing security.
#	Principal/Notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $1,900,758. The aggregate value of $1,856,446 is approximately 4.8% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Portfolio’s investments was $62,678,540; accordingly, net unrealized appreciation on investments for federal income tax purposes was $6,468,465 (gross unrealized appreciation $6,663,485; gross unrealized depreciation $195,020). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Open futures contracts outstanding at January 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
3	3 Month EURO EURIBOR	Jun 08	$1,065,062	$1,071,150	$6,088
17	2 Year U.S. Treasury Note	Mar 08	3,578,235	3,624,719	46,484
183	10 Year U.S. Treasury Note	Mar 08	20,942,562	21,359,531	416,969
8	20 Year U.S. Treasury Note	Mar 08	944,750	954,500	9,750
5	10 Year EURO-SCHATZ	Mar 08	865,726	867,416	1,690

					480,981

Short Positions:
8	3 Month EURO EURIBOR	Mar 08	2,839,486	2,846,141	(6,655)
14	3 Month EURO EURIBOR	Dec 08	5,018,993	5,016,131	2,862
7	3 Month EURO EURIBOR	Mar 09	2,506,504	2,509,496	(2,992)
3	3 Month EURO	Dec 08	730,425	730,763	(338)
1	3 Month EURO	Sep 09	241,900	242,238	(338)
2	3 Month EURO	Dec 09	483,050	483,675	(625)
161	5 Year U.S. Treasury Note	Mar 08	17,660,016	18,193,000	(532,984)
64	EURO-SCHATZ	Mar 08	9,891,536	9,944,011	(52,475)
20	5 Year EURO-BOBL	Mar 08	3,253,035	3,288,138	(35,103)
5	10 Year LONG GILT	Mar 08	1,095,689	1,099,368	(3,679)

					(632,327)

					$(151,346)

Forward foreign currency exchange contracts outstanding at January 31, 2008:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 02/21/08	AUD	578	$500,639	$518,007	$17,368
Expiring 02/28/08	AUD	271	239,928	242,745	2,817
Brazilian Real,
Expiring 02/06/08	BRL	167	92,956	94,673	1,717
Expiring 03/04/08	BRL	1,044	536,143	590,442	54,299
Expiring 07/02/08	BRL	2,632	1,385,673	1,454,539	68,866
Expiring 12/02/08	BRL	116	62,693	61,885	(808)
Chinese Yuan,
Expiring 04/28/08	CNY	2,085	290,000	296,881	6,881
Danish Krone,
Expiring 06/06/08	DKK	114	22,516	22,715	199
Euro,
Expiring 02/26/08	EUR	18	26,401	26,743	342
Indian Rupee,
Expiring 05/12/08	INR	10,339	252,000	260,798	8,798
Expiring 08/12/08	INR	2,185	55,000	54,886	(114)
Japanese Yen,
Expiring 02/07/08	JPY	49,436	450,123	464,989	14,866
South Korean Won,
Expiring 05/30/08	KRW	223,834	242,787	236,577	(6,210)
Expiring 08/04/08	KRW	119,039	128,000	125,751	(2,249)
Malaysian Ringgit,
Expiring 05/12/08	MYR	2,465	739,458	760,927	21,469
Mexican Peso,
Expiring 03/13/08	MXN	3,323	295,298	305,614	10,316
Expiring 07/10/08	MXN	135	12,108	12,202	94
Philippine Peso
Expiring 05/19/08	PHP	3,833	95,000	93,847	(1,153)
Russian Ruble,
Expiring 07/10/08	RUB	354	14,000	14,382	382
Expiring 11/05/08	RUB	25,976	1,043,004	1,044,387	1,383
Singapore Dollar
Expiring 02/15/08	SGD	89	62,000	62,929	929
Expiring 05/22/08	SGD	24	17,000	17,101	101
Expiring 08/28/08	SGD	125	88,147	88,869	722

			$6,650,874	$6,851,889	$201,015

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 02/07/08	AUD	1,450	$1,240,258	$1,298,560	$(58,302)
Expiring 02/14/08	AUD	337	288,483	301,479	(12,996)
Brazilian Real,
Expiring 02/06/08	BRL	167	91,000	94,673	(3,673)
Expiring 03/04/08	BRL	1,044	586,661	590,442	(3,781)
Expiring 07/02/08	BRL	771	422,000	426,106	(4,106)
Expiring 12/02/08	BRL	167	88,580	88,953	(373)
Canadian Dollar,
Expiring 06/06/08	CAD	309	308,623	307,489	1,134

Chinese Yuan,
Expiring 04/28/08	CNY	2,085	293,862	296,881	(3,019)
Danish Krone,
Expiring 03/06/08	DKK	3,106	611,682	618,888	(7,206)
Euro,
Expiring 02/06/08	EUR	13,053	19,372,347	19,374,488	(2,141)
Expiring 02/26/08	EUR	149	219,923	221,519	(1,596)
Japanese Yen,
Expiring 02/04/08	JPY	10,649	99,330	100,135	(805)
Expiring 02/07/08	JPY	984,888	8,873,665	9,265,741	(392,076)
South Korean Won,
Expiring 05/30/08	KRW	116,915	128,000	123,572	4,428
Expiring 08/04/08	KRW	3,831	4,037	4,047	(10)
Mexican Peso,
Expiring 03/13/08	MXN	3,323	299,267	305,614	(6,347)
Expiring 07/10/08	MXN	178	16,000	16,130	(130)
New Zealand Dollar,
Expiring 12/14/08	NZD	27	20,552	21,008	(456)
British Pound,
Expiring 03/06/08	GBP	631	1,248,970	1,252,198	(3,228)
Russian Ruble,
Expiring 11/05/08	RUB	2,227	89,447	89,556	(109)
Expiring 11/19/08	RUB	18,032	727,605	724,175	3,430

			$35,030,292	$35,521,654	$(491,362)

Interest rate swap agreements outstanding at January 31, 2008:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(2)	06/18/38	$500,000	5.00%	3 month LIBOR	$(940)
Bank of America Securities LLC(2)	06/20/17	1,300,000	5.00%	3 month LIBOR	(67,824)
Barclays Capital(1)	06/18/13	600,000	4.00%	3 month LIBOR	14,232
Barclays Capital(1)	06/18/18	3,900,000	5.00%	3 month LIBOR	175,863
Barclays Capital(2)	12/18/15	21,200,000	5.00%	3 month LIBOR	(91,591)
Deutsche Bank(2)	06/20/14	200,000	5.00%	3 month LIBOR	(12,816)
Goldman Sachs & Co.(2)	06/20/14	1,600,000	5.00%	3 month LIBOR	(102,529)
Lehman Brothers(2)	06/20/14	4,200,000	5.00%	3 month LIBOR	(269,101)
Morgan Stanley Capital Services, Inc.(1)	06/18/18	1,400,000	5.00%	3 month LIBOR	66,894
Morgan Stanley Capital Services, Inc.(1)	06/18/13	4,300,000	4.00%	3 month LIBOR	147,541
Morgan Stanley Capital Services, Inc.(2)	06/18/38	1,000,000	5.00%	3 month LIBOR	(56,658)
Morgan Stanley Capital Services, Inc.(2)	06/18/10	7,175,000	4.00%	3 month LIBOR	(138,661)
Citigroup(1)	01/15/09	AUD 1,000,000	6.50%	3 month Australian Bank Bill rate	(6,503)
Deutsche Bank(1)	01/15/09	AUD 1,380,000	6.50%	3 month Australian Bank Bill rate	(8,936)
Morgan Stanley Capital Services, Inc.(1)	09/15/09	AUD 3,000,000	7.00%	3 month Australian Bank Bill rate	(10,320)
Credit Suisse International(2)	06/15/17	AUD 900,000	6.50%	6 month Australian Bank Bill rate	2,738
Deutsche Bank(1)	06/15/13	AUD 500,000	7.25%	6 month Australian Bank Bill rate	765
Deutsche Bank(1)	06/15/10	AUD 600,000	7.00%	6 month Australian Bank Bill rate	(4,773)
Deutsche Bank(1)	06/16/11	AUD 500,000	7.25%	6 month Australian Bank Bill rate	795
Deutsche Bank(2)	12/15/17	AUD 500,000	6.75%	6 month Australian Bank Bill rate	5,819
UBS AG(1)	06/16/11	AUD 1,900,000	7.25%	6 month Australian Bank Bill rate	2,055
Goldman Sachs & Co.(1)	01/02/12	BRL 3,400,000	10.15%	Brazilian interbank lending rate	(102,349)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL 900,000	10.12%	Brazilian interbank lending rate	(26,598)
UBS AG(1)	01/02/12	BRL 200,000	10.58%	Brazilian interbank lending rate	(4,621)
Barclays Capital(1)	09/19/12	EUR 2,200,000	5.00%	6 month EURIBOR	149,146
Credit Suisse International(2)	06/15/17	EUR 2,400,000	4.00%	6 month EURIBOR	108,038
Deutsche Bank(1)	12/15/11	EUR 300,000	4.00%	6 month EURIBOR	(638)
Deutsche Bank(1)	12/19/37	EUR 1,500,000	4.00%	6 month EURIBOR	29,069
Deutsche Bank(2)	03/19/38	EUR 600,000	5.00%	6 month EURIBOR	(55,115)
Deutsche Bank(2)	12/19/17	EUR 2,600,000	5.00%	6 month EURIBOR	(101,819)
Goldman Sachs & Co.(1)	09/19/09	EUR 8,000,000	4.00%	6 month EURIBOR	(145,106)
Goldman Sachs & Co.(1)	06/21/36	EUR 100,000	4.00%	6 month EURIBOR	(4,251)
Goldman Sachs & Co.(2)	12/15/11	EUR 1,500,000	5.00%	6 month EURIBOR	(35,695)
Goldman Sachs & Co.(2)	12/15/14	EUR 900,000	4.00%	6 month EURIBOR	17,474
Lehman Brothers(1)	03/19/10	EUR 1,300,000	4.50%	6 month EURIBOR	16,215
Morgan Stanley Capital Services, Inc.(1)	09/19/09	EUR 400,000	4.00%	6 month EURIBOR	(6,827)
Morgan Stanley Capital Services, Inc.(1)	03/19/10	EUR 2,200,000	4.50%	6 month EURIBOR	33,173
Morgan Stanley Capital Services, Inc.(1)	12/15/14	EUR 1,000,000	4.00%	6 month EURIBOR	13,739
Barclays Capital(1)	04/30/12	EUR 500,000	1.98%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(8,947)
Goldman Sachs & Co.(1)	06/15/12	EUR 300,000	2.08%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(3,567)
Barclays Capital(1)	09/15/10	GBP 1,600,000	5.00%	6 month LIBOR	(14,750)
Barclays Capital(1)	06/12/36	GBP 100,000	4.25%	6 month LIBOR	(8,199)
Barclays Capital(2)	06/18/34	GBP 100,000	5.00%	6 month LIBOR	15,615
Barclays Capital(2)	12/15/35	GBP 600,000	4.00%	6 month LIBOR	47,511
Citigroup(1)	03/20/13	GBP 100,000	5.00%	6 month LIBOR	4,578
Citigroup(2)	06/15/09	GBP 200,000	5.00%	6 month LIBOR	(666)
Deutsche Bank(1)	09/15/10	GBP 200,000	5.00%	6 month LIBOR	(944)
Deutsche Bank(1)	09/15/15	GBP 100,000	5.00%	6 month LIBOR	2,452
Deutsche Bank(1)	06/15/09	GBP 100,000	5.00%	6 month LIBOR	(522)
Goldman Sachs & Co.(1)	09/15/10	GBP 600,000	5.00%	6 month LIBOR	(5,930)
Goldman Sachs & Co.(1)	03/20/13	GBP 400,000	5.00%	6 month LIBOR	17,544
Goldman Sachs & Co.(1)	03/20/13	GBP 700,000	5.50%	6 month LIBOR	32,571
Goldman Sachs & Co.(1)	09/20/12	GBP 1,100,000	6.00%	6 month LIBOR	53,713
Goldman Sachs & Co.(1)	09/15/17	GBP 800,000	4.50%	6 month LIBOR	(3,580)
Goldman Sachs & Co.(2)	03/20/10	GBP 1,200,000	5.00%	6 month LIBOR	(2,293)
Morgan Stanley Capital Services, Inc.(1)	06/15/09	GBP 100,000	5.00%	6 month LIBOR	(453)
Morgan Stanley Capital Services, Inc.(1)	03/20/18	GBP 600,000	5.00%	6 month LIBOR	22,374
Morgan Stanley Capital Services, Inc.(2)	06/18/34	GBP 100,000	5.00%	6 month LIBOR	8,099
Barclays Capital(1)	03/18/09	JPY 410,000,000	1.00%	6 month LIBOR	12,345
Barclays Capital(2)	06/20/17	JPY 70,000,000	2.00%	6 month LIBOR	(7,948)
Deutsche Bank(1)	12/20/12	JPY 80,000,000	1.50%	6 month LIBOR	6,334
Deutsche Bank(2)	12/20/27	JPY 40,000,000	2.50%	6 month LIBOR	(12,344)
Goldman Sachs & Co.(2)	06/20/10	JPY 150,000,000	2.00%	6 month LIBOR	(31,007)
Goldman Sachs & Co.(2)	06/20/17	JPY 200,000,000	2.00%	6 month LIBOR	(22,410)
Goldman Sachs & Co.(2)	06/20/36	JPY 40,000,000	3.00%	6 month LIBOR	(29,655)
Morgan Stanley Capital Services, Inc.(1)	12/20/12	JPY 150,000,000	1.50%	6 month LIBOR	12,215
Morgan Stanley Capital Services, Inc.(2)	09/27/16	JPY 100,000,000	1.98%	6 month LIBOR	(42,416)
Morgan Stanley Capital Services, Inc.(2)	06/20/36	JPY 60,000,000	2.50%	6 month LIBOR	(17,835)
UBS AG(1)	06/20/15	JPY 260,000,000	1.50%	6 month LIBOR	27,967
UBS AG(1)	12/20/12	JPY 190,000,000	1.50%	6 month LIBOR	15,505
UBS AG(2)	06/20/36	JPY 30,000,000	2.50%	6 month LIBOR	(3,054)

					$(407,812)

(1)    Porfolio pays the floating rate and receives the fixed rate.

(2)    Portfolio pays the fixed rate and receives the floating rate.

#       Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at January 31, 2008:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Credit Suisse International(2)	03/20/11	$100,000	0.16%	Avon Products, 5.125%, due 01/15/11	$102
Deutsche Bank(1)	06/20/08	200,000	0.16%	Bear Stearns Co., 5.30%, due 10/30/15	(2,449)
Deutsche Bank(1)	06/20/08	100,000	0.16%	Bear Stearns Co., 5.30%, due 10/30/15	(1,225)
Morgan Stanley Capital Services, Inc.(2)	03/20/11	100,000	0.20%	Cox Communications, Inc., 6.75%, due 03/15/11	1,617
Bank of America Securities LLC(2)	06/20/17	100,000	0.48%	Diamond Offshore Drilling, 4.875%, due 07/01/15	845
Deutsche Bank(1)	06/20/12	100,000	4.22%	Dow Jones CDX HY8 Index	2,695
Merrill Lynch & Co.(1)	06/20/12	100,000	3.88%	Dow Jones CDX HY8 Index	585
Goldman Sachs & Co.(2)	06/20/12	5,100,000	0.23%	Dow Jones CDX IG8 Index	97,004
Barclays Capital(2)	06/20/17	800,000	0.60%	Dow Jones CDX IG8 Index	24,034
Merrill Lynch & Co.(2)	06/20/15	100,000	0.52%	Exelon Corp., 4.90%, due 06/15/15	2,847
Morgan Stanley Capital Services, Inc.(2)	06/20/09	100,000	0.23%	Federated Department Stores, Inc., 6.30%, due 04/01/09	1,307
Lehman Brothers(2)	06/20/10	100,000	2.31%	Ford Motor Credit Co., 7.875%, due 06/15/10	9,272
Morgan Stanley Capital Services, Inc.(2)	06/20/10	100,000	0.17%	Glitnir Banki, 5.44%,(3) due 04/20/10	9,438
Bank of America Securities LLC(2)	06/20/12	100,000	0.46%	GlobalSantaFe Corp., 5.00%, due 02/15/13	(714)
UBS AG(2)	06/20/16	100,000	0.31%	Goldman Sachs Group, Inc., 5.25%, due 06/01/16	3,224
Deutsche Bank(1)	06/20/08	100,000	0.12%	Goldman Sachs Group, Inc., 6.60%, due 01/15/12	(307)
Credit Suisse International(2)	03/20/12	100,000	0.45%	iStar Financial, Inc., 5.15%, due 03/01/12	14,607
JPMorgan Chase(2)	03/20/11	100,000	0.28%	Johnson Controls, Inc., 5.25%, due 01/15/11	836
Deutsche Bank(1)	06/20/08	200,000	0.16%	Lehman Brothers Holdings, 6.625%, due 01/18/12	(1,395)
Lehman Brothers(2)	06/20/17	100,000	1.02%	MeadWestvaco Corp., 6.85%, due 04/01/12	413
Bank of America Securities LLC(1)	06/20/08	100,000	0.15%	Merrill Lynch & Co., 6.00%, due 02/17/09	(612)
Deutsche Bank(1)	06/20/08	200,000	0.14%	Merrill Lynch & Co., 6.00%, due 02/17/09	(1,239)
Deutsche Bank(1)	06/20/08	200,000	0.14%	Morgan Stanley, 6.60%, due 04/01/12	(908)
Barclays Capital(2)	06/20/11	100,000	0.21%	National Grid PLC, 5.00%, due 07/02/18	1,126
Citigroup(2)	06/20/10	100,000	0.13%	Newell Rubbermaid, Inc., 4.00%, due 05/01/10	733
Goldman Sachs & Co.(1)	05/20/12	100,000	0.82%	OJSC Russian Agriculture Bank, 6.875%, due 11/29/10	(7,425)
JPMorgan Chase(2)	09/20/11	100,000	0.93%	Sabre Holding Corp., 7.35%, due 08/01/11	15,810
Merrill Lynch & Co.(2)	03/20/12	100,000	0.46%	Sprint Capital Corp., 8.375%, due 03/15/12	8,348
Bear Stearns International Ltd.(2)	06/20/11	100,000	0.47%	Viacom, Inc., 5.75%, due 04/30/11	1,213
Morgan Stanley Capital Services, Inc.(2)	06/20/17	100,000	0.99%	Weyerhaeuser Co., 6.75%, due 03/15/12	3,772
Citigroup(1)	03/20/09	100,000	4.30%	SLM Corp., 5.125%, due 08/27/12	298

Goldman Sachs & Co.(1)	03/20/09	100,000	3.30%	SLM Corp., 5.125%, due 08/27/12	(823)
Lehman Brothers(1)	03/20/09	100,000	9.50%	GMAC LLC, 6.875%, due 08/28/12	1,846
Goldman Sachs & Co.(1)	03/20/13	1,100,000	0.27%	Kingdom of Spain, 5.50%, due 07/30/17	(2,205)
Goldman Sachs & Co.(2)	03/20/18	100,000	1.21%	Target Corp., 6.00%, due 01/15/18	(1,570)

					$ 181,100

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(3)	Variable rate, displayed rate is as of 01/31/08.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

The industry classification of investments and other liabilities in excess of other assets as a percentage of net assets as of January 31, 2008 were as follows:

Foreign Bonds	103.2%
U.S. Government Mortgage Backed Obligations	25.3
U.S. Treasury Obligations	21.1
Asset Backed Securities	5.5
Diversified Financial Services	5.5
Collateralized Mortgage Obligations	4.4
Outstanding Options Purchased	3.1
Banks	2.5
Insurance	1.0
Sovereign Issue	0.9
Retail	0.8
Commercial Paper	0.8
Affiliated Money Market Mutual Fund	0.6
Media	0.5
Housewares	0.3
Cosmetics & Personal Care	0.3
Auto Parts & Equipment	0.3
Telecommunications	0.3
U.S. Government Agency Obligations	0.2
Pipelines	0.2
Real Estate Investment Trust	0.2
Leisure	0.2
Commercial Banks	0.2
Electric	0.2

177.6
Written Options and Securities Sold Short	(22.6)
Other liabilities in excess of other assets	(55.0)

100.0%

TOTAL RETURN BOND PORTFOLIO

Schedule of Investments

As of January 31, 2008 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS —151.0%

		ASSET-BACKED SECURITIES —0.6%
		Bear Stearns Second Lien Trust, (original cost $717,812; purchased 01/15/08)
		Series 2007-SV1A, Class A1(f)(g)
Aaa	$889	3.596%(c), 12/25/36	$717,812
		Structured Asset Securities Corp.,
		Series 2005-7XS, Class 2A1A
Aaa	740	4.90%(c), 04/25/35	732,070

		TOTAL ASSET-BACKED SECURITIES (cost $1,452,142)	1,449,882

		BANK NOTES —2.2%
		Chrysler Finco Term (original cost $4,548,600; purchased 11/28/07)(f)(g)
B+(d)	4,788	8.99%, 08/03/12	4,284,063
		Ford Motor Co., Term B Notes (original cost $595,000; purchased 12/12/06)(f)(g)
B+(d)	596	8.00%(c), 11/29/13	519,709
		TXU Corp. Term B3 (original cost $582,000; purchased 01/16/08)(f)(g)
B+(d)	600	8.40%, 10/10/14	552,886

		TOTAL BANK NOTES (cost $5,734,161)	5,356,658

		COLLATERALIZED MORTGAGE OBLIGATIONS —1.4%
		American Housing Trust,
		Series I, Class 5
AAA(d)	2	8.625%, 08/25/18	2,082
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2002-11, Class 1A1
Aaa	112	5.608%(c), 02/25/33	113,000
		Series 2005-4, Class 23A2
Aaa	435	5.368%(c), 05/25/35	429,807
		Citigroup Mortgage Loan Trust, Inc.,
		Series 2005-6, Class A2
Aaa	697	4.248%(c), 08/25/35	699,610
		Indymac Adjustable Rate Mortgage Trust,
		Series 2001-H2, Class A1
Aaa	4	6.452%(c), 01/25/32	4,293
		Merrill Lynch Mortgage Investors, Inc.,
		Series 2005-A10, Class A
Aaa	342	3.586%(c), 02/25/36	319,378
		Residential Funding Mortgage Securities I,
		Series 2003-S9, Class A1
Aaa	70	6.50%, 03/25/32	71,135
		Washington Mutual, Inc.,
		Series 2003-R1, Class A1
Aaa	1,697	3.916%(c), 12/25/27	1,621,852

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $3,339,254)	3,261,157

		CORPORATE BONDS —25.9%
		Aerospace —0.1%
		Goodrich (BF) Corp.,
		Sr. Unsec’d Notes
Baa2	200	6.29%, 07/01/16	213,418

		Airlines —0.2%
		United Air Lines, Inc., Equipment Trust(g)(i)
NR	982	10.85%, 02/19/15	472,675

		Automobile Manufacturers —0.2%
		DaimlerChrysler NA Holding Corp.,
		Gtd. Notes, MTN
A3	400	5.75%, 09/08/11	416,013

		Automotive Parts —0.5%
		Autozone, Inc.,
		Sr. Notes
Baa2	1,100	6.95%, 06/15/16	1,183,525

		Diversified Financial Services —0.8%
		General Electric Capital Corp. (original cost $1,996,178, purchased 08/30/07),
		Sub. Notes (United Kingdom)(f)(g)
Aa1	1,000	6.50%(c), 09/15/36	1,932,668

		Electronic Components
		General Electric Co.,
		Sr. Unsec’d. Notes
Aaa	100	5.25%, 12/06/17	100,880

		Financial - Bank & Trust —7.8%
		Bank of America Corp.,
		Notes
Aa3	7,100	8.00%, 12/29/49	7,375,125
		Sr. Unsec’d. Notes
Aa1	1,200	4.637%(c), 10/14/16	1,137,748
		Barclays Bank PLC, (original cost $5,661,639, purchased 12/07/07)
		Sub. Notes, 144A (United Kingdom)(f)(g)
Aa2	5,700	6.05%, 12/04/17	5,873,063
		Goldman Sachs Group, Inc. (The),
		Sub. Notes
A1	500	6.75%, 10/01/37	490,525
		Lehman Brothers Holdings, Inc.,
		Sr. Unsec’d. Notes, MTN
A1	3,500	5.625%, 01/24/13	3,545,217
		VTB Capital SA, (original cost $400,000, purchased 10/27/06)
		Sr. Notes, 144A(f)(g)
A2	400	5.494%(c), 08/01/08	398,000

			18,819,678

		Financial Services —6.2%
		CitiFinancial, Inc.,
		Unsec’d. Notes
Aa3	400	6.625%, 06/01/15	428,375
		Ford Motor Credit Co. LLC,
		Notes
B1	1,100	7.00%, 10/01/13	922,152
		General Electric Capital Corp.,
		Sr. Unsec’d. Notes
Aaa	2,300	5.875%, 01/14/38	2,247,643
		Sr. Unsec’d. Notes, MTN
Aaa	3,300	3.244%(c), 10/24/08	3,294,911
		General Motors Acceptance Corp.,
		Sr. Unsec’d. Notes
B1	1,000	8.00%, 11/01/31	828,759
		Morgan Stanley,
		Sr. Unsec’d. Notes, MTN
Aa3	1,800	5.75%, 10/18/16	1,798,949
		Pearson Dollar Finance PLC, (original cost $4,274,340, purchased 01/14/08)
		Gtd. Notes, 144A (United Kingdom)(f)(g)
Baa1	4,200	5.70%, 06/01/14	4,292,068
		Pemex Project Funding Master Trust,
		Gtd. Notes
Baa1	60	9.125%, 10/13/10	67,110
		Unicredit Luxembourg Finance SA, (original cost $1,000,000, purchased 10/17/06)
		Gtd. Notes, 144A (Luxembourg)(f)(g)
Aa2	1,000	3.768%(c), 10/24/08	998,297

			14,878,264

		Food —0.3%
		General Mills, Inc.,
		Sr. Unsec’d. Notes
Baa1	800	4.024%(c), 01/22/10	778,479

		Healthcare Services —1.5%
		Amgen, Inc., (original cost $3,600,000, purchased 05/24/07)
		Sr. Unsec’d. Notes, 144A(f)(g)
A2	3,600	5.133%(c), 11/28/08	3,598,776

		Insurance —0.6%
		American International Group, Inc.,
		Sr. Unsec’d. Notes, MTN
Aa2	1,400	5.85%, 01/16/18	1,403,636

		Oil, Gas & Consumable Fuels —0.3%
		Transocean, Inc.,
		Sr. Unsec’d. Notes
Baa2	800	5.341%(c), 09/05/08	797,311

		Paper & Forest Products —1.4%
		International Paper Co.,
		Sr. Unsec’d. Notes
Baa3	3,600	5.25%, 04/01/16	3,486,103

		Pipelines —0.2%
		El Paso Corp.,
		Sr. Unsec’d. Notes, MTN
Ba3	400	7.80%, 08/01/31	397,778

		Printing & Publishing —0.4%
		Donnelley (R.R.) & Sons Co.,
		Sr. Unsec’d. Notes
Baa2	1,000	6.125%, 01/15/17	992,161

		Real Estate Investment Trusts —0.1%
		iStar Financial, Inc.,
		Sr. Unsec’d. Notes
Baa2	200	5.80%, 03/15/11	178,687

		Retail & Merchandising —0.9%
		Limited Brands, Inc.,
		Sr. Unsec’d. Notes
Baa3	1,900	6.90%, 07/15/17	1,812,621
		Target Corp.,
		Sr. Unsec’d. Notes
A2	300	7.00%, 01/15/38	313,550

			2,126,171

		Telecommunications —3.3%
		BellSouth Corp.,
		Sr. Unsec’d. Notes
A2	800	4.969%(c), 08/15/08	799,179
		BellSouth Corp. (original cost $1,681,844, purchased 04/18/07)
		Sr. Unsec’d. Notes, 144A(f)(g)
A2	1,700	4.24%, 04/26/21	1,700,709
		Embarq Corp.,
		Sr. Unsec’d. Notes
Baa3	1,600	6.738%, 06/01/13	1,641,461
Baa3	1,000	7.082%, 06/01/16	1,012,123
		Qwest Corp.,
		Debs.
Ba1	250	7.50%, 06/15/23	235,625
		Sr. Notes
Ba1	1,500	7.625%, 06/15/15	1,511,250
		Sprint Capital Corp.,
		Gtd. Notes
Baa3	1,000	8.375%, 03/15/12	1,039,363

			7,939,710

		Tobacco —0.3%
		Reynolds American, Inc.,
		Sr. Sec’d. Notes
Ba1	750	7.625%, 06/01/16	794,291

			Transportation —0.7%
			CSX Corp.,
			Sr. Unsec’d. Notes
Baa3		1,600	6.25%, 03/15/18	1,631,312

			Utilities —0.1%
			Edison Mission Energy,
			Sr. Unsec’d. Notes
B1		300	7.00%, 05/15/17	291,750

			TOTAL CORPORATE BONDS (cost $62,673,978)	62,433,286

			FOREIGN GOVERNMENT BONDS —3.6%
			Deutsche Bundesrepublik
Aaa	EUR	1,300	6.25%, 01/04/30	2,411,638
			France Government Bond
Aaa	EUR	1,300	5.75%, 10/25/32	2,280,619
			Republic of Brazil
Ba1	BRL	2,200	12.50%, 01/05/22	1,372,655
			Republic of Panama
Ba1		300	8.875%, 09/30/27	376,500
Ba1		450	9.375%, 07/23/12	526,950
			United Kingdom Treasury Gilt
Aaa	GBP	700	4.25%, 03/07/11	1,389,825
Aaa	GBP	200	5.75%, 12/07/09	407,890

			TOTAL FOREIGN GOVERNMENT BONDS (cost $8,264,647)	8,766,077

			MUNICIPAL BONDS —0.9%
			Georgia —0.2%
			Georgia State Road & Tollway Authority Revenue, Governors Transportation Choices, Revenue Bonds
Aaa		500	5.00%, 03/01/21	525,765

			New York —0.7%
			New York City Trust For Cultural Resources, Museum of Modern Art, Revenue Bonds
Aaa		1,500	5.125%, 07/01/31	1,533,990

			TOTAL MUNICIPAL BONDS (cost $1,939,339)	2,059,755

			U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS —91.8%
			Federal Home Loan Mortgage Corp.
		56	4.359%(c), 09/01/35	55,300
		1,707	5.00%, 09/01/35	1,699,871
		4,013	5.50%, 06/01/29-12/01/37	4,063,206
		2,000	5.50%, TBA	2,024,376
		83	6.00%, 09/01/22	85,850
		41	7.259%(c), 01/01/24	41,918
		56	7.50%, 09/01/16-07/01/17	60,878
		—(r)	9.25%, 01/01/10	148
			Federal National Mortgage Assoc.
		13,652	4.00%, 08/01/18-06/01/19	13,474,077
		8,309	4.50%, 06/01/34-09/01/35	8,075,757
		2,000	4.50%, TBA	2,001,250
		336	4.533%(c), 12/01/34	340,864
		10,314	5.00%, 01/01/19-02/01/36	10,279,341
		1,000	5.00%, TBA	995,625
		44,970	5.50%, 07/01/32-10/01/37	45,594,167
		8,000	5.50%, TBA	8,092,496
		99	5.641%(c), 05/01/36	100,033
		22,539	6.00%, 11/01/16-12/01/37	23,136,305
		22,000	6.00%, TBA	22,559,695
		172	6.50%, 04/01/21-09/01/21	179,197
		17,100	6.50%, TBA	17,746,585
		133	6.53%(c), 01/01/20	134,875
			Government National Mortgage Assoc.

	1,100	5.00%, 04/15/35-11/15/35	1,102,581
	23,667	5.50%, 12/15/35-12/15/37	24,143,628
	8,000	5.50%, TBA	8,155,000
	75	5.625%, 07/20/22-07/20/27	75,547
	16,000	6.00%, TBA	16,520,000
	1,840	6.00%, 06/15/36-08/15/37	1,900,604
	110	6.125%, 10/20/26-11/20/29	111,795
	120	6.375%, 02/20/17-02/20/26	121,943
	8,000	6.50%, TBA	8,327,504
	63	8.50%, 06/15/30-08/20/30	69,276

		TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $217,197,480)	221,269,692

		U.S. TREASURY OBLIGATIONS —24.6%
		U.S. Treasury Bonds
	500	4.75%, 02/15/37	532,656
	21,900	5.00%, 05/15/37	24,255,958
	2,900	6.75%, 08/15/26	3,790,164
	900	8.125%, 08/15/19	1,246,078
		U.S. Treasury Inflationary Bonds, TIPS
	2,500	1.75%, 01/15/28, RBB	2,528,784
	3,600	2.00%, 07/15/14, RBB	4,195,471
	3,500	2.375%, 04/15/11, RBB	4,092,500
	600	2.50%, 07/15/16, RBB	690,896
		U.S. Treasury Notes
	1,900	3.75%, 05/15/08	1,909,204
	7,100	4.25%, 11/15/17	7,456,108
	3,100	4.75%, 08/15/17	3,374,641
	2,500	5.125%, 06/30/11	2,719,140
	1,100	5.125%, 05/15/16	1,226,070
		U.S. Treasury Strips, PO
	2,500	7.25%, 02/15/22	1,340,330

		TOTAL U.S. TREASURY OBLIGATIONS (cost $58,787,114)	59,358,000

		TOTAL LONG-TERM INVESTMENTS (cost $359,388,115)	363,954,507

		SHORT-TERM INVESTMENTS —9.2%

SHARES
		AFFILIATED MONEY MARKET MUTUAL FUND —3.1%
	7,388,911	Dryden Core Investment Fund - Taxable Money Market Series (cost $7,388,911)(w)	7,388,911

NOTIONAL AMOUNTS (000)
		OUTSTANDING OPTIONS PURCHASED* —3.0%

		Call Options —2.9%
		2 Year U.S. Treasury Note Futures,
	22,600	expiring 02/22/2008, Strike Price $112.00	1,766
		5 Year U.S. Treasury Note Futures,
	17,300	expiring 02/22/2008, Strike Price $123.00	2,703
	20,000	expiring 02/22/2008, Strike Price $125.00	3,125
		20 Year U.S. Treasury Bond Futures,
	15,400	expiring 02/22/2008, Strike Price $137.00	2,406
	35,900	expiring 02/22/2008, Strike Price $139.00	5,609
	2,100	expiring 02/22/2008, Strike Price $140.00	328
		Currency Option EUR vs. USD,
EUR	1,100	expiring 05/21/2010 @ FX Rate 1.38	137,167
EUR	3,000	expiring 05/21/2010 @ FX Rate 1.38	374,091
		Currency Option USD vs. JPY,
	2,400	expiring 09/16/2008 @ FX Rate 118.00	2,662

	1,400	expiring 03/31/2010 @ FX Rate 104.65	54,398
		Eurodollar Futures,
	197,000	expiring 03/17/2008, Strike Price $95.00	1,031,788
		Swap on 3 Month LIBOR,
	39,400	expiring 09/19/2008 @ 4.55%	1,151,000
	25,600	expiring 09/26/2008 @ 4.75%	835,082
	21,900	expiring 12/15/2008 @ 5.55%	979,095
	34,000	expiring 12/19/2008 @ 4.50%	890,642
	18,000	expiring 12/31/2008 @ 3.75%	270,362
	2,400	expiring 09/08/2009 @ 4.75%	59,085
		Swap on 6 Month LIBOR,
EUR	93,200	expiring 04/20/2009 @ 4.18%	1,233,186

			7,034,495

		Put Options —0.1%
		10 U.S. Treasury Bond Futures,
	28,100	expiring 02/22/2008, Strike Price $103.00	4,391
	5,000	expiring 02/22/2008, Strike Price $109.50	781
		Currency Option EUR vs. USD,
EUR	1,100	expiring 05/21/2010 @ FX Rate 1.38	45,102
EUR	3,000	expiring 05/21/2010 @ FX Rate 1.38	123,005
		Currency Option USD vs. JPY,
	1,400	expiring 03/31/2010 @ FX Rate 104.65	91,277
		Eurodollar Futures,
	275,000	expiring 03/17/2008, Strike Price $91.75	1,719
	100,000	expiring 03/17/2008, Strike Price $92.25	625
	183,000	expiring 03/17/2008, Strike Price $92.50	1,144
		FNMA,
	13,000	expiring 02/05/2008, Strike Price $91.00	—
	7,500	expiring 03/05/2008, Strike Price $90.00	—
	6,000	expiring 04/07/2008, Strike Price $80.00	—
	2,000	expiring 04/07/2008, Strike Price $86.00	22
	7,000	expiring 04/07/2008, Strike Price $86.00	147
	4,000	expiring 04/07/2008, Strike Price $91.00	96
	3,000	expiring 04/07/2008, Strike Price $95.00	30
		GNMA,
	1,000	expiring 02/13/2008, Strike Price $86.00	—
	6,000	expiring 02/13/2008, Strike Price $91.00	—
	8,000	expiring 03/13/2008, Strike Price $85.00	—
	5,000	expiring 03/13/2008, Strike Price $90.00	—
	2,500	expiring 03/13/2008, Strike Price $91.00	—
	11,000	expiring 04/14/2008, Strike Price $96.00	121
		Swap on 3 Month LIBOR,
GBP	108,500	expiring 06/18/2008, Strike Price $92.50	—
GBP	28,500	expiring 03/19/2008, Strike Price $93.00	—

			268,460

		TOTAL OUTSTANDING OPTIONS PURCHASED (cost $2,522,572)	7,302,955

		COMMERCIAL PAPER(n) —2.3%
		Federal Home Loan Bank
	3,000	1.70%, 02/01/08	3,000,000
		UBS Finance
	2,600	3.02%, 02/01/08	2,600,000

		TOTAL COMMERCIAL PAPER (cost $5,600,000)	5,600,000

		U.S. TREASURY OBLIGATIONS(k)(n)—0.8%
		U.S. Treasury Bills
	90	2.85%, 03/13/08	89,688
	140	2.933%, 02/28/08	139,696
	1,575	2.955%, 03/13/08	1,569,547
	70	3.005%, 03/13/08	69,758

	25	3.119%, 03/13/08	24,913

		TOTAL U.S. TREASURY OBLIGATIONS (cost $1,893,771)	1,893,602

		TOTAL SHORT-TERM INVESTMENTS (cost $17,405,254)	22,185,468

		TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT(p)—160.2% (cost $376,793,369)	386,139,975

PRINCIPAL AMOUNT (000)#
		SECURITIES SOLD SHORT —(20.7)%

		U.S. Government Mortgage Backed Obligations —(3.0)%
		Federal National Mortgage Assoc.
	$7,000	5.00%, TBA	(6,969,375)
		Government National Mortgage Assoc.
	205	5.00%, TBA	(205,387)

			(7,174,762)

		U.S. Treasury Obligations —(17.7)%

		U.S. Treasury Bonds
	1,400	5.375%, 02/15/31	(1,604,423)
		U.S. Treasury Notes
	2,100	3.625%, 05/15/13	(2,176,616)
	8,800	4.125%, 05/15/15	(9,245,500)
	9,000	4.25%, 11/15/17	(9,451,404)
	500	4.75%, 05/15/14	(547,227)
	3,000	4.75%, 08/15/17	(3,265,782)
	9,000	4.875%, 04/30/11	(9,696,798)
	6,150	4.875%, 07/31/11	(6,644,884)

			(42,632,634)

		TOTAL SECURITIES SOLD SHORT (proceeds received $49,827,790)	(49,807,396)

NOTIONAL AMOUNTS (000)
		OUTSTANDING OPTIONS WRITTEN* —(1.7)%
		Call Options —(1.7)%
		Swap on 3 Month LIBOR,
	13,100	expiring 09/19/2008 @ 5.05%	(818,858)
	11,100	expiring 09/26/2008 @ 4.95%	(620,483)
	7,300	expiring 12/15/2008 @ 5.75%	(692,239)
	11,400	expiring 12/19/2008 @ 5.00%	(648,806)
	6,000	expiring 12/31/2008 @ 5.22%	(399,760)
	900	expiring 09/08/2009 @ 5.15%	(50,642)
		Swap on 6 Month LIBOR,
EUR	30,100	expiring 04/20/2009 @ 4.44%	(935,869)

			(4,166,657)

		Put Options
		Currency Option USD vs. JPY,
	1,200	expiring 09/16/2008 @ FX Rate 100.00	(21,463)

TOTAL OUTSTANDING OPTIONS WRITTEN (premiums received $1,657,086)	(4,188,120)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—137.8% (cost $325,308,493)	332,144,459
Other Liabilities in excess of other assets(x)—(37.8)%	(91,100,593)

NET ASSETS —100%	$241,043,866

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
RRB	Real Return Bonds
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Francs
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexico Peso
RUB	Russian Ruble
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The ratings reflected are as of January 31, 2008. Ratings of certain bonds may have changed subsequent to that date.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $25,057,413. The aggregate value of $24,868,051 is approximately 10.3% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Portfolio’s investments was $376,671,896; accordingly, net unrealized appreciation on investments for federal income tax purposes was $9,468,079 (gross unrealized appreciation - $11,465,082; gross unrealized depreciation - $1,997,003). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(r)	Less than $1,000 par.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open futures contracts outstanding at January 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
604	10 Year U.S. Treasury Notes	Mar 08	$69,268,625	$70,498,125	$1,229,500
50	10 Year U.S. Treasury Notes	Jun 08	5,800,781	5,800,781	—
236	90 Day Euro Dollar	Dec 08	56,462,337	57,486,650	1,024,313
16	90 Day Euro Dollar	Jun 09	3,818,800	3,882,600	63,800
22	90 Day Euro Dollar	Sep 09	5,251,125	5,329,225	78,100
22	90 Day Euro Dollar	Dec 09	5,245,350	5,320,425	75,075
9	90 Day EURIBOR	Jun 08	3,222,256	3,213,449	(8,807)
24	90 Day Sterling	Mar 08	5,625,718	5,642,300	16,582
182	90 Day Sterling	Jun 08	43,158,407	42,950,306	(208,101)
118	90 Day Sterling	Sep 08	27,763,458	27,923,163	159,705
203	90 Day Sterling	Dec 08	47,669,200	48,107,948	438,748
23	90 Day Sterling	Jun 09	5,367,757	5,454,656	86,899

					2,955,814

Short Positions:
33	10 Year Euro-Bund	Mar 08	$5,684,715	$5,724,945	$(40,230)
113	2 Year U.S. Treasury Notes	Mar 08	23,691,156	24,093,719	(402,563)
373	5 Year U.S. Treasury Notes	Mar 08	40,994,219	42,149,000	(1,154,781)
610	20 Year U.S. Treasury Bonds	Mar 08	71,388,031	72,780,625	(1,392,594)
13	90 Day Euro Dollar	Sep 08	3,160,300	3,170,538	(10,238)

					(3,000,406)

					$(44,592)

Forward foreign currency exchange contracts outstanding at January 31, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 02/21/08	AUD	70	$61,360	$62,599	$1,239
Brazilian Real,
Expiring 07/02/08	BRL	4,765	2,373,916	2,633,653	259,737
Chinese Yuan,
Expiring 02/27/08	CNY	10,838	1,500,000	1,518,825	18,825
Expiring 07/02/08	CNY	29,040	4,000,000	4,199,263	199,263
Euros,
Expiring 06/26/08	EUR	49	71,868	72,800	932
Indian Rupee,
Expiring 05/12/08	INR	213,074	5,175,446	5,374,882	199,436
Japanese Yen,
Expiring 02/07/08	JPY	548,098	4,937,864	5,156,460	218,596
Mexican Peso,
Expiring 03/13/08	MXP	8,367	734,001	769,397	35,396
Russian Ruble,
Expiring 07/10/08	RUB	144,689	5,708,324	5,871,403	163,079
Expiring 11/19/08	RUB	22,054	889,087	885,675	(3,412)
South Korean Won,
Expiring 08/04/08	KRW	975,734	1,056,711	1,030,756	(25,955)
Expiring 08/07/08	KRW	529,672	572,000	559,534	(12,466)
Swiss Franc,
Expiring 03/06/08	CHF	929	828,170	860,190	32,020

			$27,908,747	$28,995,437	$1,086,690

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 02/28/08	AUD	100	$88,580	$89,363	$(783)
Brazilian Real,
Expiring 07/02/08	BRL	2,479	1,363,000	1,370,001	(7,001)
Euros,
Expiring 02/26/08	EUR	3,290	4,866,932	4,888,036	(21,104)
Indian Rupee,
Expiring 05/12/08	INR	118,147	2,982,000	2,980,301	1,699
Japanese Yen,
Expiring 02/07/08	JPY	277,471	2,588,000	2,609,160	(21,160)
Mexican Peso,
Expiring 03/13/08	MXP	8,367	757,861	769,396	(11,535)
Pound Sterling,
Expiring 03/06/08	GBP	2,887	5,714,384	5,729,152	(14,768)
Russian Ruble,
Expiring 07/10/08	RUB	88,157	3,584,000	3,577,390	6,610

			$21,944,757	$22,012,799	($68,042)

Interest rate swap agreements outstanding at January 31, 2008:

Counter Party	Termination Date	Notional Amount#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America, N.A.(1)	06/15/35	$900,000	6.00%	3 Month LIBOR	164,084
Bank of America, N.A.(1)	06/18/18	8,200,000	5.00%	3 Month LIBOR	8,379
Bank of America, N.A.(2)	06/20/22	100,000	5.00%	3 Month LIBOR	(8,305)
Bank of America, N.A.(2)	06/18/23	5,700,000	5.00%	3 Month LIBOR	187,045
Bank of America, N.A.(2)	06/18/10	86,000,000	4.00%	3 Month LIBOR	(162,207)
Citigroup(2)	06/20/17	2,500,000	5.00%	3 Month LIBOR	(150,163)
Citigroup(2)	06/18/23	5,700,000	5.00%	3 Month LIBOR	174,862
Deutsche Bank(1)	06/18/15	3,600,000	5.00%	3 Month LIBOR	98,294
Deutsche Bank(2)	06/18/38	5,900,000	5.00%	3 Month LIBOR	(332,698)
Lehman Brothers(2)	06/18/23	2,900,000	5.00%	3 Month LIBOR	(34,271)
Merrill Lynch & Co.(1)	12/17/10	5,700,000	4.00%	3 Month LIBOR	74,818
Merrill Lynch & Co.(2)	01/23/09	1,800,000	4.50%	3 Month LIBOR	108,987
Morgan Stanley & Co.(1)	06/18/18	5,700,000	5.00%	3 Month LIBOR	16,939
Morgan Stanley & Co.(1)	06/18/13	20,100,000	4.00%	3 Month LIBOR	611,917
Morgan Stanley & Co.(1)	06/18/13	40,300,000	4.00%	3 Month LIBOR	1,420,946
Morgan Stanley & Co.(2)	06/18/10	24,100,000	4.00%	3 Month LIBOR	(43,534)
Citigroup(1)	04/15/09	AUD 9,900,000	7.00%	3 month Australian Bank Bill rate	(42,376)
Citigroup(1)	09/15/09	AUD 37,000,000	7.00%	3 month Australian Bank Bill rate	(108,033)
Deutsche Bank(1)	06/15/09	AUD 16,000,000	7.00%	3 month Australian Bank Bill rate	15,081
UBS AG(1)	09/15/09	AUD 22,100,000	7.00%	3 month Australian Bank Bill rate	(66,310)
Morgan Stanley & Co.(1)	12/15/09	AUD 5,000,000	7.00%	6 month Australian Bank Bill rate	(19,309)
Morgan Stanley & Co.(1)	01/02/12	BRL 22,400,000	10.12%	Brazilian interbank lending rate	(681,445)
UBS AG(1)	01/02/12	BRL 11,400,000	10.58%	Brazilian interbank lending rate	(284,295)
Barclays Capital(1)	06/15/10	EUR 32,900,000	4.50%	6 month EURIBOR	384,592
Barclays Capital(2)	03/19/18	EUR 1,400,000	5.00%	6 month EURIBOR	1,734
Deutsche Bank(1)	06/18/34	EUR 1,300,000	5.00%	6 month EURIBOR	3,667
Deutsche Bank(1)	06/15/13	EUR 4,000,000	4.00%	6 month EURIBOR	61,517
UBS AG(1)	10/15/10	EUR 200,000	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	2,664
Barclays Capital(1)	09/15/10	GBP 4,200,000	5.00%	6 Month LIBOR	33,671
Barclays Capital(2)	06/20/17	JPY 40,000,000	2.00%	6 Month LIBOR	(4,542)
UBS AG(2)	06/20/17	JPY 90,000,000	2.00%	6 Month LIBOR	(14,053)
Citigroup(1)	05/14/09	MXN 39,000,000	7.91%	28 day Mexican interbank rate	(18,133)
Merrill Lynch & Co.(1)	11/04/16	MXN 2,000,000	8.17%	28 day Mexican interbank rate	(1,369)

					$1,398,154

(1)    Porfolio pays the floating rate and receives the fixed rate.

(2)    Portfolio pays the fixed rate and receives the floating rate.

#       Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at January 31, 2008:

Counter Party	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Lehman Brothers(2)	03/20/08	$2,300,000	0.06%	AIG Corp., 5.60%, due 10/18/16	$(3,249)
Morgan Stanley & Co.(1)	12/20/08	500,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	364
Merrill Lynch & Co.(1)	12/20/08	200,000	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/01/12	245
UBS AG(1)	12/20/08	600,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	208
Deutsche Bank(1)	06/20/16	1,100,000	0.72%	AutoZone, Inc., 6.95%; due 06/15/16	9,843
Citigroup(1)	12/20/16	1,200,000	0.17%	Bank of America Corp., 5.503%, due 10/14/16 (3)	57,954
Bear Stearns International Ltd.(1)	12/20/08	100,000	1.09%	Capital One Bank, 4.875%, due 05/15/08	1,931
UBS AG(1)	12/20/08	200,000	0.44%	Carnival Corp., 6.15%, due 04/15/08	(163)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.19%	Caterpillar, Inc., 7.25%, due 09/15/09	113
Barclays Bank PLC(1)	06/20/15	400,000	0.15%	CitiFinancial, 6.625%, 06/01/15	16,539
Lehman Brothers(1)	12/20/08	100,000	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/07	6
Lehman Brothers(1)	03/20/18	1,600,000	0.00%	CSX Corp., 6.25% due 03/15/18	—
Barclays Bank PLC(1)	09/20/11	400,000	0.58%	DaimlerChrysler NA Holdings, 5.75%, due 09/08/11	327
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.24%	Deere & Co., 7.85%, due 05/15/10	(45)
Merrill Lynch & Co.(1)	12/20/08	300,000	0.35%	Devon Energy Corp., 6.875%, due 09/30/11	(660)
Bank of America Securities LLC(1)	03/20/17	1,000,000	0.80%	Donnelley (R.R.) & Sons, 6.125%, due 01/15/17	36,369
Lehman Brothers(1)	12/20/11	100,000	0.00%	Dow Jones CDX HY7 Index	17,307
Merrill Lynch & Co.(1)	12/20/11	400,000	0.00%	Dow Jones CDX HY7 Index	70,598
Citigroup(2)	06/20/12	7,500,000	2.11%	Dow Jones CDX HY8 Index	(496,322)
Merrill Lynch & Co.(1)	06/20/12	2,200,000	2.75%	Dow Jones CDX HY8 Index	138,319
UBS AG(1)	06/20/12	2,500,000	2.75%	Dow Jones CDX HY8 Index	100,131
Morgan Stanley & Co.(2)	12/20/15	670,000	0.46%	Dow Jones CDX IG5 10YR Index	(63,105)
Morgan Stanley & Co.(2)	12/20/15	2,300,000	0.45%	Dow Jones CDX IG5 10YR Index	(215,846)
Morgan Stanley & Co.(1)	12/20/12	900,000	0.14%	Dow Jones CDX IG5 7YR Index	61,389
Morgan Stanley & Co.(1)	12/20/12	3,200,000	0.14%	Dow Jones CDX IG5 7YR Index	218,273
Goldman Sachs(1)	12/20/16	100,000	0.65%	Dow Jones CDX IG7 Index	4,751
JPMorgan Chase(1)	12/20/11	2,000,000	1.65%	Dow Jones CDX IG7 Index	111,271
Morgan Stanley & Co.(1)	12/20/16	1,500,000	0.65%	Dow Jones CDX IG7 Index	71,882
Lehman Brothers(1)	06/20/12	2,000,000	0.35%	Dow Jones CDX IG8 5YR Index	44,986
Goldman Sachs & Co.(2)	12/20/12	2,800,000	0.60%	Dow Jones CDX IG9 5Y Index	14,933
Bank of America Securities LLC(1)	12/20/08	300,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	56
Citigroup(1)	12/20/08	400,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(8)
Barclays Bank PLC(1)	12/20/08	500,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(561)
Morgan Stanley & Co.(1)	12/20/08	200,000	0.22%	Emerson Electric Co. 7.125%, due 08/15/10	(132)
Morgan Stanley & Co.(1)	12/20/08	300,000	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	(167)
Citigroup(1)	12/20/08	300,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	(296)
Merrill Lynch & Co.(1)	12/20/08	100,000	0.22%	Gannett Co., Inc., 6.375%, due 04/01/12	522
Bear Stearns International Ltd.(1)	03/20/16	600,000	0.33%	Goldman Sachs Group, Inc., 5.815%, due 03/22/16	18,278
Deutsche Bank(1)	09/20/16	200,000	0.51%	Goodrich Corp., 6.29%, due 07/01/16	(1,448)
Lehman Brothers(1)	12/20/08	200,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,687)
Bear Stearns International Ltd.(1)	12/20/08	400,000	0.32%	Hewlett Packard Co., 6.50% due 07/01/12	(617)
Lehman Brothers(1)	12/20/08	400,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	1,616
Merrill Lynch & Co.(1)	12/20/08	300,000	0.32%	Ingersoll-Rand Co., 6.48%, due 06/01/25	(227)
Barclays Bank PLC(1)	03/20/12	200,000	0.17%	International Lease Finance Corp., 5.40%, due 02/15/12	4,978
Lehman Brothers(1)	06/20/16	3,600,000	0.86%	International Paper Co., 5.25%, due 04/01/16	18,565
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.60%	International Paper Co., 6.75%, due 09/01/11	(402)
Barclays Bank PLC(1)	03/20/11	200,000	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	25,118
Lehman Brothers(1)	12/20/08	400,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(290)
Bank of America Securities LLC(1)	09/20/17	1,900,000	2.29%	Limited Brands, Inc., 6.90%, due 07/15/17	79,013
Lehman Brothers(1)	12/20/08	200,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(883)
Lehman Brothers(1)	12/20/08	300,000	0.30%	Masco Corp., 5.875%, due 07/15/12	5,125
Merrill Lynch & Co.(1)	12/20/08	200,000	0.85%	Motorola, Inc., 7.625%, due 11/15/10	361
UBS AG(1)	06/20/17	200,000	0.48%	Newell Rubbermain, Inc., 6.75%, due 03/15/12	5,352
Lehman Brothers(1)	12/20/08	200,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(853)
Merrill Lynch & Co.(1)	12/20/08	200,000	0.28%	Occidental Petroleum Corp., 6.75%, due 01/15/12	(281)
Morgan Stanley & Co.(1)	06/20/14	4,200,000	0.76%	Pearson Dollar, 5.70%, due 06/01/14	(10,458)
Lehman Brothers(1)	06/20/09	1,200,000	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(1,702)
Lehman Brothers(1)	12/20/08	300,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	2,483
UBS AG(1)	12/20/08	200,000	0.37%	RadioShack Corp., 7.375%, due 05/15/11	1,616
JPMorgan Chase(1)	05/20/16	600,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	12,776
Morgan Stanley & Co.(1)	05/20/16	1,800,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	38,985
Morgan Stanley & Co.(2)	06/20/08	100,000	0.25%	Russian Federation, 7.50%, 03/31/30	(167)
Morgan Stanley & Co.(1)	09/20/13	200,000	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	3,784
UBS AG(1)	12/20/08	200,000	0.44%	Simon Property Group, L.P., 5.45%, due 03/15/13	953
Bear Stearns International Ltd.(1)	03/20/12	1,000,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	80,107
Morgan Stanley & Co.(1)	06/20/12	500,000	0.11%	Target Corp., 5.875%, due 03/01/12	15,456
Morgan Stanley & Co.(1)	12/20/08	200,000	0.53%	The Kroger Co., 4.75%, due 04/15/12	(678)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.15%	Walmart Stores, Inc., 6.875%, due 08/10/09	20
Citigroup(1)	12/20/08	800,000	0.14%	Walmart Stores, Inc., 6.875%, due 08/10/09	161
Barclays Bank PLC(1)	12/20/08	200,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/01/12	(801)
Bear Stearns International Ltd.(1)	06/20/16	300,000	0.63%	Whirlpool Corp., 6.50%, due 06/15/16	9,940
Lehman Brothers(1)	12/20/08	200,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	335
					$502,291

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.
(3)	Variable rate, displayed rate is as of 1/31/08.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

INTERMEDIATE-TERM BOND PORTFOLIO

Schedule of Investments

As of January 31, 2008 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS —183.2%

		ASSET-BACKED SECURITIES —1.6%
		FSPC,
		Series T-75, Class A-1
NR	$1,787	3.416%(c), 12/25/36	$1,760,344
		Securitized Asset Backed Receivables,
		Series 2007-BR5, Class A2A
Aaa	948	3.506%(c), 05/25/37	936,362
		SLM Student Loan Trust,
		Series 2006-8, Class A2
Aaa	768	3.331%(c), 10/25/16	765,840
		Wells Fargo Home Equity Trust,
		Series 2005-2, Class AII2, 144A (original cost $420,271, purchased 09/29/06)(f)(g)
Aaa	420	3.616%(c), 10/25/35	383,691

		TOTAL ASSET-BACKED SECURITIES (cost $3,927,209)	3,846,237

		CERTIFICATE OF DEPOSITS —2.9%
		Abbey National Treasury Services PLC
Aa3	7,000	4.679%(c), 10/02/08 (cost $7,009,750)	7,018,753

		COLLATERALIZED MORTGAGE OBLIGATIONS —10.2%
		American Home Mortgage Investment Trust,
		Series 2004-4, Class 5A
Aaa	373	4.44%(c), 02/25/45	370,005
		Bank of America Funding Corp.,
		Series 2006-A, Class-1A1
Aaa	402	4.621%(c), 02/20/36	398,709
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2004-8, Class 11A2
Aaa	686	5.97%(c), 11/25/34	691,488
		Series 2004-8, Class 13A1
Aaa	1,016	5.659%(c), 11/25/34	1,033,852
		Bear Stearns Alt-A Trust,
		Series 2006-6, Class 31A1
AAA(d)	947	5.81%(c), 11/25/36	873,292
		Series 2006-6, Class 32A1
Aaa	908	5.811%(c), 11/25/36	826,111
		Bear Stearns Structured Products, Inc.,
		Series 2007-R7A, 144 A (original cost $1,021,412, purchased 08/27/07)(f)(g)
AAA(d)	1,028	3.485%(c), 01/25/37	999,967
		Citigroup Mortgage Loan Trust, Inc.,
		Series 2005-11, Class A2A
Aaa	396	4.70%(c), 12/25/35	397,106
		Series 2006-AR1, Class 1A1
Aaa	1,994	4.90%(c), 10/25/35	2,012,221
		Countrywide Alternative Loan Trust,
		Series 2003-J3, Class 2A1, 144A
NR	162	6.25%, 12/25/33	163,953
		Countrywide Home Loan, Mortgage Pass-Through Trust,
		Series 2003-R4, Class 2A, 144A (original cost $185,755, purchased 12/01/03)(f)(g)
Aaa	177	6.50%(c), 01/25/34	188,475
		Series 2004-25, Class 1A1
Aaa	1,068	3.706%(c), 02/25/35	1,014,385
		CS First Boston Mortgage Securities Corp.,
		Series 2003-8, Class 5A1
Aaa	41	6.50%, 04/25/33	41,499
		Series 2005-C6, Class A1
Aaa	264	4.938%, 12/15/40	263,973
		Federal Home Loan Mortgage Corp.,

		Series 2692, Class YB
Aaa	323	3.50%, 05/15/16	322,622
		Series 2772, Class NQ
Aaa	482	4.50%, 12/15/13	483,973
		Series 2828, Class EN
Aaa	1,672	4.50%, 10/15/23	1,678,929
		Series 2844, Class PQ
Aaa	85	5.00%, 05/15/23	85,493
		Series 2892, Class BL
Aaa	600	5.00%, 01/15/18	610,508
		Series 2912, Class ML
Aaa	21	4.50%, 12/15/20	20,653
		Series 2931, Class JA
Aaa	701	5.00%, 07/15/25	709,816
		Federal National Mortgage Assoc.,
		Series 83, Class PB
Aaa	440	3.50%, 09/25/16	439,304
		Series 2003-83, Class A
Aaa	150	4.25%, 04/25/28	149,695
		Series 2006-67, Class PA
Aaa	845	5.50%, 03/25/28	865,527
		Series 3346, Class FA
Aaa	4,126	4.466%(c), 02/15/19	4,096,979
		FHLMC Structured Pass-Through Securities,
		Series T-59, Class 1A2
AAA(d)	359	7.00%, 10/25/43	390,700
		GE Capital Commerical Mortgage Corp.,
		Series 2002-3A, Class A1
AAA(d)	292	4.229%, 12/10/37	289,261
		Government National Mortgage Assoc.,
		Series 1995-2, Class KQ
Aaa	91	8.50%, 03/20/25	100,705
		Series 2000-9, Class FG
Aaa	119	4.681%(c), 02/16/30	120,075
		Series 2000-9, Class FH
Aaa	185	4.581%(c), 02/16/30	186,487
		Series 2000-11, Class PH
Aaa	359	7.50%, 02/20/30	382,754
		Greenpoint Mortgage Funding Trust,
		Series 2005-AR2, Class A1
Aaa	651	3.606%(c), 06/25/45	614,662
		GS Mortgage Securities Corp II,
		Series 2001-1285, Class A1, 144A (original cost $478,977, purchased 10/09/02)(f)(g)
Aaa	451	6.044%, 08/15/18	461,833
		GSR Mortgage Loan Trust,
		Series 2005-AR6, Class 2A1
Aaa	576	4.54%(c), 09/25/35	563,881
		Merrill Lynch Mortgage Investors, Inc.,
		Series 2005, Class A10
Aaa	411	3.586%(c), 02/25/36	383,254
		MLLC Mortgage Investors, Inc.,
		Series 2005-2, Class 3A
Aaa	376	5.873%(c), 10/25/35	375,112
		Sequoia Mortgage Trust,
		Series 10, Class 2A1
Aaa	690	4.314%(c), 10/20/27	665,533
		Structured Asset Mortgage Investments, Inc.,
		Series 2005, Class AR5
Aaa	152	4.18%(c), 07/19/35	150,286
		Series 2206-AR3, Classs 12A1
Aaa	481	3.596%(c), 09/25/35	437,696
		Structured Asset Securities Corp.,
		Series 2001-21A, Class 1A1
Aaa	49	7.13%(c), 01/25/32	49,309
		Washington Mutual, Inc., Mortgage Pass-Through Certificate,
		Series 2002-AR6, Class A
Aaa	718	6.06%(c), 06/25/42	668,285
		Series 2002-AR9, Class 1A

Aaa		31	6.06%(c), 08/25/42	28,761

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $24,748,938)	24,607,129

			CORPORATE BONDS —25.1%
			Advertising —0.4%
			RH Donnelley Holdings,
			Sr. Notes
B3		1,200	8.875%, 01/15/16	1,029,000

			Airlines —1.1%
			United Air Lines, Inc.,
			Pass-Through Certificate, 144A(e)(g)(i)
B2		1,700	6.83%, 09/01/08	1,942,250
			United Air Lines, Inc., Equipment Trust,
			Sr. Notes, 144A(e)(g)(i)
NR		1,414	10.85%, 02/19/15	680,504

				2,622,754

			Banks —1.0%
			Barclays Bank PLC (United Kingdom)
Aa1		2,300	5.45%, 09/12/12	2,406,423

			Cable —0.4%
			CSC Holdings, Inc.,
			Sr. Unsec’d. Notes
B2		1,100	7.25%, 07/15/08	1,100,000

			Commercial Banks —0.9%
			National Australia Bank,
			Sr. Unsec’d. Notes, 144A (original cost $1,200,000, purchased 09/06/06)(f)(g)
Aa3		1,200	5.181%(c), 09/11/09	1,200,331
			Sumitomo Mitsui Banking,
			Sub. Notes (Japan)
NR	JPY	100,000	1.783%(c), 11/26/49	947,208

				2,147,539

			Distribution/Wholesale —0.3%
			SUPERVALUE, Inc.,
			Sr. Unsec’d. Notes
B1		700	7.50%, 11/15/14	709,625

			Diversified —0.5%
			Siemens Financieringsmaatschappij, Co. Gtd. Notes, 144A (Netherlands) (original cost $1,200,000, purchased 08/09/2006)(f)(g)
Aa3		1,200	4.92%(c), 08/14/09	1,200,716

			Diversified Financial Services —7.2%
			Caterpillar Financial Service Corp.,
			Notes
A2		1,200	4.93%(c), 08/11/09	1,193,855
			CIT Group, Inc.,
			Sr. Unsec’d. Notes
A2		1,200	5.225%(c), 05/23/08	1,172,188
			Citigroup Global Markets Holdings, Inc.,
			Notes
Aa1		700	5.091%(c), 03/17/09	695,289
			Citigroup, Inc.,
			Notes
Aa1		500	4.898%(c), 12/26/08	499,618
Aa1		1,200	5.29%(c), 06/09/09	1,189,236
			Ford Motor Credit Co., LLC,
			Notes
B1		600	5.625%, 10/01/08	591,932
			General Electric Capital Corp.,
			Notes
Aaa		1,300	5.031%(c), 03/16/09	1,301,554
			Sr. Unsec’d. Notes
Aaa		100	3.24%(c), 10/24/08	99,846

		Goldman Sachs Group LP,
		Notes
Aa3	1,750	5.143%(c), 06/28/10	1,722,383
		Goldman Sachs Group, Inc.,
		Sr. Notes
Aa3	1,800	4.974%(c), 06/23/09	1,784,813
		HSBC Finance Corp.,
		Sr. Notes
Aa3	400	3.95%(c), 10/21/09	389,754
		Sr. Unsec’d. Notes
A1	1,000	5.12%(c), 09/15/08	997,498
		Korea Development Bank,
		Notes
A3	2,670	4.75%, 07/20/09	2,700,048
		Lehman Brothers Holdings,
		Notes
A1	1,800	4.93%(c), 12/23/08	1,775,106
		SLM Corp.,
		Unsec’d. Notes(g)
A2	1,200	3.471%(c), 07/27/09	1,113,637

			17,226,757

		Electric - Integrated —0.8%
		Enel Finance International SA, Co. Gtd. Notes, 144A (original cost $1,197,444, purchased 09/13/07)(f)(g)
A1	1,200	5.70%, 01/15/13	1,249,300
		IPALCO Enterprises, Inc.,
		Sec’d. Notes
Ba1	600	8.375%, 11/14/08	609,000

			1,858,300

		Electronic Components —1.3%
		Dayton Power & Light Co. (The),
		First Mortgage
Baa1	500	5.125%, 10/01/13	512,735
		Florida Power Corp.,
		Sr. Unsec’d. Notes
A3	1,100	5.279%(c), 11/14/08	1,099,028
		Nisource Finance Corp., Co. Gtd. Notes
Baa3	1,500	5.585%(c), 11/23/09	1,463,373

			3,075,136

		Entertainment & Leisure —0.5%
		Walt Disney Co. (The),
		Sr. Notes
A3	1,200	5.25%(c), 09/10/09	1,200,398

		Financial - Bank & Trust —4.3%
		Bank of America Corp.,
		Sr. Notes
Aa2	600	5.055%(c), 02/17/09	600,914
		Charter One Bank NA,
		Sr. Notes
Aa2	1,200	3.294%(c), 04/24/09	1,193,153
		General Electric Capital Corp.,
		Sub. Notes (original cost $1,353,129, purchased 08/30/2007)(f)(g)
Aa1	1,000	5.50%(c), 09/15/49	1,404,862
		HSBC Bank USA,
		Notes
Aa2	300	5.188%(c), 12/14/09	298,747
		Lehman Brothers Holdings, Inc.,
A1	600	5.625%, 01/24/13	607,751
		Merrill Lynch Co.,
		Sr. Unsec’d. Notes
A1	1,300	4.91%(c), 12/22/08	1,286,494
		Rabobank Capital Funding II, 144A (original cost $1,419,795, purchased 1/30/2008)(f)(g)
A2	1,500	5.26%(c), 12/29/49	1,423,006

		Royal Bank of Scotland PLC, Co. Gtd. Notes, 144A (United Kingdom) (original cost $600,000, purchased 04/03/2006)(f)(g)
Aa1	600	4.453%(c), 04/11/08	601,165
		Unicredito Luxem, Co. Gtd. Notes, 144A (Luxembourg) (original cost $1,800,000, purchased 10/17/2006)(f)(g)
A1	1,800	3.768%(c), 10/24/08	1,796,935
		VTB Capital SA,
		Sr. Notes, 144A (original cost $1,200,000, purchased 10/27/2006)(f)(g)
A2	1,200	3.83%(c), 08/01/08	1,194,000

			10,407,027

		Financial Services —1.0%
		Bear Stearns Cos., Inc. (The),
A2	500	Sr. Unsec’d. Notes
		5.072%(c), 08/21/09	471,448
		GMAC LLC,
		Notes
Ba1	500	7.25%, 03/02/11	451,735
		Goldman Sachs Group, Inc.,
		Sr. Unsec’d. Notes
Aa3	1,500	4.098%(c), 10/23/09	1,488,226

			2,411,409

		Hotels, Restaurants & Leisure —0.2%
		Mandalay Resort Group,
		Sr. Unsec’d. Notes
Ba2	500	6.50%, 07/31/09	500,000

		Lumber & Wood Products —0.1%
		Weyerhaeuser,
		Sr. Unsec’d. Notes
Baa2	200	5.88%(c), 09/24/09	198,720

		Medical Supplies & Equipment —0.5%
		HCA, Inc.,
		Sr. Sec’d. Notes, 144A
B2	1,200	9.25%, 11/15/16	1,258,500

		Office Equipment —0.3%
		Xerox Corp.,
		Co. Gtd. Notes
Ba1	600	9.75%, 01/15/09	630,108

		Oil & Gas —0.4%
		Tesoro Corp.,
		Gtd. Notes
Ba1	950	6.50%, 06/01/17	926,250

		Oil, Gas & Consumable Fuels —1.0%
		Forest Oil Corp.,
		Sr. Usec’d. Notes
B1	500	8.00%, 06/15/08	501,875
		Transcontinental Gas Pipe Line Corp.,
		Notes, 144A (original cost $707,000, purchased 09/27/2005)(f)(g)
Ba2	700	5.538%(c), 04/15/08	700,000
		Transocean, Inc.,
		Unsec’d. Notes
Baa1	1,200	5.34%(c), 09/05/08	1,195,967

			2,397,842

		Pipelines —0.4%
		Dynegy Holdings, Inc.,
		Sr. Unsec’d.
B2	1,000	7.50%, 06/01/15	932,500

		Real Estate Investment Trusts —0.5%
		Ventas Realty,
		Co. Gtd. Notes
Ba2	1,200	6.75%, 04/01/17	1,206,000

			Retail
			J.C. Penney Corp.,
			Notes
Baa3		100	7.375%, 08/15/08	101,206

			Retail & Merchandising —0.7%
			Kimberly-Clark Corp.,
			Sr. Notes
A2		1,700	3.344%(c), 07/30/10	1,691,974

			Telecommunications —1.3%
			BellSouth Corp., Notes, 144A (original cost $593,592, purchased 08/02/2006)(f)(g)
A2		600	4.24%, 04/26/21	600,250
			Sr. Unsec’d. Notes
A2		600	4.969%(c), 08/15/08	599,384
			France Telecom SA,
			Sr. Unsec’d. Notes (France)(i)
A3		1,000	8.50%, 03/01/31	1,274,062
			Qwest Communications International, Inc.,
			Co. Gtd. Notes
B2		200	8.369%(c), 02/15/09	199,000
			Sprint Nextel,
			Sr. Unsec’d. Notes
Baa3		500	5.243%(c), 06/28/10	481,806

				3,154,502

			TOTAL CORPORATE BONDS (cost $61,033,619)	60,392,686

			FOREIGN GOVERNMENT BONDS —2.3%
			Republic of Brazil
Ba2	BRL	1,200	10.25%, 01/10/28	639,568
			Republic of Italy
Aa2	JPY	218,000	3.80%, 03/27/08	2,058,058
			Republic of Panama
Ba3		1,500	9.375%, 04/01/29	1,999,350
			Republic of South Africa
Baa1		750	5.875%, 05/30/22	724,290

			TOTAL FOREIGN GOVERNMENT BONDS (cost $4,818,726)	5,421,266

			MUNICIPAL BONDS —1.2%
			Golden State Tobacco Securitization Corp.
Baa3		100	5.00%, 06/01/33	87,759
			Honolulu City & County
Aaa		1,000	4.75%, 07/01/28	1,000,410
			Tobacco Securitization Authority of Southern California
Baa3		800	5.00%, 06/01/37	688,184
			Tobacco Settlement Financial Authority of West Virginia
Baa3		1,000	7.467%, 06/01/47	985,220

			TOTAL MUNICIPAL BONDS (cost $2,552,440)	2,761,573

			U.S. GOVERNMENT AGENCY OBLIGATIONS —17.6%
			Federal Farm Credit Bank
		1,300	3.65%, 03/16/09	1,300,000
			Federal Home Loan Bank
		100	4.09%, 02/20/09	100,078
		2,200	4.24%, 05/19/10	2,200,372
		900	4.50%, 06/12/13	901,732
			Federal National Mortgage Assoc.
		35,000	6.00%, TBA	35,853,125

	Federal National Mortgage Assoc.
2,000	5.50%, TBA	2,023,124

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $42,379,365)	42,378,431

	U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS —67.7%
	Federal Home Loan Mortgage Corp.
10,829	6.00%, 09/01/37	11,103,957
	Federal National Mortgage Assoc.
17,941	5.00%, 10/01/17-08/01/20	18,212,643
45,564	5.50%, 06/01/33-11/01/37	63,106,134
9	5.682%(c), 12/01/30	9,348
14,660	6.00%, 11/01/12-12/01/37	15,056,298
51,500	6.00%, TBA	52,835,807
69	6.25%(c), 08/01/24	70,193
129	7.148%(c), 07/01/25	132,132
—(r)	9.25%, 01/01/10	750
	Government National Mortgage Assoc.
282	5.625%, 08/20/26-07/20/30	283,653
670	6.00%, 01/15/29-07/15/29	694,246
78	6.125%, 10/20/24-12/20/26	79,053
368	6.25%(c), 03/20/30	373,431
427	6.375%, 05/20/23-06/20/27	437,651
173	6.50%, 10/15/25-06/15/29	180,724
74	8.00%, 09/20/30-07/20/31	80,915

	TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $160,653,507)	162,656,935

	U.S. TREASURY OBLIGATIONS(n)—54.6%
	U.S. Treasury Bond
600	4.75%, 02/15/37	639,187
	U.S. Treasury Notes
51,400	4.00%, 08/31/09	52,877,750
19,800	4.25%, 01/15/11	20,904,464
52,200	4.25%, 11/15/14	55,466,572
1,055	5.125%, 05/15/16	1,175,912

	TOTAL U.S. TREASURY OBLIGATIONS (cost $127,269,182)	131,063,885

	TOTAL LONG-TERM INVESTMENTS (cost $434,392,736)	440,146,895

	SHORT-TERM INVESTMENTS —5.5%

	COMMERCIAL PAPER —2.2%
	UBS Finance (DE) LLC, Disc. Notes
5,300	3.02%, 02/01/08 (cost $5,300,000)	5,300,000

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND —1.5%
3,740,096	Dryden Core Investment Fund - Taxable Money Market Series (cost $3,740,096)(w)	3,740,096

PRINCIPAL AMOUNT (000)#
	U.S. TREASURY OBLIGATIONS(k)—1.0%
	U.S. Treasury Notes
$150	2.11%, 02/28/08	149,674
1,140	2.69%, 03/13/08	1,136,053

1,150	2.955%, 03/13/08	1,146,019

	TOTAL U.S. TREASURY OBLIGATIONS (cost $2,432,007)	2,431,746

CONTRACTS
	OUTSTANDING OPTIONS PURCHASED* —0.8%
	Call Options —0.8%
	Eurodollar Futures
50	expiring 03/20/08, Strike Price $95.50	19,938
226	expiring 06/18/08, Strike Price $96.38	646,925
462	expiring 06/18/08, Strike Price $96.88	796,950
	USD Swap Option on 3 Month LIBOR
1,100	expiring 09/26/08 @ 4.75%	358,578
620	expiring 07/07/09 @ 3.60%	59,597

		1,881,988

	Put Options
	Eurodollar Futures Put Option
13,780	expiring 06/16/08, Strike Price $92.50	8,612

	TOTAL OUTSTANDING OPTIONS PURCHASED (cost $581,456)	1,890,600

	TOTAL SHORT-TERM INVESTMENTS (cost $12,053,559)	13,362,442

	TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—188.7% (cost $446,446,295)(p)	453,509,337

PRINCIPAL AMOUNT (000)#
	SECURITIES SOLD SHORT —(60.9)%
	U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS —(6.0)%
	Federal National Mortgage Association
14,300	5.00%, 01/19/18	(14,492,164)

	U.S. TREASURY OBLIGATIONS —(54.9)%
	U.S. Treasury Notes
51,400	4.00%, 08/31/09	(52,877,750)
74,300	4.25%, 11/15/14	(78,949,545)

		(131,827,295)

	TOTAL SECURITIES SOLD SHORT (proceeds received $141,213,008)	(146,319,459)

CONTRACTS
	OUTSTANDING OPTIONS WRITTEN* —(0.4)%
	Call Options —(0.4)%
	Eurodollar Futures
226	expiring 06/13/08, Strike Price $96.88	(261,312)
462	expiring 06/13/08, Strike Price $97.13	(378,263)
	USD Swap Option on 3 Month LIBOR
270	expiring 07/07/14 @ 4.20%	(59,670)

500	expiring 09/30/13 @ 4.95%	(279,254)

	TOTAL OUTSTANDING OPTIONS WRITTEN (premiums received $575,806)	(978,499)

	TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—127.4% (cost $304,657,481)	306,211,379
	Other liabilities in excess of other assets(x)—(27.4)%	(65,942,049)

	NET ASSETS —100%	$240,269,330

The following abbreviations were used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
NR	Not Rated
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar - denominated
#	Principal/Notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The ratings reflected are as of January 31, 2008. Ratings of certain bonds may have changed subsequent to that date.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(e)	Issuer in bankruptcy.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $13,377,375. The aggregate value of $13,404,531 is approximately 5.6% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Portfolio’s investments was $446,522,485; accordingly, net unrealized appreciation on investments for federal income tax purposes was $6,986,852 (gross unrealized appreciation $14,431,853; gross unrealized depreciation - $7,445,001). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(r)	Less than $1,000 par.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at January 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
134	90 Day Euro Dollar	Mar 09	32,015,950	32,583,775	567,825
392	90 Day Euro Dollar	Dec 09	94,148,600	94,800,300	651,700
11	90 Day Sterling	Mar 08	2,582,773	2,586,054	3,281
291	90 Day Sterling	Dec 08	68,640,775	68,962,625	321,850

					1,544,656

Short Positions:
90	2 Year Euro Shatz	Mar 08	13,909,973	13,983,765	(73,792)
216	20 Year U.S. Treasury Bond	Mar 08	25,420,984	25,771,500	(350,516)

					(424,308)

					$1,120,348

Forward foreign currency exchange contracts outstanding at January 31, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Japanese Yen
Expiring 02/07/08	JPY	57,297	$516,194	$539,045	$22,851
Norwegian Krone
Expiring 03/06/08	NOK	3,811	687,497	702,812	15,315

			$1,203,691	$1,241,857	$38,166

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized (Depreciation)
Euros,
Expiring 2/26/08	EUR	1,033	$1,532,675	$1,534,754	$(2,079)
British Pound,
Expiring 03/06/08	GBP	2,792	5,526,346	5,540,628	(14,282)

			$7,059,021	$7,075,382	$(16,361)

Interest rate swap agreements outstanding at January 31, 2008:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays Capital(1)	06/18/10	$76,500,000	4.00%	3 month LIBOR	1,064,941
Barclays Capital(1)	06/18/13	3,500,000	4.00%	3 month LIBOR	106,553
Barclays Capital(1)	06/18/09	16,100,000	4.00%	3 month LIBOR	118,650
Deutsche Bank(1)	06/18/10	71,700,000	4.00%	3 month LIBOR	645,765
Morgan Stanley Capital Services, Inc.(1)	06/18/09	14,500,000	4.00%	3 month LIBOR	162,664
Deutsche Bank(1)	01/15/10	AUD 2,600,000	6.50%	6 month Australian Bank Bill rate	(35,385)
Lehman Brothers(1)	03/19/10	EUR 3,000,000	4.50%	6 month EURIBOR	37,420
Morgan Stanley Capital Services, Inc.(1)	03/19/10	EUR 20,000,000	4.50%	6 month EURIBOR	306,991
Barclays Capital(1)	03/20/09	GBP 16,000,000	6.00%	6 month LIBOR	209,362
Barclays Capital(1)	06/19/09	GBP 6,500,000	6.00%	6 month LIBOR	97,940

					$2,714,901

(1)	Porfolio pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at January 31, 2008:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Lehman Brothers(1)	03/20/08	$1,200,000	0.06%	AIG Corp., 5.60%, due 10/18/16	$(1,695)
Deutsche Bank(2)	06/20/12	200,000	0.23%	Diamond Offshore Drilling, 0% (Convertible), 06/06/20	1,559
Merrill Lynch & Co.(1)	06/20/12	200,000	0.28%	Enbridge Energy Partners, 4.75%, due 06/01/13	(3,665)
Bank of America, N.A.(1)	06/20/12	200,000	0.33%	Energy Transfer Partners, 5.95%, due 02/01/15	(7,112)
Deutsche Bank(2)	06/20/12	200,000	0.50%	GlobalSantaFe Corp., 5.00%, due 02/15/13	(1,809)
Lehman Brothers(1)	03/20/08	600,000	1.55%	GMAC LLC, 6.875%, due 08/28/12	(1,649)
Merrill Lynch & Co.(1)	06/20/12	200,000	0.29%	Kinder Morgan, 6.75%, due 03/15/11	(3,507)
Bank of America, N.A.(1)	09/20/12	700,000	0.89%	Merrill Lynch, 5.00%, due 01/15/15	(13,806)
Merrill Lynch & Co.(1)	09/20/12	3,800,000	0.80%	Morgan Stanley, 6.60%, due 04/01/12	(61,885)
Citigroup(2)	06/20/12	200,000	0.48%	Nabors Industries, Inc., 5.375%, due 08/15/12	1,235
Deutsche Bank(2)	06/20/12	200,000	0.51%	Noble Corp., 5.875%, due 06/01/13	941
Barclays Capital(1)	12/20/08	300,000	0.29%	Petroleos Mexicanos, 9.50%, due 09/15/27	(133)
Lehman Brothers(1)	12/20/08	100,000	0.29%	Petroleos Mexicanos, 9.50%, due 09/15/27	(44)
Bank of America, N.A.(1)	06/20/12	200,000	0.32%	Plains All-American Pipeline, 7.75%, due 10/15/12	(2,092)
Deutsche Bank(1)	12/20/08	100,000	0.42%	Republic of Indonesia, 6.75%, due 03/10/14	(504)
Lehman Brothers(1)	12/20/08	300,000	0.40%	Republic of Indonesia, 6.75%, due 03/10/14	(1,574)
Barclays Capital(1)	12/20/08	100,000	0.26%	Republic of Panama, 8.875%, due 09/30/27	(437)
Deutsche Bank(1)	12/20/08	200,000	0.25%	Republic of Panama, 8.875%, due 09/30/27	(893)
Deutsche Bank(1)	12/20/08	100,000	0.33%	Republic of Peru, 8.75%, due 11/21/33	(172)
Lehman Brothers(1)	12/20/08	300,000	0.32%	Republic of Peru, 8.75%, due 11/21/33	(546)
Lehman Brothers(1)	12/20/08	100,000	0.31%	Russian Federation, 7.50%, due 03/31/30	(289)
Barclays Capital(1)	12/20/08	100,000	0.72%	Ukraine Government, 7.65%, due 06/11/13	(369)
Barclays Capital(1)	12/20/08	300,000	0.71%	Ukraine Government, 7.65%, due 06/11/13	(1,137)
Deutsche Bank(1)	12/20/08	300,000	0.72%	Ukraine Government, 7.65%, due 06/11/13	(1,106)
Bank of America, N.A.(1)	06/20/12	200,000	0.32%	Valero Energy Corp., 6.875%, due 04/15/12	(3,903)

					$(104,592)

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

MORTGAGE BACKED SECURITIES PORTFOLIO

Schedule of Investments

As of January 31, 2008 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —151.5%

	U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS —119.8%
	Federal Home Loan Mortgage Corp.,
$5,138	5.00%, 08/01/35-10/01/35	$5,117,619
1,613	6.00%, 01/01/15-02/01/21	1,666,058
2,843	6.50%, 01/01/18-11/01/26	2,956,342
36	7.50%, 06/01/28	38,601
10	8.50%, 10/01/15-07/01/21	11,824
9	9.00%, 06/01/09-03/01/11	9,246
25	11.50%, 03/01/16	29,671
	Federal National Mortgage Assoc.,
2,142	4.50%, 03/01/35	2,081,582
8,292	5.00%, 11/01/18-02/01/36	8,290,659
1,626	5.00%, 08/01/35(k)	1,619,912
8,470	5.00%, TBA	8,419,705
21,229	5.50%, 06/01/33-08/01/37	21,527,276
115	5.50%, TBA	116,509
833	5.78%, 11/01/11	881,702
3,906	6.00%, 04/01/14-01/01/33	4,023,662
4,000	6.00%, TBA	4,103,752
41	6.047%(c), 03/01/12	44,369
16,762	6.50%, 05/01/14-12/01/37	17,421,833
31	7.00%, 09/01/11-07/01/12	33,215
42	8.00%, 09/01/22-12/01/22	45,492
7	9.75%, 08/01/10-11/01/16	7,986
	Government National Mortgage Assoc.,
547	4.50%, 09/15/33-10/15/33	535,762
810	5.00%, 04/15/35	812,461
219	6.00%, 07/15/24-08/15/24	226,958
2,542	6.50%, 05/15/23-06/15/36	2,650,694
1,759	7.00%, 11/15/31-11/15/33	1,855,689
34	7.50%, 09/15/11-12/20/23	36,731
485	8.00%, 03/15/17-11/15/30	529,254
50	8.25%, 06/20/17-07/20/17	54,285
52	8.50%, 04/20/17	57,083
76	9.00%, 09/15/08-01/15/20	82,206
12	9.50%, 08/15/09-06/15/20	12,722
7	13.50%, 05/15/11	7,895
10	14.00%, 06/15/11	11,479
11	16.00%, 05/15/12	13,027

	TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $83,779,553)	85,333,261

	COLLATERALIZED MORTGAGE OBLIGATIONS —31.7%
	Citigroup Mortgage Loan Trust, Inc.,
	Series 2006-AR1, Class 3A1
383	5.50%(c), 03/25/36	387,116
	Countrywide Alternative Loan Trust,
	Series 2005-73CB, Class 1A7
533	5.50%, 01/25/36	535,586
	Series 2005-85CB, Class 2A2
1,447	5.50%, 02/25/36	1,447,430
	Series 2005-J11, Class 1A3
1,625	5.50%, 11/25/35	1,628,622
	Series 2007-HY5R, Class 2A1A
1,055	5.544%(c), 03/25/47	1,046,228
	Countrywide Home Loan Mortgage Pass-Through Trust,
	Series 2006-14, Class A3
1,522	6.25%, 09/25/36	1,544,759
	Series 2006-J2, Class 1A6
90	6.00%, 04/25/36	86,583
	Series 2007-4, Class 1A1
366	6.00%, 05/25/37	365,900

	Series 2007-13, Class A10
790	6.00%, 08/25/37	757,421
	Federal Home Loan Mortgage Corp., Structured Pass-Through Securities,
	Series T-42, Class A5
222	7.50%, 02/25/42	240,100
	Federal Home Loan Mortgage Corp.,
	Series 74, Class F
22	6.00%, 10/15/20	22,294
	Series 83, Class Z
4	9.00%, 10/15/20	4,705
	Series 186, Class E
37	6.00%, 08/15/21	36,957
	Series 245, Class IO
339	5.00%, 05/15/37	75,713
	Series 1058, Class H
12	8.00%, 04/15/21	12,435
	Series 1116, Class I
10	5.50%, 08/15/21	9,733
	Series 1120, Class L
44	8.00%, 07/15/21	47,289
	Series 1630, Class PJ
217	6.00%, 05/15/23	218,751
	Series 2627, Class BG
1,087	3.25%, 06/15/17	1,064,862
	Series 2809, Class UC
425	4.00%, 06/15/19	410,079
	Series 2852, Class VI-IO
1,441	5.00%, 06/15/24	70,129
	Series 2882, Class YI-IO
694	5.00%, 03/15/24	27,669
	Series 2915, Class K1-IO
719	5.00%, 06/15/24	31,835
	Series 2995, Class ST-IO
1,520	3.629%(c), 05/15/29	129,734
	Series 3279, Class SD-IO
4,649	3.309%(c), 02/15/37	273,523
	Series 3309, Class SC-IO
4,303	3.329%(c), 04/15/37	243,940
	Federal National Mortgage Assoc.,
	Series 56, Class 1
15	6.00%, 04/01/19	15,814
	Series 340, Class 2-IO
604	5.00%, 09/01/33	139,812
	Series 347, Class 2-IO
1,288	5.00%, 01/01/34	298,175
	Series 353, Class 2-IO
912	5.00%, 08/01/34	205,415
	Series 1988-19, Class J
15	8.50%, 07/25/18	16,794
	Series 1990-10, Class L
6	8.50%, 02/25/20	6,710
	Series 1990-108, Class G
17	7.00%, 09/25/20	18,023
	Series 1991-21, Class J
17	7.00%, 03/25/21	18,291
	Series 1992-113, Class Z
35	7.50%, 07/25/22	38,000
	Series 1993-223, Class ZA
276	6.50%, 12/25/23	292,828
	Series 2001-51, Class QN
464	6.00%, 10/25/16	486,234
	Series 2003-33, Class PT
178	4.50%, 05/25/33	176,817
	Series 2007-22, Class SD-IO
2,660	3.024%(c), 03/25/37	167,924
	Series G-14, Class L
20	8.50%, 06/25/21	21,153

	Series G92-24, Class Z
21	6.50%, 04/25/22	21,811
	Series G92-59, Class D
107	6.00%, 10/25/22	113,373
	Series G94-4, Class PG
317	8.00%, 05/25/24	354,924
	First Boston Mortgage Securities Corp.,
	Series B, Class I-O, IO
54	8.985%, 04/25/17	12,477
	Series B, Class P-O, PO
54	Zero Coupon, 04/25/17	49,270
	Government National Mortgage Assoc.,
	Series 2006-35, Class LO, PO
299	Zero Coupon, 07/20/36	242,544
	Series 2006-38, Class XS, IO
1,547	4.134%(c), 09/16/35	168,219
	GSR Mortgage Loan Trust,
	Series 2005-AR2, Class 1A2
224	5.697%(c), 04/25/35	223,822
	Series 2007-AR1, Class 2A1
419	5.999%(c), 03/25/37	425,862
	Series 2007-AR2, Class 1A1
383	5.79%(c), 05/25/47	388,823
	JPMorgan Mortgage Trust,
	Series 2007-S2, Class 2A3
1,008	5.50%, 06/25/37	1,020,145
	Morgan Stanley Mortgage Loan Trust,
	Series 2004-5AR, Class 3A4
523	4.368%(c), 07/25/34	519,504
	Series 2007-12, Class 3A22
313	6.00%, 08/25/37	312,717
	Series 2007-13, Class B1
97	6.276%(c), 10/25/37	85,153
	Residential Asset Securitization Trust,
	Series 2004-A3, Class A7
750	5.25%, 06/25/34	704,570
	Series 2005-A9, Class A3
1,722	5.50%, 07/25/35	1,624,011
	Salomon Brothers Mortgage Securities VI, Inc.,
	Series 1986-1, Class A
13	6.00%, 12/25/11	12,563
	Wells Fargo Mortgage Backed Securities Trust,
	Series 2005-AR13, Class A1
1,500	5.31%(c), 05/25/35	1,476,743
	Series 2006-AR5, Class 2A1
1,142	5.535%(c), 04/25/36	1,169,294
	Series 2006-AR10, Class 5A2
1,004	5.595%(c), 07/25/36	1,025,493

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $21,897,810)	22,572,701

	TOTAL LONG-TERM INVESTMENTS (cost $105,677,363)	107,905,962

	SHORT-TERM INVESTMENTS —7.1%

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND
240	Dryden Core Investment Fund - Taxable Money Market Series (cost $240)(w)	240

PRINCIPAL AMOUNT (000)#
	REPURCHASE AGREEMENT —7.1%
$5,100	JPMorgan, 2.99%, dated 01/31/08, due 02/01/08 in the amount of $5,100,424, (cost $5,100,000; the value of collateral including accrued interest was $5,205,098)(g)	5,100,000

	TOTAL SHORT-TERM INVESTMENTS (cost $5,100,240)	5,100,240

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—158.6% (cost $110,777,603)(p)	113,006,202

	SECURITIES SOLD SHORT —(40.4)%
	U.S. Government Obligations
	Federal National Mortgage Assoc.,
2,230	5.00%, TBA	(2,220,244)
1,000	5.50%, TBA	(1,013,125)
6,729	6.00%, TBA	(6,903,537)
6,000	6.00%, TBA	(6,200,628)
—(r)	6.50%, TBA	(10)
12,000	6.50%, TBA	(12,453,744)

	TOTAL SECURITIES SOLD SHORT (proceeds $28,631,464)	(28,791,288)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—118.2% (cost $82,146,139)	84,214,914
	Other liabilities in excess of other assets(x)—(18.2)%	(12,968,087)

	NET ASSETS —100%	$71,246,827

The following abbreviations are used in the portfolio descriptions:

IO	Interest Only
PO	Principal Only
TBA	To Be Announced
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(g)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(k)	Securities segregated as collateral for futures contracts. For reverse repurchase agreements, a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.
(p)	Federal income tax basis is substantially the same as for financial reporting purposes.
(r)	Less than $1,000 par.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, and interest rate and credit default swaps as follows:

Open futures contracts outstanding at January 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
17	5 Year U.S. Treasury Notes	Mar 08	$1,944,037	$1,921,000	$(23,037)

Short Positions:
1	2 Year U.S. Treasury Notes	Mar 08	214,285	213,219	1,066
16	10 Year U.S. Treasury Notes	Mar 08	1,862,820	1,867,500	(4,680)
2	20 Year U.S. Treasury Bonds	Mar 08	238,875	238,625	250
8	90 Day Euro Dollar	Jun 08	1,907,300	1,950,200	(42,900)
9	90 Day Euro Dollar	Sep 08	2,146,051	2,194,988	(48,937)

					(95,201)

					$(118,238)

Interest rate swap agreements outstanding at January 31, 2008:

Counter Party	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation
Goldman Sachs (1)	11/07/09	$2,725,000	4.37%	3 Month LIBOR	$69,010

(1) Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at January 31, 2008:

Counter Party	Termination Date	Notional Amount	Fixed Rate	Reference Entity/Obligation	Unrealized Depreciation
Goldman Sachs (1)	07/25/45	$800,000	0.54%	ABX. HEA. Index	$(300,649)

(1)	Portfolio sold credit default to the counterparty and will pay counterparty up to par in the event that the underlying bond defaults.

Reverse Repurchase Agreements outstanding at January 31, 2008:

Broker	Interest Rate	Trade Date	Value at January 31, 2008	Maturity Date	Cost
Bank of America	3.50%	1/22/2008	$3,715,000	2/20/2008	$3,715,000
First Boston Corp. Mortgage	4.05%	1/17/2008	2,424,000	2/19/2008	2,424,000
First Boston Corp. Mortgage	4.25%	1/11/2008	22,657,000	2/12/2008	22,657,000

			$28,796,000		$28,796,000

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Schedule of Investments
As of January 31, 2008 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
	Federal Farm Credit Banks —0.3%
$200	3.19%, 07/09/08 (cost $198,037)	$198,037

	Federal Home Loan Bank —19.7%
590	3.00%, 03/24/08	588,026
1,280	4.00%, 02/01/08	1,280,000
2,500	4.21%, 02/08/08(n)	2,497,954
6,000	4.37%, 02/20/08(n)	5,986,478
3,000	4.84%, 02/06/08(n)	2,997,983
300	5.925%, 04/09/08	300,271

	TOTAL FEDERAL HOME LOAN BANK (cost $13,650,712)	13,650,712

	Federal Home Loan Mortgage Association —20.5%
782	3.125%, 04/04/08	779,042
300	3.15%, 06/04/08	297,837
2,500	3.452%, 07/14/08(n)	2,461,847
1,500	3.53%, 05/30/08(n)	1,482,894
560	3.75%, 04/23/08	557,979
2,000	3.875%, 06/15/08	2,002,614
2,500	4.215%, 02/08/08(n)	2,497,951
1,100	4.23%, 02/04/08(n)	1,099,612
3,000	4.73%, 02/19/08(n)	2,992,905

	TOTAL FEDERAL HOME LOAN MORTGAGE ASSOCIATION (cost $14,172,681)	14,172,681

	Federal National Mortgage Association —6.4%
2,500	3.457%, 06/27/08(n)	2,465,700
500	3.47%, 07/16/08(n)	492,230
500	3.56%, 06/12/08(n)	493,675
1,000	5.25%, 06/18/08	999,842

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (cost $4,451,447)	4,451,447

	Repurchase Agreements(m) —53.2%
11,300	CS First Boston Triparty 2.97% dated 01/31/08, due 02/01/08 in the amount of $11,300,932 (cost 11,300,000; the value of collateral plus accrued interest was $11,529,867)	11,300,000
15,700	Deutsche Triparty 3.00% dated 01/31/08, due 02/01/08 in the amount of $15,701,308 (cost $15,700,000; the value of collateral plus accrued interest was $15,775,254)	15,700,000
9,900	JPM Triparty 2.99% dated 01/31/08, due 02/01/08 in the amount of $9,900,822 (cost $9,900,000; the value of collateral plus accrued interest was $10,100,369)	9,900,000

	TOTAL REPURCHASE AGREEMENTS (cost $36,900,000)	36,900,000

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND —0.1%
36,662	Dryden Core Investment Fund - Taxable Money Market Series (cost $36,662)(w)	36,662

	TOTAL INVESTMENTS(h)—100.2% (amortized cost $69,409,539)	69,409,539
	Liabilities in excess of other assets —(0.2)%	(147,958)

	NET ASSETS —100%	$69,261,581

(h)	Federal income tax basis is the same as for financial reporting purposes.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued at their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Certain portfolios of the Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency exchange contracts are valued daily at current forward exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Securities held by the U.S. Government Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due of maturity and the cost. Short-term debt securities held by the other Portfolios, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term debt securities held by the other Portfolios, which mature in more than 60 days, are valued at current market quotations.

Certain Portfolios invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 25, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 25, 2008

*	Print the name and title of each signing officer under his or her signature.